                                                      Registration No. 333-72913

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

                   REGISTRATION STATEMENT UNDER THE SECURITIES
                                 ACT OF 1933                       [ ]

                         Pre-Effective Amendment No.               [ ]
                                                     ---

                        Post-Effective Amendment No. 8             [X]
                                      and/or

                   REGISTRATION STATEMENT UNDER THE INVESTMENT
                             COMPANY ACT OF 1940                   [ ]

                                Amendment No.                      [ ]
                                              --------

                        (Check appropriate box or boxes.)

                         NML VARIABLE ANNUITY ACCOUNT A
                           (Exact Name of Registrant)

                 THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY
                               (Name of Depositor)

  720 East Wisconsin Avenue, Milwaukee, Wisconsin                        53202
(Address of Depositor's Principal Executive Offices)                  (Zip Code)

Depositor's Telephone Number, including Area Code 414-271-1444

        ROBERT J. BERDAN, Vice President, General Counsel and Secretary
             720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202
                    (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate space)

     [ ]  immediately upon filing pursuant to paragraph (b) of Rule 485
     [ ]  on (DATE) pursuant to paragraph (b) of Rule 485
     [X]  60 days after filing pursuant to paragraph (a)(1) of Rule 485
     [ ]  on (DATE) pursuant to paragraph (a)(1) of Rule 485
     [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

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[LOGO] Northwestern Mutual(R)     The Northwestern Mutual Life Insurance Company
                                           NML Variable Annuity Account A

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                                                                  April 29, 2005


Profile of the Variable Annuity Contract

This Profile is a summary of some of the more important points that you should consider and know before purchasing the Contract. We describe the Contract more fully in the prospectus which accompanies this Profile. Please read the prospectus carefully.

1. The Annuity Contract The Contract provides retirement annuity benefits for self-employed individuals (and their eligible employees). The Contract will invest on a tax-deferred basis in your choice of twenty-four investment portfolios. The Contract also allows investment on a fixed basis in a guaranteed account.

The Contract is intended for retirement savings or other long-term investment purposes. The Contract provides for a death benefit during the years when funds are being accumulated and for a variety of income options following retirement.


The twenty-four investment portfolios are listed in Section 4. These portfolios bear varying amounts of investment risk. Those with more risk are designed to produce a greater long-term return than those with less risk. But this result is not guaranteed. You can also lose your money.


The amounts you invest on a fixed basis earn interest at a rate we declare from time to time. We guarantee principal and we guarantee the interest rate for each amount for at least one year.


You may invest in any or all of the twenty-four investment portfolios. Subject to certain limitations designed to deter short-term and excessive trading, you may move money among these portfolios without charge. Transfers of amounts invested on a fixed basis are also subject to restrictions.



During the years when funds are being paid into your Contract, known as the accumulation phase, the earnings accumulate on a tax-deferred basis. The earnings are taxed as income if you make a withdrawal. The income phase begins when you start receiving annuity payments from your Contract. Monthly annuity payments begin on the date you select.


The amount you accumulate in your Contract, including the results of investment performance, will determine the amount of your monthly annuity payments.

2. Annuity Payments If you decide to begin receiving monthly annuity payments from your Contract, you may choose one of three payment plans: (1) monthly payments for a specified period of five to thirty years, as you select, (2) monthly payments for your life (assuming you are the annuitant), and you may choose to have payments continue to your beneficiary for the balance of ten or twenty years if you die sooner; or (3) monthly payments for your life and for the life of another person (usually your spouse) selected by you. After you begin receiving monthly annuity payments you cannot change your selection if the payments depend on your life or the life of another.

These payment plans are available to you on a variable or fixed basis. Variable means that the amount accumulated in your Contract will continue to be invested in one or more of the twenty-four investment portfolios as you choose. Your monthly annuity payments will vary up or down to reflect continuing investment performance. Or you may choose a fixed annuity payment plan which guarantees the amount you will receive each month.


3. Purchase The Contract can be purchased by an individual through a Financial Representative of The Northwestern Mutual Life Insurance Company. We offer Front Load and Back Load Contracts, as briefly described in Section 5. You may make purchase payments of $25 or more as you accumulate funds in your Contract. For the Front Load Contract the minimum initial purchase payment is $10,000. Your Northwestern Mutual agent will help you complete a Contract application form.



4. Investment Choices You may invest in any or all of the following investment portfolios described in the attached Fund or Portfolio prospectus:


Northwestern Mutual Series Fund, Inc.

     1.   Small Cap Growth Stock Portfolio
     2.   T. Rowe Price Small Cap Value Portfolio
     3.   Aggressive Growth Stock Portfolio
     4.   International Growth Portfolio
     5.   Franklin Templeton International Equity Portfolio
     6.   AllianceBernstein Mid Cap Value Portfolio
     7.   Index 400 Stock Portfolio
     8.   Janus Capital Appreciation Portfolio
     9.   Growth Stock Portfolio
     10.  Large Cap Core Stock Portfolio
     11.  Capital Guardian Domestic Equity Portfolio
     12.  T. Rowe Price Equity Income Portfolio
     13.  Index 500 Stock Portfolio
     14.  Asset Allocation Portfolio
     15.  Balanced Portfolio
     16.  High Yield Bond Portfolio
     17.  Select Bond Portfolio
     18.  Money Market Portfolio

Fidelity VIP Mid Cap Portfolio

                                   PROFILE - i

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[LOGO] Northwestern Mutual(R)     The Northwestern Mutual Life Insurance Company
                                           NML Variable Annuity Account A

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Russell Investment Funds

     1.   Multi-Style Equity Fund
     2.   Aggressive Equity Fund
     3.   Non-U.S. Fund
     4.   Core Bond Fund
     5.   Real Estate Securities Fund

You may also invest all or part of your funds on a fixed basis in the Guaranteed Interest Fund (GIF).

5. Expenses The Contract has insurance and investment features, and there are costs related to them. For the Front Load Contract we deduct a sales load of 4.5% from your purchase payments. The percentage is lower when cumulative purchase payments exceed $100,000. For the Back Load Contract there is no sales load deducted from purchase payments but a withdrawal charge of 0% to 6% applies, depending on the length of time the money you withdraw has been in the Contract and the size of your Contract.


Each year we deduct a $30 Contract fee. Currently this fee is waived if the value of your Contract is $25,000 or more.


We also deduct mortality and expense risk charges for the guarantees associated with your Contract. These charges are at the annual rate of 0.50% for the Front Load Contract. They begin at 1.25% for the Back Load Contract and are reduced to 0.50% for purchase payments that are no longer subject to withdrawal charges in Contracts with a value of $25,000 or more. We may increase the charges to a maximum rate of 0.75% for the Front Load Contract and 1.50% for the Back Load Contract. We will not increase the charges for at least five years from the date of the prospectus.

If your Contract includes the enhanced death benefit which we offer at extra cost, we will deduct from your Contract value on each Contract anniversary a charge based on the amount of the enhanced death benefit in effect and the age of the Annuitant when the Contract was issued. The charge is 0.10% of the amount of the benefit for issue age 45 or less, 0.20% for issue ages 46-55, and 0.40% for issue ages 56-65.


The portfolios also bear investment charges that range from an annual rate of 0.20% to 1.28% of the average daily value of the portfolio, without regard to fee waivers or expense limits or reimbursements, depending on the investment portfolio you select. The following charts are designed to help you understand the charges for the Front Load and Back Load Contracts. The first three columns show the annual expenses as a percentage of assets including the insurance charges, the portfolio charges and the total charges. Portfolio expenses are based on 2004 expenses for the portfolios. Expenses for the portfolios reflect fee waivers and expense reimbursements. The last two columns show you examples of the charges, in dollars, you would pay. The examples reflect the impact of the asset based charges, any sales loads or withdrawals that would apply, and the $30 Contract fee calculated by dividing the annual Contract fees collected by the average assets of the sub-account. The examples assume that you invested $10,000 in a Contract which earns 5% annually and that you withdraw your money at the end of year one, and at the end of year ten. Both of these examples, for both Contracts, reflect aggregate charges on a cumulative basis to the end of the 1 or 10-year period.



For more detailed information, see the Expense Table and Annual Fund Operating Expenses in the attached Contract prospectus.


                                  PROFILE - ii

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[LOGO] Northwestern Mutual(R)     The Northwestern Mutual Life Insurance Company
                                           NML Variable Annuity Account A

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
                                                         EXPENSES
--------------------------------------------------------------------------------------------------------------------------
FRONT LOAD CONTRACT                    Annual Expenses as a Percentage of Assets
WITHOUT THE ENHANCED                                                   Total                Examples: *
DEATH BENEFIT                                                          Annual      Total    Total Annual Charges At End of
                                                  Total Annual       Portfolio    Annual
Portfolio                                      Insurance Charges*     Charges    Expenses   1 Year   10 Years
--------------------------------------------------------------------------------------------------------------------------
Northwestern Mutual Series Fund, Inc.
   Small Cap Growth Stock                    0.51% (0.50% + 0.01%)     0.57%       1.08%     $555     $1,862
   T. Rowe Price Small Cap Value             0.51% (0.50% + 0.01%)     0.88%       1.39%     $585     $2,193
   Aggressive Growth Stock                   0.51% (0.50% + 0.01%)     0.52%       1.03%     $550     $1,808
   International Growth                      0.51% (0.50% + 0.01%)     0.98%       1.49%     $595     $2,298
   Franklin Templeton International Equity   0.51% (0.50% + 0.01%)     0.72%       1.23%     $570     $2,024
   AllianceBernstein Mid Cap Value           0.51% (0.50% + 0.0l%)     0.89%       1.40%     $586     $2,204
   Index 400 Stock                           0.51% (0.50% + 0.01%)     0.26%       0.77%     $525     $1,521
   Janus Capital Appreciation                0.51% (0.50% + 0.01%)     0.84%       1.35%     $581     $2,151
   Growth Stock                              0.51% (0.50% + 0.01%)     0.43%       0.94%     $542     $1,709
   Large Cap Core Stock                      0.51% (0.50% + 0.01%)     0.44%       0.95%     $543     $1,720
   Capital Guardian Domestic Equity          0.51% (0.50% + 0.01%)     0.62%       1.13%     $560     $1,917
   T. Rowe Price Equity Income               0.51% (0.50% + 0.01%)     0.69%       1.20%     $567     $1,992
   Index 500 Stock                           0.51% (0.50% + 0.01%)     0.20%       0.71%     $519     $1,453
   Asset Allocation                          0.51% (0.50% + 0.01%)     0.64%       1.15%     $562     $1,938
   Balanced                                  0.51% (0.50% + 0.01%)     0.30%       0.81%     $529     $1,565
   High Yield Bond                           0.51% (0.50% + 0.01%)     0.50%       1.01%     $548     $1,786
   Select Bond                               0.51% (0.50% + 0.01%)     0.30%       0.81%     $529     $1,565
   Money Market**                            0.51% (0.50% + 0.01%)     0.30%       0.81%     $529     $1,565
Fidelity VIP Mid Cap Portfolio               0.51% (0.50% + 0.01%)         %           %     $        $
                                                                       ----        ----       ---      -----
Russell Investment Funds
   Multi-Style Equity                        0.51% (0.50% + 0.01%)     0.87%       1.38%     $584     $2,192
   Aggressive Equity                         0.51% (0.50% + 0.01%)     1.05%       1.56%     $602     $2,478
   Non-U.S.                                  0.51% (0.50% + 0.01%)     1.15%       1.66%     $611     $2,588
   Core Bond                                 0.51% (0.50% + 0.01%)     0.70%       1.21%     $568     $2,031
   Real Estate Securities                    0.51% (0.50% + 0.01%)     0.92%       1.43%     $589     $2,235
--------------------------------------------------------------------------------------------------------------------------

*Total Annual Insurance Charges include the insurance charges of 0.50% plus 0.01% of the assets to reflect the $30 Contract fee, based on actual Contract fees collected divided by average assets of the sub-account. The actual impact of the Contract fee may be greater or less than 0.01%, depending upon the value of your Contract. We may increase the mortality and expense risk charges from 0.50% to a maximum rate of 0.75%. We will not increase the mortality and expense risk charges for at least five years from the date of the prospectus.

**A fee waiver applied to the Money Market Portfolio during 2004. Without this waiver the Total Annual Portfolio Charges would have been higher. The waiver ended on December 31, 2004. Total Annual Portfolio Charges for the Money Market Portfolio have been restated in the table to reflect expenses without the fee waiver.


                                  PROFILE - iii

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[LOGO] Northwestern Mutual(R)     The Northwestern Mutual Life Insurance Company
                                           NML Variable Annuity Account A

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
                                                         EXPENSES
--------------------------------------------------------------------------------------------------------------------------
BACK LOAD CONTRACT                     Annual Expenses as a Percentage of Assets
WITHOUT THE ENHANCED                                                   Total                Examples: *
DEATH BENEFIT                                                          Annual      Total    Total Annual Charges At End of
                                                  Total Annual       Portfolio    Annual
Portfolio                                      Insurance Charges*     Charges    Expenses   1 Year   10 Years
--------------------------------------------------------------------------------------------------------------------------
Northwestern Mutual Series Fund, Inc.
   Small Cap Growth Stock                    1.38% (1.25% + 0.13%)     0.57%       1.95%     $798     $2,426
   T. Rowe Price Small Cap Value             1.38% (1.25% + 0.13%)     0.88%       2.26%     $829     $2,742
   Aggressive Growth Stock                   1.38% (1.25% + 0.13%)     0.52%       1.90%     $793     $2,374
   International Growth                      1.38% (1.25% + 0.13%)     0.98%       2.36%     $839     $2,842
   Franklin Templeton International Equity   1.38% (1.25% + 0.13%)     0.72%       2.10%     $813     $2,580
   AllianceBernstein Mid Cap Value           1.38% (1.25% + 0.13%)     0.89%       2.27%     $830     $2,752
   Index 400 Stock                           1.38% (1.25% + 0.13%)     0.26%       1.64%     $767     $2,100
   Janus Capital Appreciation                1.38% (1.25% + 0.13%)     0.84%       2.22%     $825     $2,702
   Growth Stock                              1.38% (1.25% + 0.13%)     0.43%       1.81%     $784     $2,280
   Large Cap Core Stock                      1.38% (1.25% + 0.13%)     0.44%       1.82%     $785     $2,291
   Capital Guardian Domestic Equity          1.38% (1.25% + 0.13%)     0.62%       2.00%     $803     $2,478
   T. Rowe Price Equity Income               1.38% (1.25% + 0.13%)     0.69%       2.07%     $810     $2,550
   Index 500 Stock                           1.38% (1.25% + 0.13%)     0.20%       1.58%     $761     $2,035
   Asset Allocation                          1.38% (1.25% + 0.13%)     0.64%       2.02%     $805     $2,499
   Balanced                                  1.38% (1.25% + 0.13%)     0.30%       1.68%     $771     $2,143
   High Yield Bond                           1.38% (1.25% + 0.13%)     0.50%       1.88%     $791     $2,354
   Select Bond                               1.38% (1.25% + 0.13%)     0.30%       1.68%     $771     $2,143
   Money Market**                            1.38% (1.25% + 0.13%)     0.30%       1.68%     $771     $2,143
Fidelity VIP Mid Cap Portfolio               1.38% (1.25% + 0.13%)         %           %     $        $
                                                                       ----        ----       ---      -----
Russell  Investment Funds
   Multi-Style Equity                        1.38% (1.25% + 0.13%)     0.87%       2.25%     $828     $2,741
   Aggressive Equity                         1.38% (1.25% + 0.13%)     1.05%       2.43%     $846     $3,013
   Non-U.S.                                  1.38% (1.25% + 0.13%)     1.15%       2.53%     $856     $3,118
   Core Bond                                 1.38% (1.25% + 0.13%)     0.70%       2.08%     $811     $2,587
   Real Estate Securities                    1.38% (1.25% + 0.13%)     0.92%       2.30%     $833     $2,782
--------------------------------------------------------------------------------------------------------------------------

*Total Annual Insurance Charges include the insurance charges of 1.25% plus 0.13% of the assets to reflect the $30 Contract fee, based on actual Contract fees collected divided by average assets of the sub-account. The actual impact of the Contract fee may be greater or less than 0.13%, depending upon the value of your Contract. We may increase the mortality and expense risk charges from 1.25% to a maximum rate of 1.50%. We will not increase the mortality and expense risk charges for at least five years from the date of the prospectus.

**A fee waiver applied to the Money Market Portfolio during 2004. Without this waiver the Total Annual Portfolio Charges would have been higher. The waiver ended on December 31, 2004. Total Annual Portfolio Charges for the Money Market Portfolio have been restated in the table to reflect expenses without the fee waiver.


                                  PROFILE - vii

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[LOGO] Northwestern Mutual(R)     The Northwestern Mutual Life Insurance Company
                                           NML Variable Annuity Account A

--------------------------------------------------------------------------------


                                                             EXPENSES
----------------------------------------------------------------------------------------------------------------------------------
FRONT LOAD CONTRACT                    Annual Expenses as a Percentage of Assets
WITH THE ENHANCED                                                                                   Examples: *
DEATH BENEFIT AT MAXIMUM                                                       Total                Total Annual Charges At End of
CHARGE (0.40%)                                                                 Annual      Total
                                                      Total Annual           Portfolio    Annual
Portfolio                                          Insurance Charges*         Charges    Expenses   1 Year   10 Years
----------------------------------------------------------------------------------------------------------------------------------
Northwestern Mutual Series Fund, Inc.
   Small Cap Growth Stock                    0.91% (0.50% + 0.01% + 0.40%)     0.57%       1.48%     $595     $2,335
   T. Rowe Price Small Cap Value             0.91% (0.50% + 0.01% + 0.40%)     0.88%       1.79%     $625     $2,658
   Aggressive Growth Stock                   0.91% (0.50% + 0.01% + 0.40%)     0.52%       1.43%     $590     $2,282
   International Growth                      0.91% (0.50% + 0.01% + 0.40%)     0.98%       1.89%     $634     $2,760
   Franklin Templeton International Equity   0.91% (0.50% + 0.01% + 0.40%)     0.72%       1.63%     $609     $2,493
   AllianceBernstein Mid Cap Value           0.91% (0.50% + 0.01% + 0.40%)     0.89%       1.80%     $626     $2,668
   Index 400 Stock                           0.91% (0.50% + 0.01% + 0.40%)     0.26%       1.17%     $565     $2,002
   Janus Capital Appreciation                0.91% (0.50% + 0.01% + 0.40%)     0.84%       1.75%     $621     $2,617
   Growth Stock                              0.91% (0.50% + 0.01% + 0.40%)     0.43%       1.34%     $581     $2,186
   Large Cap Core Stock                      0.91% (0.50% + 0.01% + 0.40%)     0.44%       1.35%     $582     $2,197
   Capital Guardian Domestic Equity          0.91% (0.50% + 0.01% + 0.40%)     0.62%       1.53%     $600     $2,388
   T. Rowe Price Equity Income               0.91% (0.50% + 0.01% + 0.40%)     0.69%       1.60%     $606     $2,462
   Index 500 Stock                           0.91% (0.50% + 0.01% + 0.40%)     0.20%       1.11%     $559     $1,936
   Asset Allocation                          0.91% (0.50% + 0.01% + 0.40%)     0.64%       1.55%     $602     $2,409
   Balanced                                  0.91% (0.50% + 0.01% + 0.40%)     0.30%       1.21%     $569     $2,045
   High Yield Bond                           0.91% (0.50% + 0.01% + 0.40%)     0.50%       1.41%     $588     $2,261
   Select Bond                               0.91% (0.50% + 0.01% + 0.40%)     0.30%       1.21%     $569     $2,045
   Money Market**                            0.91% (0.50% + 0.01% + 0.40%)     0.30%       1.21%     $569     $2,045
Fidelity VIP Mid Cap Portfolio               0.91% (0.50% + 0.01% + 0.40%)         %           %     $        $
                                                                               ----        ----       ---      -----
Russell  Investment Funds
   Multi-Style Equity                        0.91% (0.50% + 0.01% + 0.40%)     0.87%       1.78%     $624     $2,657
   Aggressive Equity                         0.91% (0.50% + 0.01% + 0.40%)     1.05%       1.96%     $641     $2,936
   Non-U.S.                                  0.91% (0.50% + 0.01% + 0.40%)     1.15%       2.06%     $651     $3,043
   Core Bond                                 0.91% (0.50% + 0.01% + 0.40%)     0.70%       1.61%     $607     $2,500
   Real Estate Securities                    0.91% (0.50% + 0.01% + 0.40%)     0.92%       1.83%     $629     $2,699
----------------------------------------------------------------------------------------------------------------------------------

*Total Annual Insurance Charges include the insurance charges of 0.90% plus 0.01% of the assets to reflect the $30 Contract fee, based on actual Contract fees collected divided by average assets of the sub-account. The actual impact of the Contract fee may be greater or less than 0.01%, depending upon the value of your Contract. We may increase the mortality and expense risk charges from 0.50% to a maximum rate of 0.75%. We will not increase the mortality and expense risk charges for at least five years from the date of the prospectus. The insurance charges include 0.40% for the enhanced death benefit at the maximum charge for issue ages 56-65. The charge is 0.10% for issue ages 45 or less, and 0.20% for issue ages 46-55.

**A fee waiver applied to the Money Market Portfolio during 2004. Without this waiver the Total Annual Portfolio Charges would have been higher. The waiver ended on December 31, 2004. Total Annual Portfolio Charges for the Money Market Portfolio have been restated in the table to reflect expenses without the fee waiver.


                                   PROFILE - v

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[LOGO] Northwestern Mutual(R)     The Northwestern Mutual Life Insurance Company
                                           NML Variable Annuity Account A

--------------------------------------------------------------------------------


                                                            EXPENSES
--------------------------------------------------------------------------------------------------------------------------------
BACK LOAD CONTRACT                Annual Expenses as a Percentage of Assets
WITH THE ENHANCED                                                                                 Examples: *
DEATH BENEFIT AT MAXIMUM                                                     Total                Total Annual Charges At End of
CHARGE (0.40%)                                                               Annual     Total
                                                     Total Annual          Portfolio    Annual
Portfolio                                         Insurance Charges*        Charges    Expenses   1 Year   10 Years
--------------------------------------------------------------------------------------------------------------------------------
Northwestern Mutual Series Fund, Inc.
   Small Cap Growth Stock                    1.78% (1.25% + 0.13% + 0.40%)   0.57%       2.35%     $840     $2,899
   T. Rowe Price Small Cap Value             1.78% (1.25% + 0.13% + 0.40%)   0.88%       2.66%     $871     $3,206
   Aggressive Growth Stock                   1.78% (1.25% + 0.13% + 0.40%)   0.52%       2.30%     $835     $2,848
   International Growth                      1.78% (1.25% + 0.13% + 0.40%)   0.98%       2.76%     $881     $3,303
   Franklin Templeton International Equity   1.78% (1.25% + 0.13% + 0.40%)   0.72%       2.50%     $855     $3,049
   AllianceBernstein Mid Cap Value           1.78% (1.25% + 0.13% + 0.40%)   0.89%       2.67%     $872     $3,216
   Index 400 Stock                           1.78% (1.25% + 0.13% + 0.40%)   0.26%       2.04%     $808     $2,580
   Janus Capital Appreciation                1.78% (1.25% + 0.13% + 0.40%)   0.84%       2.62%     $867     $3,167
   Growth Stock                              1.78% (1.25% + 0.13% + 0.40%)   0.43%       2.21%     $826     $2,756
   Large Cap Core Stock                      1.78% (1.25% + 0.13% + 0.40%)   0.44%       2.22%     $827     $2,766
   Capital Guardian Domestic Equity          1.78% (1.25% + 0.13% + 0.40%)   0.62%       2.40%     $845     $2,949
   T. Rowe Price Equity Income               1.78% (1.25% + 0.13% + 0.40%)   0.69%       2.47%     $852     $3,019
   Index 500 Stock                           1.78% (1.25% + 0.13% + 0.40%)   0.20%       1.98%     $802     $2,518
   Asset Allocation                          1.78% (1.25% + 0.13% + 0.40%)   0.64%       2.42%     $847     $2,969
   Balanced                                  1.78% (1.25% + 0.13% + 0.40%)   0.30%       2.08%     $813     $2,622
   High Yield Bond                           1.78% (1.25% + 0.13% + 0.40%)   0.50%       2.28%     $833     $2,828
   Select Bond                               1.78% (1.25% + 0.13% + 0.40%)   0.30%       2.08%     $813     $2,622
   Money Market**                            1.78% (1.25% + 0.13% + 0.40%)   0.30%       2.08%     $813     $2,622
Fidelity VIP Mid Cap Portfolio               1.78% (1.25% + 0.13% + 0.40%)       %           %     $        $
                                                                             ----        ----       ---      -----
Russell  Investment Funds
   Multi-Style Equity                        1.78% (1.25% + 0.13% + 0.40%)   0.87%       2.65%     $870     $3,205
   Aggressive Equity                         1.78% (1.25% + 0.13% + 0.40%)   1.05%       2.83%     $887     $3,470
   Non-U.S.                                  1.78% (1.25% + 0.13% + 0.40%)   1.15%       2.93%     $897     $3,572
   Core Bond                                 1.78% (1.25% + 0.13% + 0.40%)   0.70%       2.48%     $853     $3,055
   Real Estate Securities                    1.78% (1.25% + 0.13% + 0.40%)   0.92%       2.70%     $875     $3,245
--------------------------------------------------------------------------------------------------------------------------------



*Total Annual Insurance Charges include the insurance charges of 1.65% plus 0.13% of the assets to reflect the $30 Contract fee, based on actual Contract fees collected divided by average assets of the sub-account. The actual impact of the Contract fee may be greater or less than 0.13%, depending upon the value of your Contract. We may increase the mortality and expense risk charges from 1.25% to a maximum rate of 1.50%. We will not increase the mortality and expense risk charges for at least five years from the date of the prospectus. The insurance charges include 0.40% for the enhanced death benefit at the maximum charge for issue ages 56-65. The charge is 0.10% for issue ages 45 or less, and 0.20% for issue ages 46-55.



**A fee waiver applied to the Money Market Portfolio during 2004. Without this waiver the Total Annual Portfolio Charges would have been higher. The waiver ended on December 31, 2004. Total Annual Portfolio Charges for the Money Market Portfolio have been restated in the table to reflect expenses without the fee waiver.


6. Taxes As a general rule, earnings on your Contract are not taxed until they are withdrawn or taken as monthly annuity payments. A 10% federal tax penalty may apply if you make withdrawals from the Contract before the employee reaches age 59 1/2.

7. Access To Your Money You may take money out of your Contract at any time before monthly annuity payments begin. For the Front Load Contract there is no charge for withdrawals. For the Back Load Contract there is a withdrawal charge of 6% or less, depending on how much money has been paid into the Contract and how long it has been held there. Each purchase payment has its own withdrawal charge period. When you make a withdrawal, we use the amounts that produce the lowest withdrawal charge. After the first year, 10% of the Contract value on the prior anniversary may be withdrawn without a withdrawal charge if the Contract value is at least $10,000. For both Front Load and Back Load Contracts, you may also have to pay income tax and a tax penalty on amounts you take out.


8. Performance The value of your Contract will vary up or down reflecting the performance of the investment portfolios you select. The chart below shows total returns for each of the investment portfolios that was in operation,


                                  PROFILE - vi

--------------------------------------------------------------------------------

[LOGO] Northwestern Mutual(R)     The Northwestern Mutual Life Insurance Company
                                           NML Variable Annuity Account A

--------------------------------------------------------------------------------


and used with the Account, during the years shown. These numbers, for the Front Load Contract and the Back Load Contract, reflect the asset-based charges for mortality and expense risks without the enhanced death benefit, the annual Contract fees and investment expenses for each portfolio. The amount for the Contract fee for 2004 was 0.01% for the Front Load Contract and 0.13% for the Back Load Contract. The numbers do not reflect deductions from purchase payments for the Front Load Contract or any withdrawal charge for the Back Load Contract. Those charges, if applied, would reduce the performance. Past performance does not guarantee future results.



                                                   PERFORMANCE
-----------------------------------------------------------------------------------------------------------------
FRONT LOAD CONTRACT
                                                                   Calendar Year
                                 --------------------------------------------------------------------------------
Portfolio                        2004     2003    2002     2001     2000     1999    1998    1997    1996    1995
-----------------------------------------------------------------------------------------------------------------
Northwestern Mutual Series
   Fund, Inc.
   Small Cap Growth Stock        18.20%  32.38%  -18.84%   -4.26%    6.17%     NA      NA      NA      NA      NA
   T. Rowe Price Small Cap
      Value                      23.94   34.47    -6.06     1.53       NA      NA      NA      NA      NA      NA
   Aggressive Growth Stock       13.63   24.06   -21.55   -20.28     5.64   43.05%   7.01%  13.28%  17.10%  38.59%
   International Growth          20.97   38.28   -12.78    -9.60       NA      NA      NA      NA      NA      NA
   Franklin Templeton
      International Equity       18.72   39.75   -17.82   -14.44    -1.30   22.28    4.29   11.71   20.40   13.99
   AllianceBernstein
      Mid Cap Value              18.06   32.70       NA       NA       NA      NA      NA      NA      NA      NA
   Index 400 Stock               15.67   34.33   -14.98    -1.16    16.61      NA      NA      NA      NA      NA
   Janus Capital
      Appreciation               19.06   19.49       NA       NA       NA      NA      NA      NA      NA      NA
   Growth Stock                   6.13   18.34   -21.24   -14.65    -2.98   21.87   26.04   29.19   20.29   30.16
      Large Cap Core Stock        7.61   23.42   -28.56    -8.24    -7.44    6.94   22.51   29.37   19.36   30.45
   Capital Guardian Domestic
      Equity                     16.26   33.73   -21.64    -2.40       NA      NA      NA      NA      NA      NA
   T. Rowe Price Equity
      Income                     14.57   23.22       NA       NA       NA      NA      NA      NA      NA      NA
   Index 500 Stock               10.14   27.78   -22.47   -12.33    -9.22   20.29   28.07   32.52   22.12   36.55
   Asset Allocation               9.46   20.01   -10.71    -2.32       NA      NA      NA      NA      NA      NA
   Balanced                       7.34   17.39    -8.01    -3.65    -0.68   10.63   18.27   20.90   12.87   25.75
   High Yield Bond               12.19   28.40    -3.39     4.49    -5.08   -0.96   -2.32   15.26   19.16   16.19
   Select Bond                    4.21    4.95    11.52     9.80     9.65   -1.53    6.53    8.91    2.78   18.49
   Money Market                   0.92    0.72     1.14     3.39     5.75    4.57    4.89    4.94    4.75    5.29
Fidelity VIP Mid Cap Portfolio   24.02   40.19       NA       NA       NA      NA      NA      NA      NA      NA
Russell  Investment Funds
   Multi-Style Equity             9.25   28.20   -23.58   -14.65   -12.71      NA      NA      NA      NA      NA
   Aggressive Equity             14.15   44.86   -19.47    -2.86    -1.17      NA      NA      NA      NA      NA
   Non-U.S.                      17.70   38.08   -15.58   -22.43   -14.87      NA      NA      NA      NA      NA
   Core Bond                      4.13    5.61     8.29     6.86     9.44      NA      NA      NA      NA      NA
   Real Estate Securities        34.19   36.51     3.27     7.29    26.59      NA      NA      NA      NA      NA
-----------------------------------------------------------------------------------------------------------------


                                  PROFILE - vii

--------------------------------------------------------------------------------

[LOGO] Northwestern Mutual(R)     The Northwestern Mutual Life Insurance Company
                                           NML Variable Annuity Account A

--------------------------------------------------------------------------------


                                                  PERFORMANCE
---------------------------------------------------------------------------------------------------------------
FRONT LOAD CONTRACT
                                                                   Calendar Year
                               --------------------------------------------------------------------------------
Portfolio                      2004     2003    2002     2001     2000     1999    1998    1997    1996    1995
---------------------------------------------------------------------------------------------------------------
Northwestern Mutual Series
   Fund, Inc.
   Small Cap Growth Stock      17.14%  31.17%  -19.60%   -5.16%    5.23%     NA      NA      NA      NA      NA
   T. Rowe Price Small Cap
      Value                    22.83   33.24    -6.94     1.02       NA      NA      NA      NA      NA      NA
   Aggressive Growth Stock     12.62   22.92   -22.29   -21.03     4.71   41.79%   6.06%  12.28%  16.05%  37.36%
   International Growth        19.89   37.02   -13.60   -10.05       NA      NA      NA      NA      NA      NA
   Franklin Templeton
      International Equity     17.66   38.47   -18.59   -15.24    -2.17   21.19    3.37   10.72   19.32   12.99
   AllianceBernstein
      Mid Cap Value            17.01   31.89       NA       NA       NA      NA      NA      NA      NA      NA
   Index 400 Stock             14.64   33.10   -15.77    -2.09    15.59      NA      NA      NA      NA      NA
   Janus Capital
      Appreciation             18.00   18.76       NA       NA       NA      NA      NA      NA      NA      NA
   Growth Stock                 5.17   17.26   -21.97   -15.46    -3.84   20.80   24.93   28.05   19.22   29.01
   Large Cap Core Stock         6.65   22.29   -29.23    -9.11    -8.26    5.99   21.43   28.23   18.29   29.30
   Capital Guardian Domestic
      Equity                   15.21   32.50   -22.38    -2.89       NA      NA      NA      NA      NA      NA
   T. Rowe Price Equity
      Income                   13.55   22.46       NA       NA       NA      NA      NA      NA      NA      NA
   Index 500 Stock              9.15   26.62   -23.19   -13.15   -10.02   19.23   26.94   31.25   21.03   35.35
   Asset Allocation             8.48   18.92   -11.55    -2.81       NA      NA      NA      NA      NA      NA
   Balanced                     6.38   16.32    -8.87    -4.55    -1.55    9.66   17.23   19.83   11.87   24.64
   High Yield Bond             11.18   27.23    -4.29     3.51    -5.92   -1.84   -3.21   14.24   18.10   15.16
   Select Bond                  3.28    3.99    10.48     8.77     8.68   -2.40    5.58    7.94    1.87   17.45
   Money Market                 0.01   -0.20     0.19     2.42     4.82    3.64    3.96    4.01    3.81    4.36
Fidelity VIP Mid Cap
   Portfolio                   22.91   39.33       NA       NA       NA      NA      NA      NA      NA      NA
Russell  Investment Funds
   Multi-Style Equity           8.27   27.03   -24.30   -15.45   -13.48      NA      NA      NA      NA      NA
   Aggressive Equity           13.12   43.53   -20.22    -3.78    -2.04      NA      NA      NA      NA      NA
   Non-U.S.                    16.64   36.82   -16.37   -23.16   -15.62      NA      NA      NA      NA      NA
   Core Bond                    3.20    4.64     7.27     5.85     8.48      NA      NA      NA      NA      NA
   Real Estate Securities      32.99   35.27     2.31     6.28    25.47      NA      NA      NA      NA      NA
---------------------------------------------------------------------------------------------------------------


9. Death Benefit If you die before age 75, and before monthly annuity payments begin, your beneficiary will receive a death benefit. The amount will be the value of your Contract or, if greater, the amount you have paid in.


We offer an enhanced death benefit at extra cost. We increase the enhanced death benefit on each Contract anniversary, up to age 80, if the Contract value has increased. If you die, the enhanced death benefit is payable at any time while the contract is in force.



The death benefit may be adjusted, of course, for any withdrawals you have made. The death benefit will be paid as a lump sum or your beneficiary may select a monthly annuity payment plan, or the Contract may be continued in force with a contingent annuitant, subject to the minimum distribution requirements discussed on page 31 of the attached Contract prospectus.


10. Other Information

Free Look. If you return the Contract within ten days after you receive it (or whatever period is required in your state), we will send your money back. There is no charge for our expenses but the amount you receive may be more or less than what you paid, based on actual investment experience following the date we received your purchase payment.

Avoid Probate. In most cases, when you die, your beneficiary will receive the full death benefit of your Contract without going through probate.

Automatic Dollar-Cost Averaging. With our Dollar-Cost Averaging Plan, you can arrange to have a regular amount of

                                 PROFILE - viii

--------------------------------------------------------------------------------

[LOGO] Northwestern Mutual(R)     The Northwestern Mutual Life Insurance Company
                                           NML Variable Annuity Account A

--------------------------------------------------------------------------------


money ($100 minimum) automatically transferred from the Money Market Portfolio into the portfolio or portfolios you have chosen on a monthly, quarterly or semi-annual basis.


Dollar cost averaging does not assure a profit or protect against loss in a declining market. Carefully consider your willingness to continue payments during periods of low prices.

Electronic Funds Transfer (EFT). Another convenient way to invest using the dollar-cost averaging approach is through our EFT Plan. These automatic withdrawals allow you to add to your portfolio(s) on a regular monthly basis through payments drawn directly on your checking account.

A program of regular investing cannot assure a profit or protect against loss in a declining market.

Systematic Withdrawal Plan. You can arrange to have regular amounts of money sent to you while your Contract is still in the accumulation phase. Our Systematic Withdrawal Plan allows you to automatically redeem accumulation units to generate monthly payments. Of course you may have to pay taxes on amounts you receive.

Automatic Required Minimum Distributions (RMD). You can arrange for annual required minimum distributions to be sent to you automatically once you turn age 70 1/2.

Special Withdrawal Privilege. You can withdraw 10% of the Contract's accumulation value without a surrender charge, if the Contract has at least a $10,000 balance, beginning on the first Contract anniversary.

Terminal Illness Benefit.* Withdrawal charges are waived if the primary Annuitant is terminally ill and has a life expectancy of 12 months or less.

Nursing Home Benefit.* Withdrawal charges are waived after the first Contract anniversary if the primary Annuitant's confinement is medically necessary for at least 90 consecutive days in a licensed nursing facility or hospital.

Portfolio Rebalancing. To help you maintain your asset allocation plan over time we offer a rebalancing service. This will automatically readjust your current investment option allocations, on a periodic basis, back to the allocation percentages you have selected.

Only contracts with accumulation values of $10,000 or more are eligible. Portfolio rebalancing may only be used


* The benefit is not available in MA, NJ, NY and TX.


with the variable funds, not the Guaranteed Interest Fund, and may not be used in conjunction with dollar cost averaging

All investments are subject to market risks and a loss of principal. The investment return and principal value will fluctuate, and when sold, may be more or less than their original cost, and could result in a taxable event.

Interest Sweeps. If you select this service we will automatically sweep or transfer interest from the Guaranteed Interest Fund to any combination of variable investment options. Interest earnings can be swept monthly, quarterly, semi-annually or annually.

Only contracts with $10,000 or more in the GIF are eligible. The amount and timing restrictions that ordinarily apply to transfers between the GIF and the variable funds do not apply to interest sweeps. The GIF is ONLY available in the Front-Load design in the states of NJ, OR, UT and WA. The GIF is NOT available in either design in the state of MA.

Northwestern Mutual Express. 1-800-519-4665. Get up-to-date information about your Contract at your convenience with your Contract number and your Personal Identification Number (PIN). Call toll-free to review contract values and unit values, transfer among portfolios, change the allocation and obtain fund performance information.

Internet. For information about Northwestern Mutual, visit us on our Website. Access fund performance information, forms for routine service and daily contract and unit values for Contracts you own with your User ID and password. Eligible Contract owners may also transfer invested assets among investment divisions and change the allocation of future contributions online. For enrollment information, please contact us at 1-888-455-2232.


www.nmfn.com


These features may not be available in all states and may not be suitable for your particular situation.

11. Inquiries If you need more information, please contact us at:
The Northwestern Mutual Life Insurance Company
720 East Wisconsin Avenue
Milwaukee, Wisconsin 53202
1-888-455-2232

                                  PROFILE - ix

                                   Prospectus
                                 April 29, 2005

                         NML Variable Annuity Account A
            Issued by The Northwestern Mutual Life Insurance Company
                       and NML Variable Annuity Account A

                                   ----------

This prospectus describes an individual flexible payment Variable Annuity Contract to provide retirement annuity benefits for self-employed persons and their eligible employees (the "Contract"). You may choose to invest your Net Purchase Payments on a tax-deferred basis in a Guaranteed Interest Fund for investment on a fixed basis or in one or more investment divisions, each of which invests in one of the corresponding portfolios/funds listed below:

Northwestern Mutual Series Fund, Inc.
Small Cap Growth Stock Portfolio                    Large Cap Core Stock Portfolio
T. Rowe Price Small Cap Value Portfolio             Capital Guardian Domestic Equity Portfolio
Aggressive Growth Stock Portfolio                   T. Rowe Price Equity Income Portfolio
International Growth Portfolio                      Index 500 Stock Portfolio
Franklin Templeton International Equity Portfolio   Asset Allocation Portfolio
AllianceBernstein Mid Cap Value Portfolio           Balanced Portfolio
Index 400 Stock Portfolio                           High Yield Bond Portfolio
Janus Capital Appreciation Portfolio                Select Bond Portfolio
Growth Stock Portfolio                              Money Market Portfolio

Fidelity Variable Insurance Products Fund III
Mid Cap Portfolio

Russell Investment Funds
Multi-Style Equity Fund                             Core Bond Fund
Aggressive Equity Fund                              Real Estate Securities Fund
Non-U.S. Fund

Please read carefully this prospectus and the accompanying prospectuses for the corresponding portfolios/funds and keep them for future reference. These prospectuses provide information that you should know before investing in the
                                    Contract.

   The Securities and Exchange Commission has not approved or disapproved the
      Contract or determined that this prospectus is accurate or complete.
                  It is a criminal offense to state otherwise.

More information about NML Variable Annuity Account A ("Account") is included in a Statement of Additional Information ("SAI"), dated April 29, 2005, which is incorporated by reference in this prospectus and available free of charge from The Northwestern Mutual Life Insurance Company. To receive a copy, call 1-888-455-2232 or send a written request to Northwestern Mutual, Investment Products and Services Department, Room W04SE, 720 East Wisconsin Avenue, Milwaukee, WI 53202. You will find the table of contents for the SAI at the end of this prospectus. Information about the Account (including the SAI) can be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission ("SEC") in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Reports and other information about the Account are available on the SEC's internet site at http://www.sec.gov, or they may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 450 Fifth Street, NW, Washington, DC 20549-0102.


                                                   [LOGO] Northwestern Mutual(R)

CONTENTS OF THIS PROSPECTUS


                                                                            Page
                                                                            ----
INDEX OF SPECIAL TERMS........................................................2
EXPENSE TABLE.................................................................2
ANNUAL FUND OPERATING EXPENSES................................................4
ACCUMULATION UNIT VALUES.....................................................10
THE COMPANY..................................................................21
NML VARIABLE ANNUITY ACCOUNT A...............................................21
THE FUNDS....................................................................22
   Northwestern Mutual Series Fund, Inc......................................23
   Fidelity VIP Mid Cap Portfolio............................................25
   Russell Investment Funds..................................................25
THE CONTRACTS................................................................26
   Purchase Payments Under the Contracts.....................................26
      Amount and Frequency...................................................26
      Application of Purchase Payments.......................................26
   Net Investment Factor.....................................................27
   Benefits Provided Under the Contracts.....................................27
      Withdrawal Amount......................................................27
      Death Benefit..........................................................27
      Maturity Benefit.......................................................28
   Variable Payment Plans....................................................28
      Description of Payment Plans...........................................28
      Amount of Annuity Payments.............................................28
      Assumed Investment Rate................................................29
   Additional Information....................................................29
      Transfers Between Divisions and Payment Plans..........................29
   Short Term and Excessive Trading..........................................29
      Gender-Based Annuity Payment Rates.....................................30
      Owners of the Contracts................................................30
      Deferment of Benefit Payments..........................................30
      Dividends..............................................................30
      Substitution and Change................................................30
      Fixed Annuity Payment Plans............................................30
      Financial Statements...................................................31
THE GUARANTEED INTEREST FUND.................................................31
FEDERAL INCOME TAXES.........................................................31
   Contribution Limits.......................................................31
   Taxation of Contract Benefits.............................................32
   Minimum Distribution Requirements.........................................32
   Taxation of Northwestern Mutual...........................................33
DEDUCTIONS...................................................................33
   Sales Load................................................................33
   Mortality Rate and Expense Risk Charges...................................33
   Contract Fee..............................................................33
   Withdrawal Charge.........................................................34
   Enhanced Death Benefit Charge.............................................34
   Premium Taxes.............................................................34
   Expenses for the Portfolios and Funds.....................................34
   Contracts Issued Prior to March 31, 2000..................................34
   Contracts Issued Prior to March 31, 1995..................................35
   Contracts Issued Prior to December 17, 1981...............................35
   Dividends for Contracts Issued Prior to March 31, 2000....................35
   Internal Annuity Exchange.................................................35
DISTRIBUTION OF THE CONTRACTS................................................36

INDEX OF SPECIAL TERMS


This prospectus describes only the Account and the variable provisions of the Contract, except where there are specific references to the fixed provisions. The following special terms used in this prospectus are discussed at the pages indicated.


Term                                                                        Page
----                                                                        ----

ACCUMULATION UNIT............................................................26
ANNUITY (or ANNUITY PAYMENTS)................................................29
NET INVESTMENT FACTOR........................................................27
PAYMENT PLANS................................................................28
ANNUITANT....................................................................30
MATURITY DATE................................................................28
OWNER........................................................................30
WITHDRAWAL AMOUNT............................................................27


--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the Contract. On the left side of the tables below we show the fees and expenses you will pay at the time that you buy the Contract, surrender the Contract, or transfer cash value between Account divisions. On the right side of these tables we show the fees and expenses that you will pay periodically during the time that you own the Contract, not including the annual fund operating expenses which are shown in the table on the following page.

EXPENSE TABLE


Front Load Contract                              Annual Expenses of the Account
Transaction Expenses for Contract owners         (as a percentage of assets)
----------------------------------------         ----------------------------
Maximum Sales Load (as a percentage              Current Mortality and Expense Risk Fees*.......0.50%
of purchase payments)......................4.5%     Maximum Mortality and Expense Risk Fees*....0.75%
Withdrawal Charge..........................None     Other Expenses..............................None
                                                    Total Current Separate Account Annual
                                                    Expenses*...................................0.50%
                                                 Total Maximum Separate Account Annual
                                                    Expenses*...................................0.75%

                                                 Annual Contract Fee
                                                 $30; waived if the Contract Value equals or exceeds
                                                 $25,000

                                                 Annual Charge for Optional Enhanced Death Benefit
                                                 Maximum Charge (as a percentage of the
                                                    benefit)**..................................0.40%

----------------------------------------------------------------------------------------------------

Back Load Contract                               Annual Expenses of the Account
Transaction Expenses for Contractowners          (as a percentage of assets)
---------------------------------------          ----------------------------
Sales Load (as a percentage of purchase          Current Mortality and Expense Risk Fees*.......1.25%
payments).................................None      Maximum Mortality and Expense Risk Fees*....1.50%
Withdrawal Charge for Sales Expenses             Other Expenses.................................None
(as a percentage of amounts
withdrawn)................................0%-6%  Total Current Separate Account Annual
                                                    Expenses*...................................1.25%
                                                 Total Maximum Separate Account Annual
                                                    Expenses*...................................1.50%

                                                 Annual Contract Fee
                                                 $30; waived if the Contract Value equals or exceeds
                                                 $25,000

                                                 Annual Charge for Optional Enhanced Death Benefit
                                                 Maximum Charge (as a percentage of the
                                                    benefit)**..................................0.40%


*We guarantee the current mortality and expense risk fees for five years from the date of this prospectus. Thereafter, we reserve the right to increase the mortality and expense risk fees to a maximum annual rate of 0.75% for the Front Load Contract and 1.50% for the Back Load Contract.
**The maximum charge is for issue age 56 and above. The charge is 0.10% for issue age 45 or less and 0.20% for issue age 46-55.

ANNUAL FUND OPERATING EXPENSES


The table below shows the range (minimum and maximum) of total operating expenses, including investment advisory fees, distribution (12b-1) fees and other expenses of the Portfolios or Funds offered through Northwestern Mutual Series Fund, Inc., Fidelity Variable Insurance Products Fund III and Russell Investment Funds that are available for investment under the Contract. The range shown in this table does not reflect fee waivers or expense limits and reimbursements. The information is based on operations for the year ended December 31, 2004. More details concerning these fees and expenses are contained in the attached prospectuses for the Funds.



----------------------------------------------------------------------------
               Fund Company             Total Annual Fund Operating Expenses
----------------------------------------------------------------------------
                                                  Minimum   Maximum
----------------------------------------------------------------------------
Northwestern Mutual Series Fund, Inc.              0.20%     0.98%
----------------------------------------------------------------------------
Fidelity Variable Insurance Products
   Fund III                                            %         %
                                                   ----      ----
----------------------------------------------------------------------------
Russell Investment Funds                           0.73%     1.28%
----------------------------------------------------------------------------



The following table shows total annual operating expenses of each Fund or Portfolio available for investment under the Contract. Fund operating expenses are expressed as a percentage of average net assets for the year ended December 31, 2004, except as otherwise set forth in the notes to the table.



                                                                                               Total Net Operating
                                                                                               Expenses (Including
                                             Investment                             Total     Contractual Waivers,
                                              Advisory      Other                 Operating     Limitations and
Portfolio or Fund                               Fees      Expenses   12b-1 Fees    Expenses      Reimbursements)
-----------------                            ----------   --------   ----------   ---------   --------------------
Northwestern Mutual Series Fund, Inc.
Small Cap Growth Stock Portfolio..........      0.56%       0.01%         --         0.57%            0.57%
T. Rowe Price Small Cap Value                   0.85%       0.03%         --         0.88%            0.88%
   Portfolio/(a)/.........................
Aggressive Growth Stock Portfolio.........      0.52%       0.00%         --         0.52%            0.52%
International Growth Portfolio/(b)/.......      0.75%       0.23%         --         0.98%            0.98%
Franklin Templeton International                0.66%       0.06%         --         0.72%            0.72%
   Equity Portfolio.......................
AllianceBernstein Mid Cap Value                 0.85%       0.04%         --         0.89%            0.89%
   Portfolio/(c)/.........................
Index 400 Stock Portfolio.................      0.25%       0.01%         --         0.26%            0.26%
Janus Capital Appreciation Portfolio/(d)/       0.80%       0.04%         --         0.84%            0.84%
Growth Stock Portfolio....................      0.42%       0.01%         --         0.43%            0.43%
Large Cap Core Stock Portfolio............      0.43%       0.01%         --         0.44%            0.44%
Capital Guardian Domestic Equity                0.61%       0.01%         --         0.62%            0.62%
   Portfolio/(e)/.........................
T. Rowe Price Equity Income                     0.65%       0.04%         --         0.69%            0.69%
   Portfolio/(f)/
Index 500 Stock Portfolio.................      0.20%       0.00%         --         0.20%            0.20%
Asset Allocation Portfolio/(g)/...........      0.56%       0.08%         --         0.64%            0.64%
Balanced Portfolio........................      0.30%       0.00%         --         0.30%            0.30%
High Yield Bond Portfolio.................      0.47%       0.02%         --         0.50%            0.50%
Select Bond Portfolio.....................      0.30%       0.00%         --         0.30%            0.30%
Money Market Portfolio/(h)/...............      0.30%       0.00%         --         0.30%            0.30%
Fidelity VIP Mid Cap Portfolio/(j)/.......          %           %           %            %                %
                                                ----        ----        ----         ----             ----
Russell Investment Funds
Multi-Style Equity Fund/(k)/..............      0.78%       0.10%         --         0.88%            0.87%
Aggressive Equity Fund/(l)/...............      0.95%       0.22%         --         1.17%            1.05%
Non-U.S. Fund/(m)/........................      0.95%       0.33%         --         1.28%            1.15%
Core Bond Fund/(n)/.......................      0.60%       0.13%         --         0.73%            0.70%
Real Estate Securities Fund/(o)/..........      0.85%       0.07%         --         0.92%            0.92%


/(a)/ T. Rowe Price Small Cap Value Portfolio Northwestern Mutual Series Fund's advisor, Mason Street Advisors, LLC ("MSA"), has contractually agreed to waive, at least until December 31, 2006, a portion of its 0.85% management fee, up to the full amount of that fee, equal to the amount by which the Portfolio's total operating expenses exceed 1.00% of the Fund's average daily net assets on an annual basis and to reimburse the Portfolio for all remaining expenses after fee waivers which exceed 1.00% of the average daily net assets on an annual basis.

/(b)/ International Growth Portfolio MSA has contractually agreed to waive, at least until December 31, 2006, a portion of its 0.75% management fee, up to the full amount of that fee, equal to the amount by which the Portfolio's total operating expenses exceed 1.10% of the Fund's average daily net assets on an annual basis and to reimburse the Portfolio for all remaining expenses after fee waivers which exceed 1.10% of the average daily net assets on an annual basis.


/(c)/ AllianceBernstein Mid Cap Value Portfolio MSA has contractually agreed to waive, at least until December 31, 2008, a portion of its 0.85% management fee, up to the full amount of that fee, equal to the amount by which the Portfolio's total operating expenses exceed 1.00% of the Fund's average daily net assets on an annual basis and to reimburse the Portfolio for all remaining expenses after fee waivers which exceed 1.00% of the average daily net assets on an annual basis.

/(d)/ Janus Capital Appreciation Portfolio MSA has contractually agreed to waive, at least until December 31, 2008, a portion of its 0.80% management fee, up to the full amount of that fee, equal to the amount by which the Portfolio's total operating expenses exceed 0.90% of the Fund's average daily net assets on an annual basis and to reimburse the Portfolio for all remaining expenses after fee waivers which exceed 0.90% of the average daily net assets on an annual basis.

/(e)/ Capital Guardian Domestic Equity Portfolio MSA has contractually agreed to waive, at least until December 31, 2006, a portion of its 0.61% management fee, up to the full amount of that fee, equal to the amount by which the Portfolio's total operating expenses exceed 0.75% of the Fund's average daily net assets on an annual basis and to reimburse the Portfolio for all remaining expenses after fee waivers which exceed 0.75% of the average daily net assets on an annual basis.

/(f)/ T. Rowe Price Equity Income Portfolio MSA has contractually agreed to waive, at least until December 31, 2008, a portion of its 0.65% management fee, up to the full amount of that fee, equal to the amount by which the Portfolio's total operating expenses exceed 0.75% of the Fund's average daily net assets on an annual basis and to reimburse the Portfolio for all remaining expenses after fee waivers which exceed 0.75% of the average daily net assets on an annual basis.

/(g)/ Asset Allocation Portfolio MSA has contractually agreed to waive, at least until December 31, 2006, a portion of its 0.56% management fee, up to the full amount of that fee, equal to the amount by which the Portfolio's total operating expenses exceed 0.75% of the Fund's average daily net assets on an annual basis and to reimburse the Portfolio for all remaining expenses after fee waivers which exceed 0.75% of the average daily net assets on an annual basis.

/(h)/ Money Market Portfolio MSA voluntarily waived its management fee for the period from December 2, 2002 through December 31, 2004. Without this waiver, operating expenses would have been higher. This waiver ended on December 31, 2004. Total Net Operating Expenses have been restated in the table for the year ended December 31, 2004, to reflect expenses without the fee waiver.

/(j)/ Fidelity VIP Mid Cap Portfolio Effective February 1, 2005 the Portfolio's advisor, Fidelity Management & Research Company ("FMR"), has voluntarily agreed to reimburse the Portfolio to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, and extraordinary expenses), as a percentage of average net assets, exceeds 1.10%. This arrangement may be discontinued by FMR at any time.

/(k)/ Multi-Style Equity Fund The Fund's Manager, Frank Russell Investment Management Company (FRIMCo) has contractually agreed to waive, at least until April 30, 2006, a portion of its 0.78% management fee, up to the full amount of that fee, equal to the amount by which the Fund's total operating expenses exceed 0.87% of the Fund's average daily net assets on an annual basis and to reimburse the Fund for all remaining expenses, after fee waivers, which exceed 0.87% of the average daily net assets on an annual basis.

/(l)/ Aggressive Equity Fund FRIMCo has contractually agreed to waive, at least until April 30, 2006, a portion of its 0.95% management fee, up to the full amount of that fee, equal to the amount by which the Fund's total operating expenses exceed 1.05% of the Fund's average daily net assets on an annual basis and to reimburse the Fund for all remaining expenses, after fee waivers, which exceed 1.05% of the average daily net assets on an annual basis.

/(m)/ Non-U.S. Fund FRIMCo has contractually agreed to waive, at least until April 30, 2006, a portion of its 0.95% management fee, up to the full amount of that fee, equal to the amount by which the Fund's total operating expenses exceed 1.15% of the Fund's average daily net assets on an annual basis and to reimburse the Fund for all remaining expenses, after fee waivers, which exceed 1.15% of the average daily net assets on an annual basis.

/(n)/ Core Bond Fund FRIMCo has contractually agreed to waive, at least until April 30, 2006, a portion of its 0.60% management fee, up to the full amount of that fee, equal to the amount by which the Fund's total operating expenses exceed 0.70% of the Fund's average daily net assets on an annual basis and to reimburse the Fund for all remaining expenses, after fee waivers, which exceed 0.70% of the average daily net assets on an annual basis.

/(o)/ Real Estate Securities Fund FRIMCo has contractually agreed to waive, at least until April 30, 2006, a portion of its 0.85% management fee, up to the full amount of that fee, equal to the amount by which the Fund's total operating expenses exceed 1.10% of the Fund's average daily net assets on an annual basis and to reimburse the Fund for all remaining expenses, after fee waivers, which exceed 1.10% of the average daily net assets on an annual basis.

The following Examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract owner transaction expenses, Contract fees, separate account annual expenses, and fees and expenses for the Portfolios of Northwestern Mutual Series Fund, Inc., Fidelity VIP Mid Cap Portfolio and Russell Investment Funds (the "Portfolios and Funds"). The Examples assume that you invest $10,000 in the Contract for the time periods indicated. The Examples also assume that your investment has a 5% return each year and reflect Total Operating Expenses for the individual Portfolios and Fund as shown under "Annual Fund Operating Expenses". Although your actual costs may be higher or lower, based on these assumptions, your costs would be as follows:

--------------------------------------------------------------------------------

Example

Front Load Contract Without the Enhanced Death Benefit - You would pay the following expenses on each $10,000 investment, assuming 5% annual return:

                                             1 Year   3 Years   5 Years   10 Years
                                             ------   -------   -------   --------
Northwestern Mutual Series Fund, Inc.
   Small Cap Growth Stock                     $555     $ 778     $1,019    $1,862
   T. Rowe Price Small Cap Value              $585     $ 870     $1,176    $2,193
   Aggressive Growth Stock                    $550     $ 763     $  993    $1,808
   International Growth                       $595     $ 900     $1,227    $2,298
   Franklin Templeton International Equity    $570     $ 823     $1,095    $2,024
   AllianceBernstein Mid Cap Value            $586     $ 873     $1,181    $2,204
   Index 400 Stock                            $525     $ 685     $  859    $1,521
   Janus Capital Appreciation                 $581     $ 858     $1,156    $2,151
   Growth Stock                               $542     $ 736     $  947    $1,709
   Large Cap Core Stock                       $543     $ 739     $  952    $1,720
   Capital Guardian Domestic Equity           $560     $ 793     $1,044    $1,917
   T. Rowe Price Equity Income                $567     $ 814     $1,080    $1,992
   Index 500 Stock                            $519     $ 667     $  827    $1,453
   Asset Allocation                           $562     $ 799     $1,055    $1,938
   Balanced                                   $529     $ 697     $  880    $1,565
   High Yield Bond                            $548     $ 757     $  983    $1,786
   Select Bond                                $529     $ 697     $  880    $1,565
   Money Market                               $529     $ 697     $  880    $1,565
Fidelity VIP Mid Cap Portfolio                $        $         $         $
                                               ---       ---      -----     -----
Russell Investment Funds
   Multi-Style Equity                         $584     $ 869     $1,175    $2,192
   Aggressive Equity                          $602     $ 940     $1,306    $2,478
   Non-U.S.                                   $611     $ 971     $1,360    $2,588
   Core Bond                                  $568     $ 822     $1,097    $2,031
   Real Estate Securities                     $589     $ 882     $1,197    $2,235

Example

Back Load Contract Without the Enhanced Death Benefit - You would pay the following expenses on a $10,000 investment, assuming (1) 5% annual return, (2) surrender just prior to the end of each time period:


                                             1 Year   3 Years   5 Years   10 Years
                                             ------   -------   -------   --------
Northwestern Mutual Series Fund, Inc.
   Small Cap Growth Stock                     $798     $1,213    $1,454    $2,426
   T. Rowe Price Small Cap Value              $829     $1,307    $1,612    $2,742
   Aggressive Growth Stock                    $793     $1,198    $1,428    $2,374
   International Growth                       $839     $1,337    $1,662    $2,842
   Franklin Templeton International Equity    $813     $1,259    $1,531    $2,580
   AllianceBernstein Mid Cap Value            $830     $1,310    $1,617    $2,752
   Index 400 Stock                            $767     $1,118    $1,293    $2,100
   Janus Capital Appreciation                 $825     $1,295    $1,591    $2,702
   Growth Stock                               $784     $1,170    $1,382    $2,280
   Large Cap Core Stock                       $785     $1,174    $1,387    $2,291
   Capital Guardian Domestic Equity           $803     $1,228    $1,479    $2,478
   T. Rowe Price Equity Income                $810     $1,250    $1,515    $2,550
   Index 500 Stock                            $761     $1,100    $1,262    $2,035
   Asset Allocation                           $805     $1,235    $1,490    $2,499
   Balanced                                   $771     $1,131    $1,314    $2,143
   High Yield Bond                            $791     $1,192    $1,418    $2,354
   Select Bond                                $771     $1,131    $1,314    $2,143
   Money Market                               $771     $1,131    $1,314    $2,143
Fidelity VIP Mid Cap Portfolio                $        $         $         $
                                               ---      -----     -----     -----
Russell Investment Funds
   Multi-Style Equity                         $828     $1,306    $1,610    $2,741
   Aggressive Equity                          $846     $1,378    $1,741    $3,013
   Non-U.S.                                   $856     $1,410    $1,795    $3,118
   Core Bond                                  $811     $1,258    $1,532    $2,587
   Real Estate Securities                     $833     $1,319    $1,632    $2,782


You would pay the following expenses on the same $10,000 investment, assuming no surrender or annuitization:


                                             1 Year   3 Years   5 Years   10 Years
                                             ------   -------   -------   --------
Northwestern Mutual Series Fund, Inc.
   Small Cap Growth Stock                     $198      $613     $1,054    $2,426
   T. Rowe Price Small Cap Value              $229      $707     $1,212    $2,742
   Aggressive Growth Stock                    $193      $598     $1,028    $2,374
   International Growth                       $239      $737     $1,262    $2,842
   Franklin Templeton International Equity    $213      $659     $1,131    $2,580
   AllianceBernstein Mid Cap Value            $230      $710     $1,217    $2,752
   Index 400 Stock                            $167      $518     $  893    $2,100
   Janus Capital Appreciation                 $225      $695     $1,191    $2,702
   Growth Stock                               $184      $570     $  982    $2,280
   Large Cap Core Stock                       $185      $574     $  987    $2,291
   Capital Guardian Domestic Equity           $203      $628     $1,079    $2,478
   T. Rowe Price Equity Income                $210      $650     $1,115    $2,550
   Index 500 Stock                            $161      $500     $  862    $2,035
   Asset Allocation                           $205      $635     $1,090    $2,499
   Balanced                                   $171      $531     $  914    $2,143
   High Yield Bond                            $191      $592     $1,018    $2,354
   Select Bond                                $171      $531     $  914    $2,143
   Money Market                               $171      $531     $  914    $2,143
Fidelity VIP Mid Cap Portfolio                $         $        $         $
                                               ---       ---      -----     -----
Russell Investment Funds
   Multi-Style Equity                         $228      $706     $1,210    $2,741
   Aggressive Equity                          $246      $778     $1,341    $3,013
   Non-U.S.                                   $256      $810     $1,395    $3,118
   Core Bond                                  $211      $658     $1,132    $2,587
   Real Estate Securities                     $233      $719     $1,232    $2,782

Example

Front Load Contract With the Enhanced Death Benefit - You would pay the following expenses on each $10,000 investment, assuming (1) 5% annual return and
(2) election of the enhanced death benefit at maximum charge (issue ages 56-65):

                                             1 Year   3 Years   5 Years   10 Years
                                             ------   -------   -------   --------
Northwestern Mutual Series Fund, Inc.
   Small Cap Growth Stock                     $595     $  902    $1,233    $2,335
   T. Rowe Price Small Cap Value              $625     $  993    $1,389    $2,658
   Aggressive Growth Stock                    $590     $  887    $1,208    $2,282
   International Growth                       $634     $1,023    $1,439    $2,760
   Franklin Templeton International Equity    $609     $  946    $1,309    $2,493
   AllianceBernstein Mid Cap Value            $626     $  996    $1,394    $2,668
   Index 400 Stock                            $565     $  810    $1,075    $2,002
   Janus Capital Appreciation                 $621     $  982    $1,369    $2,617
   Growth Stock                               $581     $  860    $1,162    $2,186
   Large Cap Core Stock                       $582     $  863    $1,167    $2,197
   Capital Guardian Domestic Equity           $600     $  917    $1,259    $2,388
   T. Rowe Price Equity Income                $606     $  937    $1,294    $2,462
   Index 500 Stock                            $559     $  792    $1,044    $1,936
   Asset Allocation                           $602     $  923    $1,269    $2,409
   Balanced                                   $569     $  822    $1,096    $2,045
   High Yield Bond                            $588     $  881    $1,198    $2,261
   Select Bond                                $569     $  822    $1,096    $2,045
   Money Market                               $569     $  822    $1,096    $2,045
Fidelity VIP Mid Cap Portfolio                $        $         $         $
                                               ---      -----     -----     -----
Russell Investment Funds
   Multi-Style Equity                         $624     $  992    $1,388    $2,657
   Aggressive Equity                          $641     $1,063    $1,517    $2,936
   Non-U.S.                                   $651     $1,093    $1,570    $3,043
   Core Bond                                  $607     $  945    $1,310    $2,500
   Real Estate Securities                     $629     $1,005    $1,409    $2,699

Example

Back Load Contract With the Enhanced Death Benefit - You would pay the following expenses on a $10,000 investment, assuming (1) 5% annual return, (2) election of the enhanced death benefit at maximum charge (issue ages 56-65) and (3) surrender just prior to the end of each time period:

                                             1 Year   3 Years   5 Years   10 Years
                                             ------   -------   -------   --------
Northwestern Mutual Series Fund, Inc.
   Small Cap Growth Stock                     $840     $1,341    $1,673    $2,899
   T. Rowe Price Small Cap Value              $871     $1,434    $1,829    $3,206
   Aggressive Growth Stock                    $835     $1,326    $1,648    $2,848
   International Growth                       $881     $1,464    $1,879    $3,303
   Franklin Templeton International Equity    $855     $1,386    $1,749    $3,049
   AllianceBernstein Mid Cap Value            $872     $1,437    $1,834    $3,216
   Index 400 Stock                            $808     $1,247    $1,515    $2,580
   Janus Capital Appreciation                 $867     $1,422    $1,809    $3,167
   Growth Stock                               $826     $1,298    $1,602    $2,756
   Large Cap Core Stock                       $827     $1,301    $1,607    $2,766
   Capital Guardian Domestic Equity           $845     $1,356    $1,698    $2,949
   T. Rowe Price Equity Income                $852     $1,377    $1,734    $3,019
   Index 500 Stock                            $802     $1,228    $1,484    $2,518
   Asset Allocation                           $847     $1,362    $1,709    $2,969
   Balanced                                   $813     $1,259    $1,535    $2,622
   High Yield Bond                            $833     $1,320    $1,638    $2,828
   Select Bond                                $813     $1,259    $1,535    $2,622
   Money Market                               $813     $1,259    $1,535    $2,622
Fidelity VIP Mid Cap Portfolio                $        $         $         $
                                               ---      -----     -----     -----
Russell Investment Funds
   Multi-Style Equity                         $870     $1,433    $1,828    $3,205
   Aggressive Equity                          $887     $1,505    $1,957    $3,470
   Non-U.S.                                   $897     $1,536    $2,009    $3,572
   Core Bond                                  $853     $1,385    $1,750    $3,055
   Real Estate Securities                     $875     $1,446    $1,849    $3,245

You would pay the following expenses on the same $10,000 investment, assuming
(1) election of the enhanced death benefit at maximum charge (issue ages 56-65) and (2) no surrender or annuitization:


                                             1 Year   3 Years   5 Years   10 Years
                                             ------   -------   -------   --------
Northwestern Mutual Series Fund, Inc.
   Small Cap Growth Stock                     $240      $741     $1,273    $2,899
   T. Rowe Price Small Cap Value              $271      $834     $1,429    $3,206
   Aggressive Growth Stock                    $235      $726     $1,248    $2,848
   International Growth                       $281      $864     $1,479    $3,303
   Franklin Templeton International Equity    $255      $786     $1,349    $3,049
   AllianceBernstein Mid Cap Value            $272      $837     $1,434    $3,216
   Index 400 Stock                            $208      $647     $1,115    $2,580
   Janus Capital Appreciation                 $267      $822     $1,409    $3,167
   Growth Stock                               $226      $698     $1,202    $2,756
   Large Cap Core Stock                       $227      $701     $1,207    $2,766
   Capital Guardian Domestic Equity           $245      $756     $1,298    $2,949
   T. Rowe Price Equity Income                $252      $777     $1,334    $3,019
   Index 500 Stock                            $202      $628     $1,084    $2,518
   Asset Allocation                           $247      $762     $1,309    $2,969
   Balanced                                   $213      $659     $1,135    $2,622
   High Yield Bond                            $233      $720     $1,238    $2,828
   Select Bond                                $213      $659     $1,135    $2,622
   Money Market                               $213      $659     $1,135    $2,622
Fidelity VIP Mid Cap Portfolio                $         $        $         $
                                               ---       ----     -----     -----
Russell Investment Funds
   Multi-Style Equity                         $270      $833     $1,428    $3,205
   Aggressive Equity                          $287      $905     $1,557    $3,470
   Non-U.S.                                   $297      $936     $1,609    $3,572
   Core Bond                                  $253      $785     $1,350    $3,055
   Real Estate Securities                     $275      $846     $1,449    $3,245



The purpose of the table above is to assist a Contract Owner in understanding the expenses paid by the Account and the Portfolios and Funds and borne by investors in the Contracts. The sales load for a Front Load Contract depends on the amount of cumulative purchase payments. For the Back Load Contract the mortality and expense risk charge and the withdrawal charge depend on the length of time funds have been held under the Contract and the amounts held. We guarantee the current mortality and expense risk charges for five years from the date of this prospectus. Thereafter, we reserve the right to increase the mortality and expense risk charges to a maximum annual rate of 0.75% for the Front Load Contract and 1.50% for the Back Load Contract. The table shows the maximum current charges for both the mortality and expense risk charge and the withdrawal charge for the first five years. The expenses for the ten years shown in the table are the maximum expenses if we increase the mortality and expense risk charge after five years. We make no withdrawal charge upon annuitization if you select a variable payment plan, but we may make a withdrawal charge in some circumstances if you select a fixed payment plan. See "Withdrawal Charge." The $30 annual Contract fee is reflected as 0.01% for the Front Load Contract and 0.16% for the Back Load Contract based on the annual Contract fees collected divided by the average assets of the Division. The Contracts provide for charges for transfers between the Divisions of the Account and for premium taxes, but we are not currently making such charges. See "Transfers Between Divisions and Payment Plans" and "Deductions" for additional information about expenses for the Contracts. The expenses shown in the table for the Portfolios and Funds show the annual expenses for each, as a percentage of their average net assets, based on 2004 operations for the Portfolios and the Funds. Expenses for each of the Russell Investment Funds, other than the Real Estate Securities Fund, reflect fee waivers and expense reimbursements that the Fund's adviser has contractually agreed to make for the year 2005. These may be changed in future years without notice. The expenses shown in the table reflect an assumption that the fee waivers and expense reimbursements will continue for the periods shown. Absent the fee waivers and expense reimbursements the expenses would be higher. Expenses for the Money Market Portfolio have been restated to reflect expenses without a fee waiver which terminated on December 31, 2004.


The example should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown, subject to the guarantees of the Contracts.


The tables on the following pages present the Accumulation Unit Values for Contracts offered by means of this prospectus as well as contracts no longer offered for sale. The Contracts no longer offered for sale are different in certain material respects from Contracts offered currently. The values shown below for Back Load Version Contracts issued on or after December 17, 1981 and prior to March 31, 2000 are calculated on the same basis as those for the Class B Accumulation Units for the Back Load Version Contracts described in this prospectus. Accumulation Unit Values set forth below for Front Load Version Contracts issued on or after March 31, 2000 reflect the values of Front Load Version Accumlation Units as well as Back Load Version Class A Accumulation Units. Accumulation Unit Values set forth below for Back Load Version Contracts issued on or after March 31, 2000 reflect the values of Back Load Version Class B Accumulation Units.

ACCUMULATION UNIT VALUES
Contracts Issued on or After March 31, 2000

Northwestern Mutual Series Fund, Inc.

                                                                December 31
                                            ---------------------------------------------------
                                              2004       2003       2002       2001       2000
                                            --------   --------   --------   --------   -------
Small Cap Growth Stock Division
   Front Load Version
      Accumulation Unit Value               $  1.100   $   .931   $   .703   $   .866   $  .904
      Number of Units Outstanding            251,224    195,348    154,143    140,476    87,187

   Back Load Version
      Accumulation Unit Value               $  2.296   $  1.957   $  1.489   $  1.848   $ 1.945
      Number of Units Outstanding            807,685    732,225    522,379    284,235    69,946

T. Rowe Price Small Cap Value Division
   Front Load Version/(b)/
      Accumulation Unit Value               $  1.590   $  1.283   $   .954   $  1.015        --
      Number of Units Outstanding             93,388     39,377     27,602         --        --
   Back Load Version/(b)/
      Accumulation Unit Value               $  1.550   $  1.260   $   .944   $  1.012        --
      Number of Units Outstanding            676,410    560,451    328,035     26,151        --

Aggressive Growth Stock Division
   Front Load Version
      Accumulation Unit Value               $  0.795   $   .700   $   .564   $   .719   $  .902
      Number of Units  Outstanding           529,541    286,812    221,621    167,945    54,097
   Back Load Version
      Accumulation Unit Value               $  4.853   $  4.303   $  3.490   $  4.487   $ 5.671
      Number of Units Outstanding            586,290    532,473    412,378    243,477    35,017

International Growth Division
   Front Load Version/(b)/
      Accumulation Unit Value               $  1.319   $  1.091   $   .789   $   .904        --
      Number of Units Outstanding             98,688     65,147     23,247     17,748        --
   Back Load Version/(b)/
      Accumulation Unit Value               $  1.286   $  1.071   $   .780   $   .901        --
      Number of Units Outstanding            612,955    367,326    193,268     15,242        --

Franklin Templeton International Equity
Division
   Front Load Version
      Accumulation Unit Value               $  1.162   $   .979   $   .700   $   .852   $  .996
      Number of Units Outstanding            267,886    157,922    132,672     93,129    24,076
   Back Load Version
      Accumulation Unit Value               $  2.550   $  2.163   $  1.560   $  1.912   $ 2.251
      Number of Units Outstanding            802,426    590,403    403,029    145,688    42,413

Alliance Bernstein Mid Cap Value Division
   Front Load Version/(a)/
      Accumulation Unit Value               $  1.567   $  1.327         --         --        --
      Number of Units Outstanding             25,432      9,020         --         --        --
   Back Load Version/(a)/
      Accumulation Unit Value               $  1.548   $  1.321         --        --         --
      Number of Units Outstanding            118,475     20,575         --        --         --

/(a)/ The initial investment was made on May 1, 2003.
/(b)/ The initial investment was made on July 31, 2001.

ACCUMULATION UNIT VALUES
Contracts Issued on or After March 31, 2000 (Continued)

Northwestern Mutual Series Fund, Inc.


                                                                   December 31
                                            --------------------------------------------------------
                                               2004         2003        2002       2001       2000
                                            ----------   ----------   --------   --------   --------
Index 400 Stock Division
   Front Load Version
      Accumulation Unit Value               $    1.353   $    1.169   $   .870   $  1.024   $  1.036
      Number of Units Outstanding              236,245      201,239    181,114    163,573    114,473
   Back Load Version
      Accumulation Unit Value               $    1.642   $    1.430   $  1.072   $  1.271   $  1.295
      Number of Units Outstanding            1,243,725    1,091,656    739,736    362,161     48,800

Janus Capital Appreciation Division
   Front Load Version/(a)/
      Accumulation Unit Value               $    1.423   $    1.195         --         --         --
      Number of Units Outstanding                2,184        1,548         --         --         --
   Back Load Version/(a)/
      Accumulation Unit Value               $    1,405   $    1.189         --         --         --
      Number of Units Outstanding               92,052       24,288         --         --         --

Growth Stock Division
   Front Load Version
      Accumulation Unit Value               $    0.774   $     .730   $   .616   $   .783   $   .917
      Number of Units Outstanding              270,550      182,020    140,292     65,929     30,267
   Back Load Version
      Accumulation Unit Value               $    2.378   $    2.258   $  1.922   $  2.458   $  2.902
      Number of Units Outstanding            1,094,718      916,214    635,366    253,153     63,702

Large Cap Core Stock Division
   Front Load Version
      Accumulation Unit Value               $    0.773   $     .718   $   .582   $   .814   $   .887
      Number of Units Outstanding              356,388      333,892    206,179    138,478     31,529
   Back Load Version
      Accumulation Unit Value               $    1.963   $    1.838   $  1.500   $  2.116   $  2.323
      Number of Units Outstanding              476,338      419,996    244,102    124,194     15,035

Capital Guardian Domestic Equity Division
   Front Load Version/(b)/
      Accumulation Unit Value               $    1.189   $    1.023   $   .765   $   .976         --
      Number of Units Outstanding              161,426       87,247     43,864      7,834         --
   Back Load Version/(b)/
      Accumulation Unit Value               $    1.159   $    1.005   $   .757   $   .973         --
      Number of Units Outstanding              828,519      621,924    417,557      8,491         --

T. Rowe Price Equity Income Division
   Front Load Version/(a)/
      Accumulation Unit Value               $    1.412   $    1.232         --         --         --
      Number of Units Outstanding               36,208       27,817         --         --         --
   Back Load Version/(a)/
      Accumulation Unit Value               $    1.394   $    1.226         --         --         --
      Number of Units Outstanding              135,189       23,755         --         --         --

/(a)/ The initial investment was made on May 1, 2003.
/(b)/ The initial investment was made on July 31, 2001.

ACCUMULATION UNIT VALUES
Contracts Issued on or After March 31, 2000 (Continued)

Northwestern Mutual Series Fund, Inc.


                                                                 December 31
                                            -----------------------------------------------------
                                               2004        2003       2002       2001       2000
                                            ----------   --------   --------   --------   -------
Index 500 Stock Division
   Front Load Version
      Accumulation Unit Value               $    0.850   $   .772   $   .604   $   .779   $  .888
      Number of Units Outstanding              667,647    354,476    280,800    231,431    24,617
   Back Load Version
      Accumulation Unit Value               $    4.034   $  3.690   $  2.909   $  3.780   $ 4.344
      Number of Units Outstanding            1,095,983    964,781    652,779    277,480    54,215

Asset Allocation Division
   Front Load Version/(b)/
      Accumulation Unit Value               $    1.146   $  1.047   $   .872   $   .977        --
      Number of Units Outstanding              700,184    172,338    131,164        214        --
   Back Load Version/(b)/
      Accumulation Unit Value               $    1.117   $  1.028   $   .863   $   .974        --
      Number of Units Outstanding              909,258    508,034    250,892     35,277        --

Balanced Division
   Front Load Version
      Accumulation Unit Value               $    1.087   $  1.013   $   .863   $   .938   $  .973
      Number of Units Outstanding              185,083    190,956    829,094    819,248    52,519
   Back Load Version
      Accumulation Unit Value               $    7.951   $  7.462   $  6.403   $  7.012   $ 7.332
      Number of Units Outstanding              626,327    482,869    328,924    142,572    46,538

High Yield Bond Division
   Front Load Version
      Accumulation Unit Value               $    1.402   $  1.249   $   .973   $  1.007   $  .963
      Number of Units Outstanding               72,742     85,477     60,354     70,173        --
   Back Load Version
      Accumulation Unit Value               $    2.022   $  1.815   $  1.424   $  1.485   $ 1.432
      Number of Units Outstanding              381,731    242,003    197,186     52,097     6,687

Select Bond Division
   Front Load Version
      Accumulation Unit Value               $    1.446   $  1.387   $  1.321   $  1.185   $ 1.079
      Number of Units Outstanding              208,037    146,950    183,271     96,440       537
   Back Load Version
      Accumulation Unit Value               $    9.806   $  9.480   $  9.099   $  8.220   $ 7.542
      Number of Units Outstanding              244,264    193,595    106,207     26,054     4,112

Money Market Division
   Front Load Version
      Accumulation Unit Value               $    1.110   $  1.100   $  1.092   $  1.080   $ 1.044
      Number of Units Outstanding              206,056    158,626    196,726        685       538
   Back Load Version
      Accumulation Unit Value               $    2.733   $  2.728   $  2.729   $  2.718   $ 2.649
      Number of Units Outstanding              391,966    423,092    513,144    179,930    22,631

/(b)/ The initial investment was made on July 31, 2001.

ACCUMULATION UNIT VALUES
Contracts Issued on or After March 31, 2000 (Continued)
Fidelity VIP Mid Cap Portfolio

                                        December 31
                                    ------------------
                                      2004       2003
                                    --------   -------
Fidelity VIP Mid Cap Division
   Front Load Version/(a)/
      Accumulation Unit Value       $  1.739   $ 1.402
      Number of Units Outstanding     99,545    18,023
   Back Load Version/(a)/
      Accumulation Unit Value       $  1.717   $ 1.395
   Number of Units Outstanding       279,678    41,856

/(a)/  The initial investment was made on May 1, 2003.

Russell Investment Funds

                                                      December 31
                                   -----------------------------------------------
                                     2004      2003      2002      2001      2000
                                   --------  --------  --------  --------  -------
Multi-Style Equity Division
   Front Load Version
      Accumulation Unit Value      $  0.804  $   .736  $   .574  $   .751  $  .880
      Number of Units Outstanding   370,386    96,820    71,907    76,893    1,678
   Back Load Version
      Accumulation Unit Value      $  0.820  $   .756  $   .594  $   .783  $  .925
      Number of Units Outstanding   803,974   628,706   403,060   137,024   17,408

Aggressive Equity Division
   Front Load Version
      Accumulation Unit Value      $  1.204  $  1.055  $   .728  $   .904  $  .930
      Number of Units Outstanding    86,107    51,618    52,113    47,887   17,481
   Back Load Version
      Accumulation Unit Value      $  1.355  $  1.196  $   .832  $  1.040  $ 1.079
      Number of Units Outstanding   297,297   261,138   225,999    64,083   18,584

Non-U.S. Division
   Front Load Version
      Accumulation Unit Value      $  0.906  $   .770  $   .557  $   .660  $  .851
      Number of Units Outstanding   247,779   113,262    93,640    92,068   11,781
   Back Load Version
      Accumulation Unit Value      $  1.085  $   .929  $   .678  $   .809  $ 1.050
      Number of Units Outstanding   466,440   363,799   257,545   113,607   30,216

Core Bond Division
   Front Load Version
      Accumulation Unit Value      $  1.368  $  1.314  $  1.244  $  1.149  $ 1.075
      Number of Units Outstanding   113,573    47,364    42,428    37,551       --
   Back Load Version
      Accumulation Unit Value      $  1.319  $  1.277  $  1.218  $  1.133  $ 1.068
      Number of Units Outstanding   448,227   321,043   172,978    88,555   12,988

Real Estate Securities Division
   Front Load Version
      Accumulation Unit Value      $  2.519  $  1.877  $  1.375  $  1.331  $ 1.241
      Number of Units Outstanding   138,421    75,092    46,321    34,590   60,731
   Back Load Version
      Accumulation Unit Value      $  2.277  $  1.710  $  1.262  $  1.231  $ 1.156
      Number of Units Outstanding   766,749   633,527   279,844    69,117    5,538

ACCUMULATION UNIT VALUES
Contracts Issued on or After March 31, 1995 and Prior to March 31, 2000


Northwestern Mutual Series Fund, Inc.

                                                              December 31
                                    --------------------------------------------------------------
                                       2004         2003         2002         2001         2000
                                    ----------   ----------   ----------   ----------   ----------
Small Cap Growth Stock Division
   Front Load Version/(c)/
      Accumulation Unit Value       $    2.409   $    2.036   $    1.536   $    1.891   $    1.973
      Number of Units Outstanding      325,787      313,793      323,202      323,801      321,211
   Back Load Version/(c)/
      Accumulation Unit Value       $    2.296   $    1.957   $    1.489   $    1.849   $    1.945
      Number of Units Outstanding    1,712,972    1,912,991    1,964,695    1,808,968    1,675,122

T. Rowe Price Small Cap Value
   Division
   Front Load Version/(b)/
      Accumulation Unit Value       $    1.596   $    1.286   $    0.955   $    1.016           --
      Number of Units Outstanding      377,638      300,490      271,539       96,359           --
   Back Load Version/(b)/
      Accumulation Unit Value       $    1.550   $    1.260   $    0.944   $    1.012           --
      Number of Units Outstanding      859,969      828,422      591,330      150,722           --

Aggressive Growth Stock
   Division
   Front Load Version
      Accumulation Unit Value       $    2.492   $    2.191   $    1.764   $    2.247        2.815
      Number of Units Outstanding      721,162    1,132,329    1,184,231    1,271,253    1,322,419
   Back Load Version
      Accumulation Unit Value       $    4.853   $    4.303   $    3.494   $    4.487   $    5.671
      Number of Units Outstanding    2,683,165    2,990,627    3,455,437    3,733,407    3,831,806

International Growth
   Division
   Front Load Version/(b)/
      Accumulation Unit Value       $    1.324   $    1.093   $     .790   $     .904           --
      Number of Units Outstanding      282,589      220,946        6,636        7,622           --
   Back Load Version/(b)/
      Accumulation Unit Value       $    1.286   $    1.071   $     .780   $     .901           --
      Number of Units Outstanding      534,123      366,526      213,927       31,105           --

Franklin Templeton International
Equity Division
   Front Load Version
      Accumulation Unit Value       $    2.274   $    1.913   $    1.368   $    1.663   $    1.941
      Number of Units Outstanding      599,018      719,361      869,881      869,838      950,116
   Back Load Version
      Accumulation Unit Value       $    2.550   $    2.163   $    1.560   $    1.912   $    2.251
      Number of Units Outstanding    2,558,418    2,621,628    2,869,713    3,193,593    3,242,296

AllianceBernstein Mid Cap Value
   Division
   Front Load Version/(a)/
      Accumulation Unit Value       $    1.570   $    1.328           --           --           --
      Number of Units Outstanding       61,286       31,665           --           --           --
   Back Load Version/(a)/
      Accumulation Unit Value       $    1.548   $    1.321           --           --           --
      Number of Units Outstanding      105,699       64,351           --           --           --

                                                             December 31
                                    ------------------------------------------------------------
                                       1999         1998         1997         1996        1995
                                    ----------   ----------   ----------   ----------   --------
Small Cap Growth Stock Division
   Front Load Version/(c)/
      Accumulation Unit Value       $    1.856           --           --           --         --
      Number of Units Outstanding      149,996           --           --           --         --
   Back Load Version/(c)/
      Accumulation Unit Value       $    1.846           --           --           --         --
      Number of Units Outstanding      481,140           --           --           --         --

T. Rowe Price Small Cap Value
   Division
   Front Load Version/(b)/
      Accumulation Unit Value               --           --           --           --         --
      Number of Units Outstanding           --           --           --           --         --
   Back Load Version/(b)/
      Accumulation Unit Value               --           --           --           --         --
      Number of Units Outstanding           --           --           --           --         --

Aggressive Growth Stock
   Division
   Front Load Version
      Accumulation Unit Value       $    2.662   $    1.859   $    1.735   $    1.530   $  1.305
      Number of Units Outstanding    1,185,824    1,195,051      832,513      568,732    255,895
   Back Load Version
      Accumulation Unit Value       $    5.408   $    3.808   $    3.585   $    3.188   $  2.743
      Number of Units Outstanding    3,585,337    3,703,653    2,962,218    1,734,023    407,729

International Growth
   Division
   Front Load Version/(b)/
      Accumulation Unit Value               --           --           --           --         --
      Number of Units Outstanding           --           --           --           --         --
   Back Load Version/(b)/
      Accumulation Unit Value               --           --           --           --         --
      Number of Units Outstanding           --           --           --           --         --

Franklin Templeton International
Equity Division
   Front Load Version
      Accumulation Unit Value       $    1.964   $    1.605   $    1.537   $    1.374   $  1.140
      Number of Units Outstanding      727,940      669,024      575,775      286,469     32,573
   Back Load Version
   Accumulation Unit Value          $    2.298   $    1.893   $    1.829   $    1.649   $  1.380
   Number of Units Outstanding       3,063,127    3,028,502    2,488,184    1,281,128    374,986

AllianceBernstein Mid Cap Value
   Division
   Front Load Version/(a)/
      Accumulation Unit Value               --           --           --           --         --
      Number of Units Outstanding           --           --           --           --         --
   Back Load Version/(a)/
      Accumulation Unit Value               --           --           --           --         --
      Number of Units Outstanding           --           --           --           --         --

/(a)/ The initial investment was made on May 1, 2003.
/(b)/ The initial investment was made on July 31, 2001.
/(c)/ The initial investment was made on April 30, 1999.

ACCUMULATION UNIT VALUES
Contracts Issued on or After March 31, 1995 and Prior to March 31, 2000 (Continued)


Northwestern Mutual Series Fund, Inc.

                                                              December 31
                                    --------------------------------------------------------------
                                       2004         2003         2002         2001         2000
                                    ----------   ----------   ----------   ----------   ----------
Index 400 Stock Division
   Front Load Version/(c)/
      Accumulation Unit Value       $    1,723   $    1.488   $    1.106   $    1.300   $    1.314
      Number of Units Outstanding      357,716      403,996      343,626      252,810      226,675
   Back Load Version/(c)/
      Accumulation Unit Value       $    1.642   $    1.430   $    1.072   $    1.271   $    1.295
      Number of Units Outstanding    1,969,606    1,954,933    2,052,327    1,705,515    1,069,393

Janus Capital Appreciation
   Division
   Front Load Version/(a)/
      Accumulation Unit Value       $    1.425   $    1.196           --           --           --
      Number of Units Outstanding       31,432       29,179           --           --           --
   Back Load Version/(a)/
      Accumulation Unit Value       $    1.405   $    1.189           --           --           --
      Number of Units Outstanding      130,574       54,620           --           --           --

Growth Stock Division
   Front Load Version
      Accumulation Unit Value       $    2.387   $    2.246   $    1.896   $    2.405   $    2.815
      Number of Units Outstanding      449,127      463,622      591,193      676,797      688,920
   Back Load Version
      Accumulation Unit Value       $    2.378   $    2.258   $    1.922   $    2.458   $    2.902
      Number of Units Outstanding    2,850,035    3,288,313    3,628,997    3,785,644    3,697,631

Large Cap Core Stock Division
   Front Load Version
      Accumulation Unit Value       $    1.970   $    1.828   $    1.480   $    2.069   $    2.253
      Number of Units Outstanding      219,213      382,281      640,796      656,757      721,964
   Back Load Version
      Accumulation Unit Value       $    1.963   $    1.838   $    1.500   $    2.116   $    2.323
      Number of Units Outstanding    2,043,826    2,305,722    2,625,047    2,909,890    3,046,744

Capital Guardian Domestic
   Equity Division
   Front Load Version/(b)/
      Accumulation Unit Value       $    1.193   $    1.025   $     .766   $     .976           --
      Number of Units Outstanding      387,237      261,445       37,281        6,557           --
   Back Load Version(b)
      Accumulation Unit Value       $    1.159   $    1.005   $     .757   $     .973           --
      Number of Units Outstanding      786,823      721,815      409,076       71,346           --

T. Rowe Price Equity Income
   Division
   Front Load Version/(a)/
      Accumulation Unit Value       $    1.414   $    1.233           --           --           --
      Number of Units Outstanding       59,772        4,865           --           --           --
   Back Load Version/(a)/
      Accumulation Unit Value       $    1.394   $    1.226           --           --           --
      Number of Units Outstanding      156,017       82,555           --           --           --

                                                            December 31
                                    ------------------------------------------------------------
                                       1999         1998         1997         1996        1995
                                    ----------   ----------   ----------   ----------   --------
Index 400 Stock Division
   Front Load Version/(c)/
      Accumulation Unit Value       $    1.125           --           --           --         --
      Number of Units Outstanding      162,971           --           --           --         --
   Back Load Version/(c)/
      Accumulation Unit Value       $    1.119           --           --           --         --
      Number of Units Outstanding      388,194           --           --           --         --

Janus Capital Appreciation
   Division
   Front Load Version/(a)/
      Accumulation Unit Value              --            --           --           --         --
      Number of Units Outstanding          --            --           --           --         --
   Back Load Version/(a)/
      Accumulation Unit Value              --            --           --           --         --
      Number of Units Outstanding          --            --           --           --         --

Growth Stock Division
   Front Load Version
      Accumulation Unit Value       $    2.898   $    2.375   $    1.883   $    1.456   $  1.209
      Number of Units Outstanding      613,097      447,934      422,029      257,158    103,292
   Back Load Version
      Accumulation Unit Value       $    3.013   $    2.491   $    1.991   $    1.552   $  1.300
      Number of Units Outstanding    3,381,484    2,761,432    1,870,296      922,390    227,218

Large Cap Core Stock Division
   Front Load Version
      Accumulation Unit Value       $    2.431   $   2.271    $    1.852   $    1.430   $  1.197
      Number of Units Outstanding      757,434     736,836       540,977      208,323    114,414
   Back Load Version
      Accumulation Unit Value       $    2.528   $   2.382    $    1.959   $    1.525   $  1.287
      Number of Units Outstanding    3,306,924    3,046,517    1,940,827    1,215,721    310,321

Capital Guardian Domestic
   Equity Division
   Front Load Version/(b)/
      Accumulation Unit Value               --           --           --           --         --
      Number of Units Outstanding           --           --           --           --         --
   Back Load Version(b)
      Accumulation Unit Value               --           --           --           --         --
      Number of Units Outstanding           --           --           --           --         --

T. Rowe Price Equity Income
   Division
   Front Load Version/(a)/
      Accumulation Unit Value               --           --           --           --         --
      Number of Units Outstanding           --           --           --           --         --
   Back Load Version/(a)/
      Accumulation Unit Value               --           --           --           --         --
      Number of Units Outstanding           --           --           --           --         --

/(a)/ The initial investment was made on May 1, 2003.
/(b)/ The initial investment was made on July 31, 2001.
/(c)/ The initial investment was made on April 30, 1999.

ACCUMULATION UNIT VALUES
Contracts Issued on or After March 31, 1995 and Prior to March 31, 2000 (Continued)


Northwestern Mutual Series Fund, Inc.

                                                              December 31
                                    --------------------------------------------------------------
                                       2004         2003         2002         2001         2000
                                    ----------   ----------   ----------   ----------   ----------
Index 500 Stock Division
   Front Load Version
      Accumulation Unit Value       $    2.731   $    2.477   $    1.936   $    2.495   $    2.843
      Number of Units Outstanding      765,978      986,942    1,084,346    1,233,599    1,267,405
   Back Load Version
      Accumulation Unit Value       $    4.034   $    3.690   $    2.909   $    3.780   $    4.344
      Number of Units Outstanding    3,714,145    4,073,503    4,606,154    5,050,604    5,436,581

Asset Allocation Division
   Front Load Version/(b)/
      Accumulation Unit Value       $    1.150   $    1.050   $     .874   $     .977           --
      Number of Units Outstanding      753,617      691,665      106,556       82,933           --
   Back Load Version/(b)/
      Accumulation Unit Value       $    1.117   $    1.028   $     .863   $     .974           --
      Number of Units Outstanding    1,073,076      863,689      584,078      214,820           --

Balanced Division
   Front Load Version
      Accumulation Unit Value       $    2.362   $    2.198   $    1.871   $    2.031   $    2.106
      Number of Units Outstanding    1,092,299    1,181,360    1,610,300    1,745,366    1,936,777
   Back Load Version
      Accumulation Unit Value       $    7.951   $    7.462   $    6.403   $    7.012   $    7.332
      Number of Units Outstanding    2,169,747    2,316,414    2,543,983    2,779,445    2,907,554

High Yield Bond Division
   Front Load Version
      Accumulation Unit Value       $    2.058   $    1.833   $    1.426   $    1.474   $    1.409
      Number of Units Outstanding      183,314      194,059      138,321      211,360      278,582
   Back Load Version
      Accumulation Unit Value       $    2.022   $    1.815   $    1.424   $    1.485   $    1.432
      Number of Units Outstanding      851,719      920,329    1,056,405    1,072,933    1,154,997

Select Bond Division
   Front Load Version
      Accumulation Unit Value       $    1.966   $    1.884   $    1.793   $    1.606   $    1.461
      Number of Units Outstanding      757,710      666,819      481,900      300,899      352,753
   Back Load Version
      Accumulation Unit Value       $    9.806   $    9.480   $    9.099   $    8.220   $    7.542
      Number of Units Outstanding      456,426      567,298      605,002      437,418      353,449

Money Market Division
   Front Load Version
      Accumulation Unit Value       $    1.423   $    1.409   $    1.397   $    1.380   $    1.333
      Number of Units Outstanding      552,424    1,137,243    1,307,625    2,064,209    1,852,761
   Back Load Version
      Accumulation Unit Value       $    2.733   $    2.728   $    3.729   $    2.718   $    2.649
      Number of Units Outstanding    1,036,337    1,380,081    1,723,587    1,759,212    1,397,046

                                                              December 31
                                    ------------------------------------------------------------
                                       1999         1998         1997         1996        1995
                                    ----------   ----------   ----------   ----------   --------
Index 500 Stock Division
   Front Load Version
      Accumulation Unit Value       $    3.128   $    2.597   $    2.026   $    1.527   $  1.249
      Number of Units Outstanding    1,247,611    1,057,935      690,248      454,096    278,235
   Back Load Version
      Accumulation Unit Value       $    4.820   $    4.037   $    3.175   $    2.414   $  1.991
      Number of Units Outstanding    5,417,756    4,504,322    3,279,176    1,970,961    471,752

Asset Allocation Division
   Front Load Version/(b)/
      Accumulation Unit Value               --           --           --           --         --
      Number of Units Outstanding           --           --           --           --         --
   Back Load Version/(b)/
      Accumulation Unit Value               --           --           --           --         --
      Number of Units Outstanding           --           --           --           --         --

Balanced Division
   Front Load Version
      Accumulation Unit Value       $    2.118   $    1.912   $    1.615   $    1.334   $  1.181
      Number of Units Outstanding    1,800,477    1,768,955    1,296,330      786,271    164,302
   Back Load Version
      Accumulation Unit Value       $    7.436   $    6.771   $    5.768   $    4.806   $  4.290
      Number of Units Outstanding    2,897,246    2,565,265    2,109,606    1,347,427    372,457

High Yield Bond Division
   Front Load Version
      Accumulation Unit Value       $    1.483   $    1.496   $    1.530   $    1.326   $  1.112
      Number of Units Outstanding      380,690      400,132       95,718       55,625         --
   Back Load Version
      Accumulation Unit Value       $    1.520   $    1.546   $    1.595   $    1.394   $  1.178
      Number of Units Outstanding    1,174,446    1,400,604      967,118      572,121    138,470

Select Bond Division
   Front Load Version
      Accumulation Unit Value       $    1.331   $    1.350   $    1.266   $    1.161   $  1.129
      Number of Units Outstanding      214,565      159,609       72,941       38,713     26,732
   Back Load Version
      Accumulation Unit Value       $    6.929   $    7.088   $    6.703   $    6.201   $  6.078
      Number of Units Outstanding      364,139      368,314      271,027      182,907     50,828

Money Market Division
   Front Load Version
      Accumulation Unit Value       $    1.259   $    1.203   $    1.146   $    1.091   $  1.040
      Number of Units Outstanding    1,980,615    1,564,597    1,439,686    1,843,605    327,441
   Back Load Version
      Accumulation Unit Value       $    2.523   $    2.431   $    2.335   $    2.241   $  2.156
      Number of Units Outstanding    1,892,502    1,515,128    1,081,227    1,123,081    379,473

/(b)/ The initial investment was made on July 31, 2001.

ACCUMULATION UNIT VALUES

Contracts Issued on or After March 31, 1995 and Prior to March 31, 2000 (Continued)

Fidelity VIP Mid Cap Portfolio


                                        December 31
                                    -------------------
                                      2004       2003
                                    --------   --------
Fidelity VIP Mid Cap Division
   Front Load Version/(a)/
      Accumulation Unit Value       $  1.742   $  1.403
      Number of Units Outstanding     48,968     10,196
   Back Load Version/(a)/
      Accumulation Unit Value       $  1.717   $  1.395
      Number of Units Outstanding    344,943    159,527

/(a)/ The initial investment was made on May 1, 2003.

Russell Investment Funds

                                                                   December 31
                                    -------------------------------------------------------------------------
                                       2004         2003         2002         2001         2000        1999
                                    ----------   ----------   ----------   ----------   ----------   --------
Multi-Style Equity Division
   Front Load Version/(c)/
      Accumulation Unit Value       $    0.860   $     .787   $     .613   $     .801   $     .938   $  1.073
      Number of Units Outstanding      515,940      414,304      634,152      609,184      653,396    321,514
   Back Load Version/(c)/
      Accumulation Unit Value       $    0.820   $     .756   $     .594   $     .783   $     .925   $  1.067
      Number of Units Outstanding    1,743,065    1,595,972    1,405,479    1,504,874    1,250,824    535,268

Aggressive Equity Division
   Front Load Version/(c)/
      Accumulation Unit Value       $    1.422   $    1.244   $     .858   $    1.064   $    1.094   $  1.106
      Number of Units Outstanding      215,733      102,435      280,732      278,349      205,450     87,678
   Back Load Version/(c)/
      Accumulation Unit Value       $    1.355   $    1.196   $     .832   $    1.040   $    1.079   $  1.100
      Number of Units Outstanding      906,388      660,590      713,748      684,944      558,206    182,385

Non-U.S. Division
   Front Load Version/(c)/
      Accumulation Unit Value       $    1.139   $     .966   $     .699   $     .827   $    1.065   $  1.250
      Number of Units Outstanding      427,270      270,681      255,502      253,873      239,460     81,105
   Back Load Version/(c)/
      Accumulation Unit Value       $    1.085   $     .929   $     .678   $     .809   $    1.050   $  1.243
      Number of Units Outstanding    1,141,462      944,227      817,566      820,128      734,746    205,407

Core Bond Division
   Front Load Version/(c)/
      Accumulation Unit Value       $    1.384   $    1.328   $    1.256   $    1.159   $    1.083   $   .983
      Number of Units Outstanding      280,195      183,062       66,294       20,992       35,410     26,817
   Back Load Version/(c)/
      Accumulation Unit Value       $    1.319   $    1.277   $    1.218   $    1.133   $    1.068   $   .983
      Number of Units Outstanding      676,121      588,459      598,546      366,778      310,796     93,910

Real Estate Securities Division
   Front Load Version/(c)/
      Accumulation Unit Value       $    2.389   $    1.779   $    1.302   $    1.259   $    1.172   $   .925
      Number of Units Outstanding      410,965      257,339      153,383       96,859       73,595     19,288
   Back Load Version/(c)/
      Accumulation Unit Value       $    2.277   $    1.710   $    1.262   $    1.231        1.156   $   .920
      Number of Units Outstanding      792,241      648,772      655,717      394,800      324,453     88,176

/(c)/ The initial investment was made on April 30, 1999.

ACCUMULATION UNIT VALUES

Contracts Issued After December 16, 1981 and Prior to March 31, 1995


Northwestern Mutual Series Fund, Inc.

                                                                  December 31
                                      -------------------------------------------------------------------
                                          2004          2003          2002          2001          2000
                                      -----------   -----------   -----------   -----------   -----------
Small Cap Growth Stock Division
      Accumulation Unit Value/(c)/    $     2.296   $     1.957   $     1.489   $     1.848   $     1.945
      Number of Units Outstanding       3,802,743     6,049,397     6,573,433     5,700,137     5,885,472

T. Rowe Price Small Cap Value
   Division
      Accumulation Unit Value/(b)/    $     1.550   $     1.260   $      .944   $     1.012            --
      Number of Units Outstanding       2,570,619     1,655,510     1,400,917       292,730            --

Aggressive Growth Stock Division
      Accumulation Unit Value         $     4.853   $     4.303   $     3.494   $     4.487   $     5.671
      Number of Units Outstanding       7,205,865     8,811,416    10,044,566    12,273,215    13,812,637

International Growth Division
      Accumulation Unit Value/(b)/    $     1.286   $     1.071   $      .780   $      .901            --
      Number of Units Outstanding       1,318,658     1,024,184       317,059        90,942            --

Franklin Templeton International
   Equity Division
      Accumulation Unit Value         $     2.550   $     2.163   $     1.560   $     1.912   $     2.251
      Number of Units Outstanding       9,136,339     9,085,154     9,896,145    11,504,361    13,283,821

AllianceBernstein Mid Cap Value
   Division
      Accumulation Unit Value/(a)/    $     1.548   $     1.321            --            --            --
      Number of Units Outstanding         445,044       203,328            --            --            --

Index 400 Stock Division
      Accumulation Unit Value/(c)/    $     1.642   $     1.430   $     1.072   $     1.271   $     1.295
      Number of Units Outstanding       3,631,132     3,985,259     4,142,561     4,224,763     3,499,606

Janus Capital Appreciation
   Division
      Accumulation Unit Value/(a)/    $     1.405   $     1.189            --            --            --
      Number of Units Outstanding         428,120        44,381            --            --            --

Growth Stock Division
      Accumulation Unit Value         $     2.378   $     2.258   $     1.922   $     2.458   $     2.902
      Number of Units Outstanding       4,808,629     5,807,255     6,983,115     8,243,061     8,296,584

Large Cap Core Stock Division
      Accumulation Unit Value         $     1.963   $     1.838   $     1.500   $     2.116   $     2.323
      Number of Units Outstanding       3,976,283     4,939,695     5,159,778     6,685,128     6,946,403

Capital Guardian Domestic
   Equity Division
      Accumulation Unit Value/(b)/    $     1.159   $     1.005   $      .757   $      .973            --
      Number of Units Outstanding       2,469,092     1,523,994     1,190,032       193,492            --

T. Rowe Price Equity Income
   Division
      Accumulation Unit Value/(a)/    $     1.394   $     1.226            --            --            --
      Number of Units Outstanding         778,037       243,612            --            --            --

Index 500 Stock Division
      Accumulation Unit Value         $     4.034   $     3.690   $     2.909   $     3.780   $     4.344
      Number of Units Outstanding      10,241,868    11,697,800    12,907,973    15,617,447    17,587,215

Asset Allocation Division
      Accumulation Unit Value/(b)/    $     1.117   $     1.028   $      .863   $      .974            --
      Number of Units Outstanding       2,883,707     2,383,456     2,124,071       476,776            --

Balanced Division
      Accumulation Unit Value         $     7.951   $     7.462   $     6.403   $     7.012   $     7.332
      Number of Units Outstanding      17,992,808    20,609,955    22,432,975    26,333,221    29,328,998

High Yield Bond Division
      Accumulation Unit Value         $     2.022   $     1.815   $     1.424   $     1.485   $     1.432
      Number of Units Outstanding       1,494,679     1,456,470     1,461,027     1,881,347     2,029,262

Select Bond Division
      Accumulation Unit Value         $     9.806   $     9.480   $     9.099   $     8.220   $     7.542
      Number of Units Outstanding       1,409,107     1,588,438     1,840,193     1,651,248     1,634,871

Money Market Division
      Accumulation Unit Value         $     2.733   $     2.728   $     2.729   $     2.718   $     2.649
      Number of Units Outstanding       3,143,984     3,704,294     6,073,048     6,009,918     6,248,637

                                                                  December 31
                                      -------------------------------------------------------------------
                                          1999          1998          1997          1996          1995
                                      -----------   -----------   -----------   -----------   -----------
Small Cap Growth Stock Division
      Accumulation Unit Value/(c)/    $     1.846            --            --            --            --
      Number of Units Outstanding       1,898,627            --            --            --            --

T. Rowe Price Small Cap Value
   Division
      Accumulation Unit Value/(b)/             --            --            --            --            --
      Number of Units Outstanding              --            --            --            --            --

Aggressive Growth Stock Division
      Accumulation Unit Value         $     5.408   $     3.808   $     3.585   $     3.188   $     2.743
      Number of Units Outstanding      14,666,263    18,213,135    20,861,309    21,479,837    19,083,707

International Growth Division
      Accumulation Unit Value/(b)/             --            --            --            --            --
      Number of Units Outstanding              --            --            --            --            --

Franklin Templeton International
   Equity Division
      Accumulation Unit Value         $     2.298   $     1.893   $     1.829   $     1.649   $     1.380
      Number of Units Outstanding      15,307,814    19,261,448    22,910,908    22,132,206    21,338,267

AllianceBernstein Mid Cap Value
   Division
      Accumulation Unit Value/(a)/             --            --            --            --            --
      Number of Units Outstanding              --            --            --            --            --

Index 400 Stock Division
      Accumulation Unit Value/(c)/    $     1.119            --            --            --            --
      Number of Units Outstanding       1,241,398            --            --            --            --

Janus Capital Appreciation
   Division
      Accumulation Unit Value/(a)/             --            --            --            --            --
      Number of Units Outstanding              --            --            --            --            --

Growth Stock Division
      Accumulation Unit Value         $     3.013   $     2.491   $     1.991   $     1.552   $     1.300
      Number of Units Outstanding       8,576,102     7,215,894     6,045,075     4,845,965     2,970,905

Large Cap Core Stock Division
      Accumulation Unit Value         $     2.528   $     2.382   $     1.959   $     1.525   $     1.287
      Number of Units Outstanding       9,502,862    10,866,893     8,963,724     7,054,484     5,605,215

Capital Guardian Domestic
   Equity Division
      Accumulation Unit Value/(b)/             --            --            --            --            --
      Number of Units Outstanding              --            --            --            --            --

T. Rowe Price Equity Income
   Division
      Accumulation Unit Value/(a)/             --            --            --            --            --
      Number of Units Outstanding              --            --            --            --            --

Index 500 Stock Division
      Accumulation Unit Value         $     4.820   $     4.037   $     3.175   $     2.414   $     1.991
      Number of Units Outstanding      20,900,522    21,467,931    21,531,879    20,092,060    18,961,291

Asset Allocation Division
      Accumulation Unit Value/(b)/             --            --            --            --            --
      Number of Units Outstanding              --            --            --            --            --

Balanced Division
      Accumulation Unit Value         $     7.436   $     6.771   $     5.768   $     4.806   $     4.290
      Number of Units Outstanding      35,440,432    40,487,926    44,638,127    48,457,793    52,575,295

High Yield Bond Division
      Accumulation Unit Value         $     1.520   $     1.546   $     1.595   $     1.394   $     1.178
      Number of Units Outstanding       2,904,325     3,974,656     3,770,055     2,456,295     1,609,770

Select Bond Division
      Accumulation Unit Value         $     6.929   $     7.088   $     6.703   $     6.201   $     6.078
      Number of Units Outstanding       1,914,749     2,171,879     2,252,704     2,691,481     2,778,441

Money Market Division
      Accumulation Unit Value         $     2.523   $     2.431   $     2.335   $     2.241   $     2.156
      Number of Units Outstanding       7,329,873     6,699,739     6,270,333     7,029,739     7,896,022

/(a)/ The initial investment was made on May 1, 2003.
/(b)/ The initial investment was made on July 31, 2001.
/(c)/ The initial investment was made on April 30, 1999.

ACCUMULATION UNIT VALUES
Contracts Issued After December 16, 1981 and Prior to March 31, 1995 (Continued)


Fidelity VIP Mid Cap Portfolio

                                      December 31
                                 ---------------------
                                    2004        2003
                                 ----------   --------
Fidelity VIP Mid Cap Division
   Accumulation Unit Value/(a)/  $    1.717   $  1.395
   Number of Units Outstanding    1,329,255    483,181

/(a)/ The initial investment was made on May 1, 2003.

Russell Investment Funds

                                                                    December 31
                                    ---------------------------------------------------------------------------
                                       2004         2003         2002         2001         2000         1999
                                    ----------   ----------   ----------   ----------   ----------   ----------
Multi-Style Equity Division
   Accumulation Unit Value/(c)/     $    0.820   $     .756   $     .594   $     .783   $     .925   $    1.067
   Number of Units Outstanding       3,566,901    3,138,388    2,538,585    2,727,184    2,365,883    1,475,825

Aggressive Equity Division
   Accumulation Unit Value/(c)/     $    1.355   $    1.196   $     .832   $    1.040   $    1.079   $    1.100
   Number of Units Outstanding       1,721,009    1,962,297    1,278,583    1,623,364    1,455,003      760,721

Non-U.S. Division
   Accumulation Unit Value/(c)/     $    1.085   $     .929   $     .678   $     .809   $    1.050   $    1.243
   Number of Units Outstanding       2,304,563    2,073,070    1,927,339    2,184,344    2,019,287      813,542

Core Bond Division
   Accumulation Unit Value/(c)/     $    1.319   $    1.277   $    1.218   $    1.323   $    1.068   $     .983
   Number of Units Outstanding       1,112,595      776,966      996,440      792,991      728,086      580,967

Real Estate Securities Division
   Accumulation Unit Value/(c)/     $    2.277   $    1.710   $    1.262   $    1.231   $    1.156   $     .920
   Number of Units Outstanding       2,138,265    1,508,537    1,199,189      812,052      652,555      248,726

/(c)/ The initial investment was made on April 30, 1999.

ACCUMULATION UNIT VALUES
Contracts Issued Prior to December 17, 1981

Northwestern Mutual Series Fund, Inc.


                                                             December 31
                                   --------------------------------------------------------------
                                      2004         2003         2002         2001         2000
                                   ----------   ----------   ----------   ----------   ----------
Small Cap Growth Stock Division
   Accumulation Unit Value/(c)/    $    2.362   $    2.003   $    1.517   $    1.873   $    1.961
   Number of Units Outstanding        109,482      200,970      195,919      242,514      261,141

T. Rowe Price Small Cap Value
   Division
   Accumulation Unit Value/(b)/    $    1.577   $    1.275   $     .951   $    1.014           --
   Number of Units Outstanding        333,659      227,706      229,909       11,128           --

Aggressive Growth Stock Division
   Accumulation Unit Value         $    5.207   $    4.593   $    3.711   $    4.742   $    5.963
   Number of Units Outstanding        216,240      240,138      255,815      304,541      388,193

International Growth Division
   Accumulation Unit Value/(b)/    $    1.308   $    1.084   $    0.786   $     .903           --
   Number of Units Outstanding         66,474       33,516       12,589       11,010           --

Franklin Templeton International
   Equity Division
   Accumulation Unit Value         $    2.703   $    2.282   $    1.637   $    1.997   $    2.339
   Number of Units Outstanding        298,420      316,014      326,231      340,359      375,718

AllianceBernstein Mid Cap Value
   Division
   Accumulation Unit Value/(a)/    $    1.561   $    1.325           --           --           --
   Number of Units Outstanding         11,681        6,675           --           --           --

Index 400 Stock Division
   Accumulation Unit Value/(c)/    $    1.689   $    1.464   $    1.092   $    1.288   $    1.306
   Number of Units Outstanding        195,467      228,041      242,802      334,892      288,383

Janus Capital Appreciation
   Division
   Accumulation Unit Value/(a)/    $    1.417   $    1.193           --           --           --
   Number of Units Outstanding         69,675        5,749           --           --           --

Growth Stock Division
   Accumulation Unit Value         $    2.509   $    2.369   $    2.007   $    2.554   $    3.000
   Number of Units Outstanding        174,657      304,230      312,827      311,084      334,831

Large Cap Core Stock Division
   Accumulation Unit Value         $    2.071   $    1.929   $    1.567   $    2.198   $    2.402
   Number of Units Outstanding        107,464      111,637      125,226      181,811      180,854

Capital Guardian Domestic Equity
   Division
   Accumulation Unit Value/(b)/    $    1.179   $    1.017   $     .762   $     .975           --
   Number of Units Outstanding        244,866       96,670      107,036       11,255           --

T. Rowe Price Equity Income
   Division
   Accumulation Unit Value/(a)/    $    1.406   $    1.230           --           --           --
   Number of Units Outstanding         17,766        4,653           --           --           --

Index 500 Stock Division
   Accumulation Unit Value         $    4.328   $    3.939   $    3.090   $    3.995   $    4.568
   Number of Units Outstanding      3,365,264    3,555,372    3,965,286    4,934,298    5,706,738

Asset Allocation Division
   Accumulation Unit Value/(b)/    $    1.137   $    1.041   $     .869   $     .976           --
   Number of Units Outstanding         63,845       45,581       41,043       11,085           --

Balanced Division
   Accumulation Unit Value         $    8.920   $    8.330   $    7.113   $    7.750   $    8.063
   Number of Units Outstanding      1,159,730    1,309,692    1,321,703    1,565,742    2,213,090

High Yield Bond Division
   Accumulation Unit Value         $    2.132   $    1.905   $    1.487   $    1.543   $    1.480
   Number of Units Outstanding         44,448       83,423       68,612       73,766       80,510

Select Bond Division
   Accumulation Unit Value         $   11.004   $   10.584   $   10.109   $    9.086   $    8.295
   Number of Units Outstanding        389,008      455,745      603,334      514,551      495,713

Money Market Division
   Accumulation Unit Value         $    3.066   $    3.045   $    3.031   $    3.004   $    2.913
   Number of Units Outstanding        241,012      388,750      459,870      765,876      732,845

                                                             December 31
                                   ---------------------------------------------------------------
                                      1999         1998         1997         1996          1995
                                   ----------   ----------   ----------   ----------   -----------
Small Cap Growth Stock Division
   Accumulation Unit Value/(c)/    $    1.852           --           --           --            --
   Number of Units Outstanding         95,329           --           --           --            --

T. Rowe Price Small Cap Value
   Division
   Accumulation Unit Value/(b)/            --           --           --           --            --
   Number of Units Outstanding             --           --           --           --            --

Aggressive Growth Stock Division
   Accumulation Unit Value         $    5.658   $    3.965   $    3.714   $    3.286   $     2.813
   Number of Units Outstanding        370,788      479,410      640,838      890,850       861,229

International Growth Division
   Accumulation Unit Value/(b)/            --           --           --           --            --
   Number of Units Outstanding             --           --           --           --            --

Franklin Templeton International
   Equity Division
   Accumulation Unit Value         $    2.376   $    1.947   $    1.872   $    1.680   $     1.398
   Number of Units Outstanding        630,123      647,767    1,297,660    1,332,812     1,166,796

AllianceBernstein Mid Cap Value
   Division
   Accumulation Unit Value/(a)/            --           --           --           --            --
   Number of Units Outstanding             --           --           --           --            --

Index 400 Stock Division
   Accumulation Unit Value/(c)/    $    1.123           --           --           --            --
   Number of Units Outstanding        167,651           --           --           --            --

Janus Capital Appreciation
   Division
   Accumulation Unit Value/(a)/            --           --           --           --            --
   Number of Units Outstanding             --           --           --           --            --

Growth Stock Division
   Accumulation Unit Value         $    3.100   $    2.549   $    2.027   $    1.573   $     1.311
   Number of Units Outstanding        372,659      247,491      327,731      118,168         1,782

Large Cap Core Stock Division
   Accumulation Unit Value         $    2.601   $    2.438   $    1.995   $    1.546   $     1.298
   Number of Units Outstanding        254,027      310,014      348,188       69,566         9,498

Capital Guardian Domestic Equity
   Division
   Accumulation Unit Value/(b)/            --           --           --           --            --
   Number of Units Outstanding             --           --           --           --            --

T. Rowe Price Equity Income
   Division
   Accumulation Unit Value/(a)/            --           --           --           --            --
   Number of Units Outstanding             --           --           --           --            --

Index 500 Stock Division
   Accumulation Unit Value         $    5.043   $    4.202   $    3.289   $    2.488   $     2.042
   Number of Units Outstanding      6,687,760    7,343,357    8,175,537    9,600,286    10,111,615

Asset Allocation Division
   Accumulation Unit Value/(b)/            --           --           --           --            --
   Number of Units Outstanding             --           --           --           --            --

Balanced Division
   Accumulation Unit Value         $    8.137   $    7.372   $    6.248   $    5.180   $     4.601
   Number of Units Outstanding      2,738,126    3,013,626    3,845,538    4,743,812     5,651,599

High Yield Bond Division
   Accumulation Unit Value         $    1.563   $    1.582   $    1.624   $    1.412   $     1.188
   Number of Units Outstanding         77,269      183,181      600,752      428,588            --

Select Bond Division
   Accumulation Unit Value         $    7.583   $    7.719   $    7.263   $    6.685   $     6.520
   Number of Units Outstanding        715,024      899,839    1,012,083    1,215,131     1,172,420

Money Market Division
   Accumulation Unit Value         $    2.761   $    2.646   $    2.529   $    2.416   $     2.312
   Number of Units Outstanding        898,198    1,723,332      893,452    1,103,625     1,264,988

/(a)/ The initial investment was made on May 1, 2003.
/(b)/ The initial investment was made on July 31, 2001.
/(c)/ The initial investment was made on April 30, 1999.

ACCUMULATION UNIT VALUES
Contracts Issued Prior to December 17, 1981 (Continued)


Fidelity VIP Mid Cap Portfolio

                                     December 31
                                  -----------------
                                    2004      2003
                                  -------   -------
Fidelity VIP Mid Cap Division
   Accumulation Unit Value/(a)/   $ 1.732   $ 1.400
   Number of Units Outstanding     48,600    25,869

/(a)/ The initial investment was made on May 1, 2003.

Russell Investment Funds

                                                          December 31

                                  ------------------------------------------------------------
                                    2004       2003       2002       2001      2000      1999
                                  --------   --------   --------   -------   -------   -------
Multi-Style Equity Division
   Accumulation Unit Value/(c)/   $  0.844   $   .774   $   .605   $  .794   $  .932   $ 1.071
   Number of Units Outstanding      19,899      7,298      6,377    26,629    60,062     7,554

Aggressive Equity Division
   Accumulation Unit Value/(c)/   $  1.394   $  1.224   $   .847   $ 1.054   $ 1.088   $ 1.104
   Number of Units Outstanding     117,602    108,560    112,581    63,919    58,734     7,374

Non-U.S. Division
   Accumulation Unit Value/(c)/   $  1.117   $   .951   $   .690   $  .820   $ 1.059   $ 1.247
   Number of Units Outstanding      47,879     36,043     32,998    51,723    51,562    12,237

Core Bond Division
   Accumulation Unit Value/(c)/   $  1.357   $  1.307   $  1.240   $ 1.148   $ 1.077   $  .986
   Number of Units Outstanding      21,821      9,822     10,914    16,601    22,616     2,618

Real Estate Securities Division
   Accumulation Unit Value/(c)/   $  2.343   $  1.750   $  1.285   $ 1.247   $ 1.165   $  .923
   Number of Units Outstanding     267,730     47,853     56,396    22,565    25,461     4,656


/(c)/ The initial investment was made on April 30, 1999.

--------------------------------------------------------------------------------
THE COMPANY


The Northwestern Mutual Life Insurance Company was organized by a special act of the Wisconsin Legislature in 1857. It is licensed to conduct a conventional life insurance business in the District of Columbia and in all states of the United States. The total assets of Northwestern Mutual exceed $123.9 billion at December 31, 2004. Northwestern Mutual sells life and disability income insurance policies and annuity contracts through its own field force of approximately 6,800 full time producing agents at December 31, 2004. The Home Office of Northwestern Mutual is located at 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202.



"We" and "our" in this prospectus means Northwestern Mutual.


--------------------------------------------------------------------------------

NML VARIABLE ANNUITY ACCOUNT A

We established the Account on February 14, 1968 by action of our Board of Trustees in accordance with the provisions of the Wisconsin insurance law.

The Account has twenty-four Divisions. The money you invest to provide variable benefits under your Contract is placed in one or more of the Divisions as you direct.

Under Wisconsin law, the investment operations of the Account are kept separate from our other operations. The values for your Contract will not be affected by income, gains or losses for the rest of our business. The income, gains or losses, realized or unrealized, for the assets we place in the Account for your Contract will determine the value of your Contract benefits and will not affect the rest of our business. The assets in the Account are reserved for you and other Contract owners, although the assets belong to us and we do not hold the assets as a trustee. We and our creditors cannot reach those assets to satisfy other obligations until our obligations under your Contract have been satisfied. But all of our assets (except those we hold in some other separate accounts) are available to satisfy our obligations under your Contract.

The Account is not registered as an investment company under the Investment Company Act of 1940.

THE FUNDS

Each of Northwestern Mutual Series Fund, Inc, Variable Insurance Products Fund III, and the Russell Investment Funds is a mutual fund of the series type registered under the Investment Company Act of 1940 as an open-end management investment company. The Account buys shares of the series of the Funds identified below at their respective net asset values without sales charge. You may choose to allocate your purchase payments among twenty-four Divisions and transfer values from one Division to another which correspond with the series of the three Funds. Amounts you allocate among the Divisions may grow in value, decline in value or grow less than you expect, depending on the investment performance of the underlying series in which the Account invests.

The investment objectives and types of investments for each series of each Fund are set forth below. There can be no assurance that the series will realize their objectives. For more information about the investment objectives and policies, the attendant risk factors and expenses for each of the series of the three Funds described below, see the attached prospectuses.

Northwestern Mutual Series Fund, Inc.

All of the Series Fund's Portfolios are diversified, except for the Index 400 and Index 500 Stock Portfolios.

The investment adviser for the Fund is Mason Street Advisors, LLC ("MSA"), our wholly-owned company. The investment advisory agreements for the respective Portfolios provide that MSA will provide services and bear certain expenses of the Fund. MSA employs a staff of investment professionals to manage the assets of the Fund and the other advisory clients of MSA. We provide related facilities and personnel, which are utilized by MSA in performing its investment advisory functions.

MSA has retained Templeton Investment Counsel, LLC, Capital Guardian Trust Company, T. Rowe Price Associates, Inc., Alliance Capital Management L.P. and Janus Capital Management LLC under investment sub-advisory agreements to provide investment advice to the Portfolios bearing their names or derivatives thereof.

Small Cap Growth Stock Portfolio The investment objective of the Small Cap Growth Stock Portfolio is long-term growth of capital. Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in companies with market capitalizations that do not exceed the maximum market capitalization of any security in the Standard & Poor's SmallCap 600 Index ("S&P SmallCap 600(R) Index"). Securities are selected for their above-average growth potential giving consideration to factors such as, for example, company management, growth rate of revenues and earnings, opportunities for margin expansion and strong financial characteristics.

T. Rowe Price Small Cap Value Portfolio The investment objective of the T. Rowe Price Small Cap Value Portfolio is long-term growth of capital. Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in companies with market capitalizations that do not exceed the maximum market capitalization of any security in the S&P SmallCap 600(R) Index . Equity securities of small companies are selected based on management's belief that they are undervalued with good prospects for capital appreciation based on such measures as, for example, company book or asset values, earnings, cash flow and business franchises.

Aggressive Growth Stock Portfolio The investment objective of the Aggressive Growth Stock Portfolio is long-term growth of capital. Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) primarily in stocks, and primarily in stocks of small and mid-sized companies selected for their above-average growth potential giving consideration to factors such as, for example, company management, growth rate of revenues and earnings, opportunities for margin expansion and strong financial characteristics.

International Growth Portfolio The investment objective of the International Growth Portfolio is long-term growth of capital. Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in the securities of issuers from countries outside the U.S. selected for their attractive growth potential based on management's assessment of a combination of solid fundamentals, attractive valuation and positive technical evaluation.

Franklin Templeton International Equity Portfolio The investment objective of the Franklin Templeton International Equity Portfolio is long-term growth of capital. Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in equity securities, with at least 65% of its net assets in securities of issuers from a minimum of three countries outside the U.S. that management believes are undervalued based on such measures as, for example, company book or asset values, earnings, cash flows and business franchises.

AllianceBernstein Mid Cap Value Portfolio The investment objective of the AllianceBernstein Mid Cap Value Portfolio is long-term growth of capital; current income is a secondary objective. Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in the equity securities of companies with market capitalizations between $1 and $10 billion that are determined to be undervalued.

Index 400 Stock Portfolio The investment objective of the Index 400 Stock Portfolio is investment results that approximate the performance of the Standard & Poor's MidCap 400 Index ("S&P MidCap 400(R) Index"). Normally, the Portfolio invests in stocks included in the S&P MidCap 400(R) Index in proportion to their Index weightings to capture market performance of medium-sized companies using a computer program to determine which stocks should be purchased or sold.

Janus Capital Appreciation Portfolio The investment objective of the Janus Capital Appreciation Portfolio is long-term growth of capital. Normally, the Portfolio invests in equity securities of companies of any market capitalization selected for their growth potential using a "bottom up" approach that involves considering companies one at a time. The Portfolio also may invest in special situations, meaning investments in securities of issuers that management believes will appreciate in value due to developments specific to the issuers.

Growth Stock Portfolio The investment objective of the Growth Stock Portfolio is long-term growth of capital. Normally, the Portfolio invests primarily in the equity securities of well-established, medium and large capitalization companies that are selected for their above-average earnings growth potential, with an emphasis on high quality companies that have strong financial characteristics. Companies are identified using a "top down" approach that involves considering the economic outlook, identifying growth-oriented industries based on that outlook, and evaluating individual companies considering factors such as management, product outlook, global exposure, industry leadership position and financial characteristics.

Large Cap Core Stock Portfolio The investment objective of the Large Cap Core Stock Portfolio is long-term growth of capital and income. Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in equity securities of large capitalization companies that may include both "growth" and "value" stocks, and may represent high quality companies across all market sectors. The Portfolio seeks a dividend yield of at least 75% of the dividend yield of the Standard & Poor's 500 Composite Stock Price Index ("S&P 500(R) Index"). Because of the importance of current income and growth of income, dividend paying stocks are favored, but the Portfolio also may invest in non-dividend paying stocks.

Capital Guardian Domestic Equity Portfolio The investment objective of the Capital Guardian Domestic Equity Portfolio is long-term growth of capital and income. Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in the equity securities of U.S. issuers and securities whose principal markets are in the U.S., including American Depository Receipts (ADRs) and other U.S. registered securities. The Portfolio focuses on companies with records of growing earnings selling at attractive prices relative to their market and peers. In selecting investments, the Portfolio stresses companies with below market price/earnings and price/book ratios and above market dividend yields. Generally, the companies in which the Portfolio invests will have a market value of $1 billion dollars or more.

T. Rowe Price Equity Income Portfolio The investment objective of the T. Rowe Price Equity Income Portfolio is long-term growth of capital and income. Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in common stocks, with 65% in the stocks of well-established companies paying above-average dividends. Typically a value approach in selecting investments is employed, meaning that companies are selected based on management's belief that they are undervalued based on such measures as, for example, company book or asset values, earnings, cash flows and business franchises.

Index 500 Stock Portfolio The investment objective of the Index 500 Stock Portfolio is investment results that approximate the performance of the S&P 500(R) Index. Normally, the Portfolio invests in stocks included in the S&P 500(R) Index in proportion to their Index weightings to capture broad market performance using a computer program to determine which stocks should be purchased or sold.

Asset Allocation Portfolio The investment objective of the Asset Allocation Portfolio is to realize as high a level of total return as is consistent with reasonable investment risk. Normally, the Portfolio invests not more than 75% of net assets in either equity securities or debt securities with maturities greater than one year, and as much as 100% of net assets in cash or high quality short term debt securities. The Portfolio is actively managed to capitalize on changing financial markets and economic conditions, following a flexible policy for allocating assets according to a benchmark of 45-75% equities; 20-50% debt; and 0-20% cash or cash equivalents. Up to 50% of net assets may be invested in foreign stocks and up to 20% of net assets may be invested in non-investment grade obligations.

Balanced Portfolio The investment objective of the Balanced Portfolio is to realize as high a level of total return as is consistent with prudent investment risk. Normally, the Portfolio invests in the stock, bond and money market sectors as described for the Index 500 Stock, Select Bond and Money Market Portfolios. Management attempts to capitalize on the variation in return potential produced by the interaction of changing financial markets and economic conditions, while maintaining a balance over time between investment opportunities and their associated potential risks by following a flexible policy of allocating assets across the three market sectors. Management also may adjust the percentage of assets in each market sector in response to changing market and economic conditions.

High Yield Bond Portfolio The investment objective of the High Yield Bond Portfolio is to achieve high current income and capital appreciation. Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in non-investment grade debt securities. The Portfolio invests in both domestic and foreign debt securities that are rated below investment grade by at least one major rating agency or, if unrated, determined by management to be of comparable quality. Securities are selected primarily based upon rigorous industry and credit analysis performed by management to identify companies that are believed to be attractively priced, or which have stable or improving fundamental financial characteristics, relative to the overall high yield market. High yield debt securities are often called "junk bonds."



Select Bond Portfolio The investment objective of the Select Bond Portfolio is to realize as high a level of total return as is consistent with prudent investment risk; a secondary objective is to seek preservation of shareholders' capital. Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in a diversified portfolio of investment grade debt securities with maturities exceeding one year. The Portfolio invests in both domestic and foreign debt securities that are rated investment grade by at least one major rating agency or, if unrated, determined by management to be of comparable quality. Up to 20% of net assets may be invested in below investment grade securities. The Portfolio is actively managed to take advantage of changes in interest rates, credit quality and maturity based on management's outlook for the economy, the financial markets and other factors. This will increase portfolio turnover and may increase transaction costs and the realization of tax gains and losses.



Money Market Portfolio The investment objective of the Money Market Portfolio is maximum current income consistent with liquidity and stability of capital. Normally, the Portfolio invests in high quality, short term money market instruments that present minimal credit risks as determined by management. Management will seek to maximize returns by trading to take advantage of changing money market conditions and trends and what they believe are disparities in yield relationships between different money market instruments.



Fidelity Variable Insurance Products Fund III



VIP Mid Cap Portfolio The Fidelity(R) VIP Mid Cap Portfolio is a series of Variable Insurance Products Fund III. The Account buys Service Class 2 shares of the Fidelity VIP Mid Cap Portfolio.


The investment adviser for the Fidelity(R) VIP Mid Cap Portfolio is Fidelity Management & Research Company.


The investment objective of the Fidelity(R) VIP Mid Cap Portfolio is to seek long-term growth of capital. Normally, the Portfolio invests at least 80% of its assets in securities of companies with medium market capitalization. These are companies with market capitalizations similar to companies in the Russell Midcap(R) Index or the Standard & Poor's MidCap 400(R) Index. The Portfolio normally invests primarily in common stocks.


Russell Investment Funds





The assets of each of the portfolios comprising the Russell Investment Funds are invested by one or more investment management organizations researched and recommended by Frank Russell Company ("Russell"), and an affiliate of Russell, Frank Russell Investment Management Company ("FRIMCo"). FRIMCo also advises, operates and administers the Russell Investment Funds. Russell is our majority-owned subsidiary.






Multi-Style Equity Fund The investment objective of the Multi-Style Equity Fund is to provide long term capital growth. The Multi-Style Equity Fund invests primarily in common stocks of medium and large capitalization companies, most of which are US based. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund generally defines large and medium capitalization stocks as stocks of the largest 1,000 companies in the US.



Aggressive Equity Fund The investment objective of the Aggressive Equity Fund is to provide long term capital growth. The Aggressive Equity Fund invests primarily in common stocks of small and medium capitalization companies, most of which are US based. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund generally defines medium and small capitalization stocks as stocks of all but the largest 500 companies in the US. The Fund's investments may include companies that have been publicly traded for less than five years and smaller companies such as companies not listed in the Russell 2000(R) Index.



Non-U.S. Fund The investment objective of the Non-U.S. Fund is to provide long term capital growth. The Non-U.S. Fund invests primarily in equity securities issued by companies domiciled outside the US and in depositary receipts, which represent ownership of securities of non-US companies. The Fund's investments span most of the developed nations of the world (particularly Europe and the Far
East) to maintain a high degree of diversification among countries and currencies, and the Fund may invest up to approximately 5% of its net assets in emerging markets. This Fund may be appropriate for investors who want to reduce their investment portfolio's overall volatility by combining an investment in this Fund with investments in US equity funds.



Core Bond Fund The investment objective of the Core Bond Fund is to provide current income and the preservation of capital. The Core Bond Fund invests primarily in fixed-income securities. In particular, the Fund holds fixed income securities issued or guaranteed by the US government and, to a lesser extent by non-US governments, or by their respective agencies and instrumentalities. It also holds mortgage-backed securities, including collateralized mortgage obligations. The Fund also invests in corporate debt securities and dollar-denominated obligations issued in the US by non-US banks and corporations (Yankee Bonds). The Fund may invest up to 25% of its assets in debt securities that are rated below investment grade. These securities are commonly referred to as "junk bonds." The Fund may invest in derivatives as a substitute for holding physical securities or to implement its investment strategies.



Real Estate Securities Fund The investment objective of the Real Estate Securities Fund is to provide current income and long term capital growth. The Real Estate Securities Fund seeks to achieve its objective by concentrating its investments in equity securities of real estate companies, primarily companies known as real estate investment trusts (REITs) and other real estate operating companies whose value is derived from ownership, development and management of underlying real estate properties. The Fund may also invest in equity securities of other types of real estate-related companies. The Fund invests in companies which are predominantly US based.





--------------------------------------------------------------------------------

THE CONTRACTS

Purchase Payments Under The Contracts

Amount and Frequency A purchase payment is the money you give us to pay for your Contract. You may make purchase payments monthly, quarterly, semiannually, annually or on any other frequency acceptable to us.

For Back Load Contracts the minimum amount for each purchase payment is $25. We will accept larger purchase payments than due, or payments at other times, but total purchase payments under any Contract may not exceed $5,000,000 without our consent. For Front Load Contracts the minimum initial purchase payment is $10,000. The minimum amount for each subsequent purchase payment is $25 for all Contracts.


Purchase payments may not exceed the applicable federal income tax limits. See "Federal Income Taxes."


Application of Purchase Payments We credit net purchase payments, after deduction of any sales load, to the Account and allocate them to one or more Divisions as you direct. We then invest those assets in shares of the Portfolio or Fund which corresponds to that Division.


We apply purchase payments to provide "Accumulation Units" in one or more Divisions. Accumulation Units represent your interest in the Account. There are Class A Accumulation Units and Class B Accumulation Units for the Back Load Contracts. We credit Class B Accumulation Units to your Back Load Contract each time you make a purchase payment. We convert Class B Accumulation Units to Class A Accumulation Units on a basis that reflects the cumulative amount of purchase payments and the length of time that the funds have been held under a Back Load Contract. See "Mortality Rate and Expense Risk Charges."



The number of Accumulation Units you receive for your initial net purchase payment is determined by dividing the amount of the purchase payment to be allocated to a Division by the value of an Accumulation Unit in that Division, based upon the next valuation of the assets of the Division we make after we receive your purchase payment at our Home Office, provided your application is in good order. Your application will be considered to be in "good order" if it is complete and accurate and all applicable requirements are satisfied. If your application is not in good order, we may take up to five business days to resolve the problem. If we are unable to resolve the problem within that time, we will notify you in writing of the reasons for the delay and hold your purchase payment until the problem is resolved unless you request that we return it. If your application is not in good order, the number of Accumulation Units you receive for your net purchase payment is determined by dividing the amount of the initial purchase payment to be allocated to a Division by the value of an Accumulation Unit in that Division, based upon the next valuation of the assets of that Division we make after the problem is resolved and your application is put in good order. The number of Accumulation Units you receive for each net purchase payment after the initial purchase payment is determined by dividing the amount of the purchase payment to be allocated to a Division by the value of an Accumulation Unit in that Division, based upon the next valuation of the assets of that Division we make after we receive your purchase payment at our Home Office in good order.


We will also accept your purchase payment if you send it to a lockbox facility we have designated. We value assets as of the close of trading on the New York Stock Exchange for each day the Exchange is open, and at any other time required by the Investment Company Act of 1940.

The number of your Accumulation Units will be increased by additional purchase payments or transfers into the Account and decreased by withdrawals or transfers out of the Account. The investment experience of the Account does not change the number (as distinguished from the value) of your Accumulation Units.


The value of an Accumulation Unit in each Division varies with the investment experience of the Division (which in turn is determined by the investment experience of the corresponding Portfolio or Fund). We determine the value by multiplying the value on the immediately preceding valuation date by the net investment factor for the Division. The net investment factor takes into account the investment experience of the Portfolio or Fund, the deduction for mortality and expense risks we have assumed and a deduction for any applicable taxes or for any expenses resulting from a substitution of securities. (See "Net Investment Factor.") Since you bear the investment risk, there is no guarantee as to the aggregate value of your Accumulation Units. That value may be less than, equal to, or more than the cumulative net purchase payments you have made. You may direct all or part of a purchase payment to the Guaranteed Interest Fund. Amounts you direct to the Guaranteed Interest Fund will be invested on a fixed basis. See "The Guaranteed Interest Fund."


Net Investment Factor

For each Division the net investment factor for any period ending on a valuation date is 1.000000 plus the net investment rate for the Division for that period. Under the Contract the net investment rate is related to the assets of the Division. However, since all amounts are simultaneously invested in shares of the corresponding Portfolio or Fund when allocated to the Division, calculation of the net investment rate for each of the Divisions may also be based upon the change in value of a single share of the corresponding Portfolio or Fund.


Thus, for example, in the case of the Balanced Division the net investment rate is equal to (a) the change in the net asset value of a Balanced Portfolio share for the period from the immediately preceding valuation date up to and including the current valuation date, plus the per share amount of any dividends and other distributions made by the Balanced Portfolio during the valuation period, less a deduction for any applicable taxes or for any expenses resulting from a substitution of securities, (b) divided by the net asset value of a Balanced Portfolio share on the valuation date immediately preceding the current valuation date, (c) less an adjustment to provide for the deduction for mortality rate and expense risks that we have assumed. (See "Deductions.")


The Portfolios and Funds will distribute investment income and realized capital gains to the Account Divisions. We will reinvest those distributions in additional shares of the same Portfolio or Fund. Unrealized capital gains and realized and unrealized capital losses will be reflected by changes in the value of the shares held by the Account.

Benefits Provided Under The Contracts

The benefits provided under the Contracts consist of a withdrawal amount, a death benefit and a maturity benefit. Subject to the restrictions noted below, we will pay all of these benefits in a lump sum or under the payment plans described below.


Withdrawal Amount On or prior to the maturity date you are entitled to withdraw the Accumulation Units credited to your Contract and receive the value thereof less the applicable withdrawal charge. (See "Withdrawal Charge.") The value, which may be either greater or less than the amount you paid, is based on the Accumulation Unit value next determined after we receive your written request for withdrawal on a form we provide. The forms are available from our Home Office and our agents. You may withdraw a portion of the Accumulation Units on the same basis, except that we will not grant a partial withdrawal which would result in a Contract value of less $2,000 remaining; we will treat a request for such a partial withdrawal as a request to surrender the entire Contract. Amounts distributed to you upon withdrawal of all or a portion of Accumulation Units may be subject to federal income tax and may be prohibited, depending upon the terms of your plan. (See "Federal Income Taxes.") A 10% penalty tax may be imposed on the taxable portion of premature payments of benefits (prior to age 59-1/2 or disability) unless payments are made after the employee separates from service and payments are paid in substantially equal installments over the life or life expectancy of the employee, are paid on account of early retirement after age 55, or are paid for certain large medical expenses.



If annuity payments are being made under Payment Plan 1 the payee may surrender the Contract and receive the value of the Annuity Units credited to his Contract, less the applicable withdrawal charge. (See "Withdrawal Charge.") Upon death during the certain period of the payee under Plan 2 or both payees under Plan 3, the beneficiary may surrender the Contract and receive the withdrawal value of the unpaid payments for the certain period. The withdrawal value is based on the Annuity Unit value on the withdrawal date, with the unpaid payments discounted at the Assumed Investment Rate. (See "Description of Payment Plans.")


Death Benefit


1. Amount of the Death Benefit. If the Annuitant dies before the maturity date, the death benefit will not be less than the Contract value next determined after we receive proof of death at our Home Office. If the Primary Annuitant dies before his or her 75th birthday, the death benefit, where permitted by state law, will not be less than the amount of purchase payments we received, less an adjustment for every withdrawal. For each withdrawal we reduce the minimum death benefit by the percentage of the Contract value withdrawn. There is no death benefit after annuity payments begin. See "Maturity Benefit" and "Variable Payment Plans."



An enhanced death benefit is available at extra cost. Prior to the first Contract anniversary the enhanced death benefit is equal to the total purchase payments received less an adjustment for every withdrawal as described above. On any Contract anniversary prior to the Primary Annuitant's 80th birthday, the enhanced death benefit is the Contract value on that date, but not less than what the enhanced death benefit was on the last preceding valuation date. On any other valuation date before the Primary Annuitant's 80th birthday, the enhanced death benefit will be the amount determined on the most recent Contract anniversary, plus purchase payments we receive since that Contract anniversary less an adjustment for every withdrawal made since that Contract anniversary. For each withdrawal we reduce the enhanced death benefit by the percentage of the Contract value withdrawn. On any valuation date on or after the Primary Annuitant's 80th birthday the enhanced death benefit will be the enhanced death benefit on the Contract anniversary immediately prior to the Primary Annuitant's 80th birthday increased by purchase payments we received since that Contract anniversary and decreased by an adjustment for every withdrawal made since that Contract anniversary. We deduct the extra cost for the enhanced death benefit from the Contract value on each Contract anniversary while the enhanced death benefit is in effect. See "Enhanced Death Benefit Charge." The enhanced death benefit is available for issue ages up to 65 and must be elected when the Contract is issued. The enhanced death benefit will remain in effect until the maturity date or the death of the Primary Annuitant or you ask us to remove it from your Contract. You cannot add it to your Contract again after it has been removed.


2.   Distribution of the Death Benefit.


When the employee dies, the contingent Annuitant automatically becomes the new Annuitant and the Contract continues in force, beginning with a value equal to the death benefit. If this results in an addition to the Contract Value, we will place the additional amount in the Money Market Division and you may transfer it to the Divisions you choose. See "Transfers Between Divisions and Payment Plans." The Owner, if living, or otherwise the beneficiary may elect to receive the death benefit in a lump sum or under a payment plan. See "Variable Payment Plans", below. If no contingent Annuitant has been named, the death benefit becomes payable to the Owner. The beneficiary must take distributions from the Contract pursuant to the applicable minimum required distributions discussed on page 31.



Maturity Benefit Purchase payments under the Contract are payable until the maturity date specified in the Contract. You may select any date up to age 90 as the maturity date, subject to applicable tax and state law requirements, including the minimum distribution requirements (See "Minimum Distribution Requirements"). On the maturity date, if you have not elected any other permissible payment plan, we will change the maturity date to the Contract anniversary nearest the Annuitant's 90th birthday. On that date, if you have not elected any other permissible payment plan, we will pay the value of the Contract in monthly payments for life under a variable payment plan with payments certain for ten years.


Variable Payment Plans


We will pay part or all of the benefits under a Contract under a variable payment plan you select. Under a variable plan, you bear the entire investment risk, since we make no guarantees of investment return. Accordingly, there is no guarantee of the amount of the variable payments, and you must expect the amount of such payments to change from month to month. For a discussion of tax considerations and limitations regarding the election of payment plans, see "Federal Income Taxes."


Description of Payment Plans The following payment plans are available:

1. Payments for a Certain Period. An annuity payable monthly for a specified period of 10 to 30 years during the first five Contract years and over a specified period of 5 to 30 years beginning with the sixth Contract year.

2. Life Annuity with or without Certain Period. An annuity payable monthly until the payee's death, or until the expiration of a selected certain period, whichever is later. After the payee's death during the certain period, if any, we will make payments as they are due to the designated contingent beneficiary. You may select a certain period of either 10 or 20 years, or you may choose a plan with no certain period.

3. Joint and Survivor Life Annuity with Certain Period. An annuity payable monthly for a certain period of 10 years and thereafter to two persons for their joint lives. On the death of either payee, payments continue for the remainder of the 10 years certain or the remaining lifetime of the survivor, whichever is longer. We may limit the election of a payment plan to one that results in an initial payment of at least $50. A payment plan will continue even if payments fall to less than $50 after the payment plan begins.

From time to time we may establish payment plan rates with greater actuarial value than those stated in the Contract and make them available at the time of settlement. We may also make available other payment plans, with provisions and rates we publish for those plans.


Amount of Annuity Payments We will determine the amount of the first annuity payment on the basis of the particular payment plan you select, the annuity payment rate and, for plans involving life contingencies, the Annuitant's adjusted age. We will calculate the amount of the first annuity payment on a basis that takes into account the length of time over which we expect annuity payments to continue. The first payment will be lower for an Annuitant who is younger when payments begin, and higher for an Annuitant who is older, if the payment plan involves life contingencies. The first payment will be lower if the payment plan includes a longer certain period. Variable annuity payments after the first will vary from month to month to reflect the fluctuating value of the Annuity Units credited to your Contract. Annuity Units represent the interest of the Contract in each Division of the Account after annuity payments begin. Class A Accumulation Units become Class A Annuity Units and Class B Accumulation Units become Class B Annuity Units on the maturity date.


Assumed Investment Rate The variable annuity rate tables for the Contracts are based upon an Assumed Investment Rate of 3 1/2%. Variable annuity rate tables based upon an Assumed Investment Rate of 5% are also available where permitted by state law.

The Assumed Investment Rate affects both the amount of the first variable payment and the amount by which subsequent payments increase or decrease. The Assumed Investment Rate does not affect the actuarial value of the future payments as of the date when payments begin, though it does affect the actual amount which may be received by an individual Annuitant.

Over a period of time, if each Division achieved a net investment result exactly equal to the Assumed Investment Rate applicable to a particular payment plan, the amount of annuity payments would be level. However, if the Division achieved a net investment result greater than the Assumed Investment Rate, the amount of annuity payments would increase. Similarly, if the Division achieved a net investment result smaller than the Assumed Investment Rate, the amount of annuity payments would decrease.

A higher Assumed Investment Rate will result in a larger initial payment but more slowly rising and more rapidly falling subsequent payments than a lower Assumed Investment Rate.

Additional Information


Transfers Between Divisions and Payment Plans Subject to the short term and excessive trading limitations described below and any frequent trading policies adopted by the Funds that are described in their prospectuses, you may change the allocation of purchase payments among the Divisions and transfer values from one Division to another both before and after annuity payments begin. In order to take full advantage of these features you should carefully consider, on a continuing basis, which Division or apportionment is best suited to your long-term investment needs.


You may at any time change the allocation of purchase payments among the Divisions by written notice to us. Purchase payments we receive at our Home Office on and after the date on which we receive the notice will be applied to provide Accumulation Units in one or more Divisions on the basis of the new allocation.


Before the effective date of a payment plan you may, upon written request, transfer Accumulation Units from one Division to another. After the effective date of a payment plan the payee may transfer Annuity Units from one Division to another. We will adjust the number of Accumulation or Annuity Units to be credited to reflect the respective value of the Accumulation and Annuity Units in each of the Divisions. For Accumulation Units the minimum amount which may be transferred is the lesser of $100 or the entire value of the Accumulation Units in the Division from which the transfer is being made. We currently make no charge for transfers.






You may transfer amounts which you have invested on a fixed basis to any Division of the Account, and the value of Accumulation Units in any Division of the Account to the Guaranteed Interest Fund for investment on a fixed basis, subject to the restrictions described in the Contract. See "The Guaranteed Interest Fund."


After the effective date of a payment plan which does not involve a life contingency (i.e., Plan 1) a payee may transfer to either form of life annuity at no charge. We will apply the value of the remaining payments to the new plan selected. We will determine the amount of the first annuity payment under the new plan on the basis of the particular plan selected, the annuity payment rate and the Annuitant's adjusted age and sex. Subsequent payments will vary to reflect changes in the value of the Annuity Units credited. We permit other transfers between payment plans subject to such limitations we may reasonably determine. Generally, however, we do not permit transfer from a payment plan involving a life contingency to a payment plan which does not involve the same life contingency.


You may make transfers from the Money Market Division at any time while a payment plan is in force. The Contracts provide that transfers between the other Divisions and transfers between payment plans may be made after the payment plan has been in force for at least 90 days and thereafter whenever at least 90 days have elapsed since the date of the last transfer. We will make the transfer based upon the next valuation of Accumulation Units in the affected divisions that we make after we receive your request for transfer at our Home Office, provided it is in good order.



Short Term and Excessive Trading Short term and excessive trading (sometimes referred to as "market timing") may present risks to a Portfolio's or Fund's long-term investors because it can, among other things, disrupt portfolio investment strategies, increase Portfolio and Fund transaction and administrative costs, require higher than normal levels of cash reserves to fund unusually large or unexpected redemptions, and adversely affect investment performance. These risks may be greater for Portfolios and Funds that invest in securities that may be more vulnerable to arbitrage trading including foreign securities and thinly traded securities, such a small cap stocks and non-investment grade bonds. These types of trading activities also may dilute the value of long-term investors' interests in a Portfolio or Fund if it calculates its net asset value using closing prices that are no longer accurate.



To deter short term and excessive trading, we have adopted and implemented policies and procedures which are designed to control abusive trading practices. Among the steps we have taken to reduce the frequency and effect of these practices are monitoring trading activity and imposing trading restrictions including the (i) prohibition of more than twelve transfers among Divisions under a single variable annuity contract during a twelve-month period, (ii) limitations on transfers in and out of the same Division within a fourteen day period, and (iii) limitations on transfers in and out of the same Division within thirty days where the amount invested exceeds one percent (1%) of the total assets of the underlying Portfolio or Fund. These policies and procedures may change from time to time in our sole discretion without notice.



If we believe your trading activity is in violation of, or inconsistent with, our policies and procedures or otherwise is potentially disruptive to the interests of other investors, you may be asked to stop such activities and future purchases or exchanges by you or persons we deem to be affiliated with you, such as family members, may be rejected without notice.



We intend to monitor events and the effectiveness of our policies and procedures in order to identify whether instances of potentially abusive trading practices are occurring and what action, if any, should be taken in response. However, we may not be able to identify all instances of abusive trading practices, nor completely eliminate the possibility of such activities, and there may be legal and technological limitations on our ability to impose restrictions on the trading practices of policy owners.


Gender-Based Annuity Payment Rates Federal law, and the laws of certain states, may require that annuity considerations and annuity payment rates be determined without regard to the sex of the Annuitant. Because we offer the Contracts for use with HR-10 Plans where these rules may have general application, the annuity payment rates in the Contracts do not distinguish between male and female Annuitants. However, Contracts with sex-distinct rates are available on request. Prospective purchasers of the Contracts should review any questions in this area with qualified counsel.

Owners of the Contracts The Owner of the Contract has the sole right to exercise all rights and privileges under the Contract, except as the Contract otherwise provides. The Owner is ordinarily the retirement plan, but may be the employer or the Annuitant or other person. The Annuitant is the person upon whose life the Contract is issued and Contract benefits depend. The Primary Annuitant is the person upon whose life the Contract is initially issued. The Contingent Annuitant is the person who becomes the Annuitant upon the death of the Annuitant. In this prospectus, "you" means the Owner or a prospective purchaser of the Contract.

Deferment of Benefit Payments We reserve the right to defer determination of the withdrawal value of the Contracts, or the payment of benefits under a variable payment plan, until after the end of any period during which the right to redeem shares of either of the mutual funds is suspended, or payment of the redemption value is postponed, and for any period during which the New York Stock Exchange is closed or trading thereon is restricted or an emergency exists, so that valuation of the assets of the Fund or disposal of securities they hold is not reasonably practical; or as such deferment is otherwise permitted by applicable law.

Dividends The Contracts share in our divisible surplus, to the extent we determine annually, except while payments are being made under a variable payment plan. Distributions of divisible surplus are commonly referred to as "dividends". Any contributions to our divisible surplus would result from more favorable expense experience than we have assumed in determining the deductions. We do not expect the Contracts to make a significant contribution to our divisible surplus and we do not expect to pay dividends on the Contracts.


For the Back Load Contracts we reduce expense charges by converting Class B Accumulation Units to Class A Accumulation Units on larger, older Contracts. See "Mortality Rate and Expense Risk Charges." The Contracts issued prior to March 31, 2000, do not include this conversion feature, and we currently pay dividends on some of those Contracts. See "Dividends for Contracts Issued Prior to March 31, 2000."


Substitution and Change Pursuant to authority of our Board of Trustees, (a) we may invest the assets of a Division in securities of another mutual fund or another issuer, instead of the Portfolio or Fund in which you have invested, as a substitute for the shares you already have or as the securities to be purchased in the future, or (b) we may modify the provisions of the Contracts to assure qualification for the benefits provided by the provisions of the Internal Revenue Code relating to retirement annuity or variable annuity contracts, or to comply with any other applicable federal or state laws. In the event of any such substitution or change, we may make appropriate endorsement on Contracts having an interest in the Account and take such other action as may be necessary to effect the substitution or change.


Fixed Annuity Payment Plans We will also pay Contract benefits under fixed annuity payment plans which are not described in this Prospectus. If you select a fixed annuity, we will cancel the Accumulation Units credited to your Contract, we will transfer the withdrawal value of the Contract to our general account, and you will no longer have any interest in the Account. We may make a withdrawal charge in determining the withdrawal value. (See "Withdrawal Amount" and "Withdrawal Charge.")

Financial Statements Financial statements of the Account and the financial statements of Northwestern Mutual appear in the Statement of Additional Information. To receive a copy of the Statement of Additional Information containing such financial statements, call 1-888-455-2232.


--------------------------------------------------------------------------------

THE GUARANTEED INTEREST FUND

You may direct all or part of your purchase payments to the Guaranteed Interest Fund for investment on a fixed basis. You may transfer amounts previously invested in the Account Divisions to the Guaranteed Interest Fund, prior to the maturity date, and you may transfer amounts in the Guaranteed Interest Fund to the Account Divisions. In each case these transfers are subject, to the restrictions described in the Contract. Amounts you invest in the Guaranteed Interest Fund become part of our general assets. In reliance on certain exemptive and exclusionary provisions, we have not registered interests in the Guaranteed Interest Fund under the Securities Act of 1933 and we have not registered the Guaranteed Interest Fund as an investment company under the Investment Company Act of 1940. Accordingly, neither the Guaranteed Interest Fund nor any interests therein are generally subject to these Acts. We have been advised that the staff of the Securities and Exchange Commission has not reviewed the disclosure in this prospectus relating to the Guaranteed Interest Fund. This disclosure, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

Amounts you invest in the Guaranteed Interest Fund earn interest at rates we declare from time to time. We will guarantee the interest rate for each amount for at least one year. The interest rate will not be less than an annual effective rate of 1.0%. Some states may require an interest rate higher than 1.0%. At the expiration of the period for which we guarantee the interest rate, a new interest rate may apply. We credit interest and compound it daily. We determine the effective date for a transaction involving the Guaranteed Interest Fund in the same manner as the effective date for a transaction involving a Division of the Account.

Investments in the Guaranteed Interest Fund are subject to a maximum limit of $100,000 without our prior consent. In states where the annual effective interest rate may not be less than 3% in all years, the maximum limit without our consent is $50,000. To the extent that a purchase payment or transfer from a Division of the Account causes the Contract's interest in the Guaranteed Interest Fund to exceed this maximum limit, we will place the amount of the excess in the Money Market Division and it will remain there until the you instruct us otherwise.

Transfers from the Guaranteed Interest Fund to the Account Divisions are subject to limits. After a transfer from the Guaranteed Interest Fund we will allow no further transfers from the Guaranteed Interest Fund for a period of 365 days; in addition, we will allow no further transfers back into the Guaranteed Interest Fund for a period of 90 days. The maximum amount that you may transfer from the Guaranteed Interest Fund in one transfer is the greater of (1) 25% of the amount that you had invested in the Guaranteed Interest Fund as of the last Contract anniversary preceding the transfer and (2) the amount of your most recent transfer from the Guaranteed Interest Fund. But in no event will this maximum transfer amount be less than $1,000 or more than $50,000. (The $50,000 limit does not apply in New York.)


The deduction for mortality rate and expense risks, as described below, is not assessed against amounts in the Guaranteed Interest Fund, and amounts in the Guaranteed Interest Fund do not bear any expenses of any of the mutual funds. Other charges under the Contracts apply for amounts in the Guaranteed Interest Fund as they are described in this prospectus for amounts you invest on a variable basis. (See "Deductions"). For purposes of allocating and deducting the annual Contract fee, we consider any investment in the Guaranteed Interest Fund as though it were an investment of the same amount in one of the Account Divisions.


--------------------------------------------------------------------------------

FEDERAL INCOME TAXES

We offer the Contracts only for use under tax-qualified plans meeting the requirements of Sections 401 and 403(a) of the Code. However, in the event Contracts should be issued pursuant to HR-10 Plans, trusts or custodial accounts which at the time of issuance are not qualified under the Code, some or all of the tax benefits described herein may be lost.

Contribution Limits


The Economic Growth and Tax Relief Reconciliation Act of 2001, enacted on June 7, 2001, made substantial changes to the contribution limits and withdrawal and portability restrictions of tax qualified plans. These changes are reflected below. Although the Act generally became effective on January 1, 2002, many provisions are phased in over a ten-year period. Also all of these changes will sunset (be repealed) in 2011, unless extended or made permanent. Any employer, including a self-employed person, can establish a plan under Section 401(a) or 403(a) for participating employees. As a general rule, annual contributions to a defined contribution plan made by the employer and the employee cannot exceed the lesser of $42,000 or 100% of compensation or earned income up to $210,000 (dollar amounts as indexed for 2005). The employer's deduction for contributions is limited to 25% of eligible payroll.



Salary reduction contributions made under a cash or deferred arrangement (401(k) plan) are limited to $14,000 for 2005, increasing to $15,000 in 2006,indexed thereafter. This annual dollar limit applies to the aggregate of all "elective deferrals" to all tax-favored plans of the employee. Employees who are age 50 or over may also make a catch up contribution of $4,000 for 2005 and $5,000 for 2006, indexed thereafter.


Qualified plans are subject to minimum coverage, nondiscrimination and spousal consent requirements. In addition, "top heavy" rules apply if more than 60% of the contributions or benefits are allocated to certain highly compensated employees. Violations of the contribution limits or other requirements may disqualify the plan and/or subject the employer to taxes and penalties.

Taxation of Contract Benefits


No tax is payable as a result of any increase in the value of a Contract until benefits from the Contract are received. Benefits received as annuity payments will be taxable as ordinary income when received in accordance with Section 72 of the Code. As a general rule, where an employee makes nondeductible contributions to the Plan, the payee may exclude from income that portion of each benefit payment which represents a return of the employee's "investment in the contract" as defined in Section 72 until the entire "investment in the contract" is recovered. Benefits paid in a form other than an annuity will be taxed as ordinary income when received except for that portion of the payment, if any, which represents a return of the employee's "investment in the contract." Benefits received as a "lump sum distribution" by individuals born before January 1, 1936 may be eligible for a separate tax averaging calculation. With certain limited exceptions, all benefits are subject to the tax-free rollover provisions of the Code. A 10% penalty tax may be imposed on the taxable portion of premature payments of benefits (prior to age 59-1/2 or disability) unless payments are made after the employee separates from service and payments are paid in substantially equal installments over the life or life expectancy of the employee, or are paid on account of early retirement after age 55, or unless payments are made for medical expenses in excess of 7.5% of the employee's Adjusted Gross Income.


A loan from the Plan to an employee may be taxable as ordinary income depending on the amount and terms of the loan.

Benefit payments will be subject to mandatory 20% withholding unless the payments are rolled over directly to traditional IRA or "eligible employer plan" that accepts rollovers. An "eligible employer plan" includes a tax-qualified plan, an individual retirement arrangement, a tax-deferred annuity, or a governmental Section 457 plan. Exceptions apply if benefits are paid in substantially equal installments over the life or life expectancy of the employee (or of the employee and the employee's beneficiary) or over a period of 10 years or more, are "required minimum distributions," or are due to hardship.

Minimum Distribution Requirements As a general rule, the Plan is required to make certain required distributions to the employee during the employee's life and to the employee's beneficiary following the employee's death. A 50% penalty tax may be imposed on payments to the extent they are less than certain required minimum amounts.

The Plan must make the first required distribution by the "required beginning date" and subsequent required distributions by December 31 of that year and each year thereafter. Payments must be made according to the Uniform Lifetime Table provided in IRS regulations, which calculates life expectancy of the employee and an assumed beneficiary who is ten years younger. The required beginning date is April 1 of the calendar year following the later of the calendar year in which the employee attains age 70 1/2 or, if the employee is not a "5% owner" of the employer, the calendar year in which the employee retires.

Upon the death of the employee, the Plan must make distributions under one of two main rules: (1) the life expectancy rule, or (2) the five year rule.

(1) Life Expectancy Rule: A beneficiary may take distributions based on the beneficiary's life or life expectancy. Generally, distributions must commence by December 31 of the year following the year of the employee's death. (See below for exception for spouse beneficiary.)

(2) Five Year Rule: If the employee dies before the required beginning date, a beneficiary may elect to withdraw the entire account balance over five years, completing distribution no later than December 31 of the year containing the fifth anniversary of the employee's death.

Spousal Exceptions: If the employee's spouse elects the life expectancy rule, distributions do not need to begin until the end of the year following the year of the employee's death or, if later, by the end of the year the employee would have attained age 70 1/2. Alternatively, the spouse may roll over the Contract into an IRA owned by the spouse or to any other plan in which the spouse participates that accepts rollovers.

The spouse may then defer distributions until the spouse's own required beginning date.


The rules governing Plan provisions, payments and deductions and taxation of distributions from such Plans and Trusts, as set forth in the Code and the regulations relating thereto, are complex and cannot be readily summarized. Furthermore, special rules are applicable in many situations, and prospective purchasers desiring to adopt an HR-10 pension or profit-sharing plan or trust should consult qualified tax counsel.


Taxation of Northwestern Mutual


We may charge the appropriate Contracts with their shares of any tax liability which may result from the maintenance or operation of the Divisions of the Account. We are currently making no charge. (See "Net Investment Factor" and "Deductions.")


--------------------------------------------------------------------------------
DEDUCTIONS

We will make the following deductions:

Sales Load For the Front Load Contract we deduct a sales load from all purchase payments we receive. The sales load compensates us for the costs we incur in selling the Contracts. We base the deduction on cumulative purchase payments we have received and the rates in the table below:

Cumulative Purchase Payments
Paid Under the Contract        Rate
----------------------------   ----
First $100,000                 4.5%
Next $400,000                  2.0%
Balance over $500,000          1.0%

Mortality Rate and Expense Risk Charges


Amount of Mortality Rate and Expense Risk Charges. The net investment factor (see "Net Investment Factor.") we use in determining the value of Accumulation and Annuity Units reflects a deduction on each valuation date for mortality rate and expense risks we have assumed. For the Front Load Contract, the deduction from Accumulation Units and Annuity Units is at a current annual rate of 0.5% of the assets of the Account. For the Back Load Contract the deduction for Class B Accumulation Units and Class B Annuity Units is at a current annual rate of 1.25% of the assets of the Account. For the Back Load Contracts the deduction for Class A Accumulation Units and Class A Annuity Units is at a current annual rate of 0.5% of the assets of the Account. Our Board of Trustees may increase or decrease the deduction, but in no event may the deduction exceed an annual rate of 0.75% for the Front Load Contract, 1.50% for the Back Load Contract Class B Accumulation and Annuity Units, and 0.75% for the Back Load Contract Class A Accumulation and Annuity Units. We will not increase the deduction for mortality and expense risks for at least five years from the date of this prospectus.



Reduction in Mortality Rate and Expense Risk Charges. For the Back Load Contracts we convert Class B Accumulation Units to Class A Accumulation Units on a Contract anniversary if the Contract value is at least $25,000 and the purchase payment which paid for the Class B Accumulation Units has reached Category Zero, that is, its withdrawal charge rate is 0%. See "Withdrawal Charge."


As a result of the conversion, the mortality rate and expense risks charge is reduced from 1.25% to 0.50% on these units based on current rates. The conversion amount includes the purchase payment in Category Zero and a proportionate share of investment earnings. We allocate the conversion amount proportionately to each Division, and we adjust the number of Accumulation Units in each Division to reflect the relative values for Class A and Class B Accumulation Units on the date of the conversion. The same conversion process and a similar result applies to amounts in the Guaranteed Interest Fund. We do not convert Class A Accumulation Units back to Class B Accumulation Units even if the value of your Contract falls below $25,000. We do not convert Annuity Units from Class B to Class A.

Risks and Expenses. The risks we assume are (a) the risk that annuity payments will continue for longer periods than anticipated because the Annuitants as a group live longer than expected, and (b) the risk that the charges we make may be insufficient to cover the actual costs we incur in connection with the Contracts. We assume these risks for the duration of the Contract. The deduction for these risks is the only expense item paid by the Account to date. The mutual funds pay expenses which are described in the attached prospectuses for the mutual funds.


The net investment factor also reflects the deduction of any reasonable expenses which may result if there were a substitution of other securities for shares of the mutual funds as described under "Substitution and Change" and any applicable taxes, i.e., any tax liability we have paid or reserved for resulting from the maintenance or operation of a Division of the Account, other than applicable premium taxes which we may deduct directly from considerations. We do not presently anticipate that we will make any deduction for federal income taxes (see "Taxation of Northwestern Mutual"), nor do we anticipate that maintenance or operation of the Account will give rise to any deduction for state or local taxes. However, we reserve the right to charge the appropriate Contracts with their shares of any tax liability which may result under present or future tax laws from the maintenance or operation of the Account or to deduct any such tax liability in the computation of the net investment factor for such Contracts.


Contract Fee On each Contract anniversary prior to the maturity date we make a deduction of $30 for administrative expenses relating to a Deferred Contract during the prior year. We make the charge by reducing the number of Accumulation Units credited to the Contract. For purposes of allocating and deducting the annual Contract fee, we consider any investment in the Guaranteed Interest Fund as though it were an investment of the same amount in one of the Account Divisions. We cannot increase this charge. The charge is intended only to reimburse us for our actual administrative expenses. We currently are waiving the charge, if the Contract value on the Contract anniversary is $25,000 or more.

Withdrawal Charge

Withdrawal Charge Rates. For Back Load Contracts, a withdrawal charge free amount is available on a Contract if the Contract value is at least $10,000 on the Contract anniversary preceding the withdrawal. For each Contract year after the first one, the withdrawal charge free amount is 10% of the value of the Class B Accumulation Units on the last Contract anniversary. Otherwise, we will deduct a withdrawal charge for sales expenses if you withdraw Class B Accumulation Units for cash. We will base the withdrawal charge on the Categories and the Rates in the table below. We base the amount in each Category on cumulative purchase payments you have made and on the number of Contract anniversaries that have occurred since you made each purchase payment.

Category                    Rate
--------                    ----
Eight........................6%
Seven........................6
Six..........................6
Five.........................5
Four.........................4
Three........................3
Two..........................2
One..........................1
Zero.........................0

The first $100,000 of total purchase payments paid over the life of the Contract start in Category Eight, the next $400,000 start in Category Four, and all additional purchase payments paid start in Category Two. As of each Contract anniversary, we move any amount in a Category to the next lower Category until the Contract anniversary on which that amount reaches Category Zero. The total withdrawal charge will be the sum of all the results calculated by multiplying the amount in each Category by the Rate for that Category. The amounts we use will be taken first from the withdrawal charge free amount; next from the Class A Accumulation Units; next from the Class B Accumulation Units in the order that produces the lowest withdrawal charge; and last from any remaining value in the contract. However, any amounts we use to determine the charge for a partial withdrawal will not be used to determine subsequent withdrawal charges.

Waiver of Withdrawal Charges. When we receive proof of death of the Primary Annuitant, we will waive withdrawal charges applicable at the date of death by moving purchase payments received prior to the date of death to Category Zero.

We will waive the withdrawal charge if the Primary Annuitant has a terminal illness, or is confined to a nursing home or hospital after the first contract year, in accordance with the terms of the Contract. You may not make purchase payments after we are given proof of a terminal illness or confinement.

We will make no withdrawal charge when you select a variable payment plan. However, we will make the withdrawal charge if you make a withdrawal, or partial withdrawal, within five years after the beginning of a variable payment plan which is not contingent on the payee's life (Plan 1).

For fixed payment plans the Contract provides for deduction of the withdrawal charge when the payment plan is selected. By current administrative practice, we will waive the withdrawal charge upon selection of a fixed payment plan for a certain period of 12 years or more (Plan 1) or any fixed payment plan which involves a life contingency (Plans 2 or 3) if you select the payment plan after the Contract has been in force for at least one full year.

Enhanced Death Benefit Charge On each Contract anniversary on which the enhanced death benefit is in effect, we deduct from the Contract value a charge based on the amount of the enhanced death benefit on the Contract Anniversary and the age of the Annuitant when the Contract was issued. The charge is 0.10% of the amount of the enhanced death benefit for issue age 45 or less, 0.20% for issue age 46-55, and 0.40% for issue age 56-65. This charge is for the risks we assume in guaranteeing the enhanced death benefit. We deduct the charge from the Divisions of the Account and the Guaranteed Interest Fund in proportion to the amounts you have invested.

Premium Taxes The Contracts provide for the deduction of applicable premium taxes, if any, from purchase payments or from Contract benefits. Various jurisdictions levy premium taxes. Premium taxes presently range from 0% to 1% of total purchase payments. Many jurisdictions presently exempt from premium taxes annuities such as the Contracts. As a matter of current practice, we do not deduct premium taxes from purchase payments received under the Contracts or from Contract benefits. However, we reserve the right to deduct premium taxes in the future.

Expenses for the Portfolios and Funds The expenses borne by the Portfolios and Funds in which the assets of the Account are invested are described in the prospectuses for Northwestern Mutual Series Fund, Inc., the Fidelity VIP Mid Cap Portfolio and the Russell Investment Funds. See the prospectuses attached to this prospectus.


Contracts Issued on or After March 31, 1995 and Prior to March 31, 2000 During the period prior to March 31, 2000 and on or after March 31, 1995 we issued both Front Load Contracts and Back Load Contracts. For the Front Load Contracts the deduction for sales expenses is 4% on the first $100,000, 2% on the next $400,000, 1% the next $500,000, and 0.5% on purchase payments in excess of $1 million, based on total cumulative purchase payments paid under the Contract. The charge against Accumulation Units for mortality and expense risks is 0.4% of the assets of the Account, which we may raise to a maximum rate of 0.75%. The charge against Annuity Units for mortality and expense risks is zero, which we may raise to a maximum rate of 0.75%. For the Back Load Contracts there is a surrender charge of 8% on the first $100,000 of purchase payments, 4% on the next $400,000, 2% on the next $500,000, and 1% on purchase payments in excess of $1 million, based on total cumulative purchase payments paid under the Contract. The surrender charge applicable for each purchase payment reduces by 1% on each Contract anniversary. A withdrawal charge free amount is available, but the amount is limited by the excess of the Contract value over the cumulative purchase payments on the date of the withdrawal. The charge for mortality and expense risks for these Contracts is 1.25% of the assets of the Account, which we may raise to a maximum annual rate of 1.50%. The Annual Contract fee is $30. We currently waive the Contract fee if the Contract value is $25,000 or more. See "Accumulation Unit Value" for the applicable table.



Contracts Issued After December 16, 1981 and Prior to March 31, 1995 For Contracts issued prior to March 31, 1995 and after December 16, 1981 there is no front-end sales load but there is a surrender charge of 8% on the first $25,000 of purchase payments, 4% on the next $75,000 and 2% on purchase payments in excess of $100,000, based on total cumulative purchase payments paid under the Contract. The surrender charge applicable for each purchase payment reduces by 1% on each Contract anniversary. A withdrawal charge free amount is available, but the amount is limited by the excess of the Contract value over the cumulative purchase payments on the date of the withdrawal. The charge for mortality and expense risks for those Contracts is 1.25% of the assets of the Account. The annual Contract fee is the lesser of $30 or 1% of the Contract value. We currently waive the Contract fee if the Contract value is $25,000 or more. See "Accumulation Unit Values" for the applicable table.



Contracts Issued Prior to December 17, 1981 For Contracts issued prior to December 17, 1981 there is no surrender charge, but purchase payments are subject to a deduction for sales expenses. The deduction is 8% on the first $5,000 received during a single Contract year as defined in the Contract, 4% on the next $20,000, 2% on the next $75,000 and 1% on the excess over $100,000. The charge for mortality and expense risks for these Contracts is 0.75% of the assets of the Account, which we may raise to a maximum annual rate of 1%. There is no annual Contract fee. See "Accumulation Unit Values" for the applicable table.



Dividends for Contracts Issued Prior to March 31, 2000 During the year 2005 we are paying dividends on approximately 18% of the in-force variable annuity Contracts we issued prior to March 31, 2000. Dividends are not guaranteed to be paid in future years. The dividend amount is volatile since it is based on the average variable Contract value which is defined as the value of the Accumulation Units on the last Contract anniversary adjusted to reflect any transactions since that date which increased or decreased the Contract's interest in the Account.



Dividends on these variable annuities arise principally as a result of more favorable expense experience than that which we assumed in determining deductions. Such favorable experience is generated primarily by older and/or larger Contracts, which have a mortality and expense risk charge of at least 0.75%. In general, we are not paying dividends on Contracts with an average variable Contract value of less than $25,000, and over half of those with a value above $25,000 will receive dividends. The expected dividend payout for the year 2005 represents about 0.59% of the average variable Contract value for those Contracts that will receive dividends. The maximum dividend we are paying on a specific contract is about 0.75%.


We pay any dividend for a Contract on the anniversary date of that Contract. We apply the dividend as a net purchase payment unless you elect to have the dividend paid in cash.

Internal Annuity Exchange As a matter of current practice, we permit owners of fixed dollar annuities we have previously issued to exchange those contracts for Front Load or Back Load Contracts without paying a second charge for sales expenses. This rule is subject to a number of exceptions and qualifications. We may change or withdraw it at any time.

In general, we permit only one such transaction in any 12-month period. Currently we make no charges on these transactions. Transactions on this basis are subject to a limit of 20% of the amount held under the fixed annuity contract in any 12-month period. Presently the limit is 25%.

Amounts exchanged from a fixed contract which provides for a surrender charge are not charged for sales expenses when the exchange is effected. We place these amounts in the same withdrawal charge category under the new Back Load Contract as they were before.

We place exchange proceeds from fixed contracts which have no surrender charge provisions in the 0% withdrawal charge category. As an alternative, exchange proceeds from such a fixed contract may be added to a Front Load Contract or to a Deferred Contract issued prior to December 17, 1981 without any deduction for sales expenses.

Fixed annuity contracts (which are not described in this prospectus) are available in exchange for the Contracts on a comparable basis.

--------------------------------------------------------------------------------
DISTRIBUTION OF THE CONTRACTS


We sell the Contracts through individuals who are licensed insurance agents appointed by Northwestern Mutual and are registered representatives of Northwestern Mutual Investment Services, LLC, our wholly-owned company, which was organized under Wisconsin law in 1998. Northwestern Mutual Investment Services, LLC is located at 611 East Wisconsin Avenue, Milwaukee, Wisconsin 53202.

Northwestern Mutual Investment Services, LLC is a registered broker-dealer under the Securities Exchange Act of 1934, and a member of the National Association of Securities Dealers. Where state law requires, these agents will also be licensed securities salesmen.

           TABLE OF CONTENTS FOR STATEMENT OF ADDITIONAL INFORMATION


                                                                            Page
                                                                            ----
DISTRIBUTION OF THE CONTRACTS................................................B-3

DETERMINATION OF ANNUITY PAYMENTS............................................B-3

   Amount of Annuity Payments................................................B-3

   Annuity Unit Value........................................................B-3

   Illustrations of Variable Annuity Payments................................B-4

VALUATION OF ASSETS OF THE ACCOUNT...........................................B-4

TRANSFERABILITY RESTRICTIONS.................................................B-5

PERFORMANCE DATA.............................................................B-5

EXPERTS......................................................................B-9

FINANCIAL STATEMENTS OF THE ACCOUNT..........................................F-1

FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL.................................F-16





--------------------------------------------------------------------------------

TO: The Northwestern Mutual Life Insurance Company

   Investment Products & Services Department
      Room W04SE
   720 East Wisconsin Avenue
   Milwaukee, WI 53202

   Please send a Statement of Additional Information for NML Variable Annuity Account A to:

   Name
        ------------------------------------------------------------------------

   Address
           ---------------------------------------------------------------------

   -----------------------------------------------------------------------------

   City                                             State            Zip
        -------------------------------------------       ----------     -------

                       STATEMENT OF ADDITIONAL INFORMATION
                                 April 29, 2005

                         NML VARIABLE ANNUITY ACCOUNT A
    An individual flexible payment Variable Annuity Contract (the "Contract") to provide retirement annuity benefits for self-employed persons and their eligible employees.

            Issued by The Northwestern Mutual Life Insurance Company
                                       and
                         NML Variable Annuity Account A

--------------------------------------------------------------------------------

     This Statement of Additional Information ("SAI") is not a prospectus, but supplements and should be read in conjunction with the prospectus for the Contract identified above and dated the same date as this SAI. A copy of the prospectus may be obtained by writing The Northwestern Mutual Life Insurance Company, Investment Products and Services Department, Room W04SE, 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202, calling telephone number 1-888-455-2232, or visiting the website www.nmfn.com.

     No information is incorporated by reference.

--------------------------------------------------------------------------------

                                TABLE OF CONTENTS

                                                                            Page
                                                                            ----
DISTRIBUTION OF THE CONTRACTS................................................B-3

DETERMINATION OF ANNUITY PAYMENTS............................................B-3
   Amount of Annuity Payments................................................B-3
   Annuity Unit Value........................................................B-3
   Illustrations of Variable Annuity Payments................................B-4

VALUATION OF ASSETS OF THE ACCOUNT...........................................B-4

TRANSFERABILITY RESTRICTIONS.................................................B-5

PERFORMANCE DATA.............................................................B-5

EXPERTS......................................................................B-9

FINANCIAL STATEMENTS OF THE ACCOUNT..........................................F-1

FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL.................................F-16

                          DISTRIBUTION OF THE CONTRACTS

     The Contracts are offered on a continuous basis exclusively through individuals who, in addition to being life insurance agents of Northwestern Mutual, are registered representatives of Northwestern Mutual Investment Services, LLC ("NMIS").

     NMIS may be considered the underwriter of the Contracts for purposes of the federal securities laws. The following amounts of commissions were paid on sales of the Contracts, including commissions on sales of variable annuity contracts to corporate pension plans, during each of the last three years:


Year     Amount
----   ----------
2004   $1,974,137
2003   $2,297,473
2002   $2,767,348


                        DETERMINATION OF ANNUITY PAYMENTS


     The following discussion of the method for determining the amount of monthly annuity payments under a variable payment plan is intended to be read in conjunction with these sections of the prospectus for the Contracts: "Variable Payment Plans," including "Description of Payment Plans," "Amount of Annuity Payments," and "Assumed Investment Rate"; "Dividends"; "Net Investment Factor"; and "Deductions."


     Amount of Annuity Payments The amount of the first annuity payment under a variable Payment Plan will be determined on the basis of the particular Payment Plan selected, the annuity payment rate and, for plans involving life contingencies, the Annuitant's adjusted age. The amount of the first payment is the sum of the payments from each Division of the Account determined by applying the appropriate annuity payment rate to the product of the number of Accumulation Units in the Division on the effective date of the Payment Plan and the Accumulation Unit value for the Division on that date. Annuity rates currently in use are based on the 1983 a Table with age adjustment.

     Variable annuity payments after the first will vary from month to month and will depend upon the number and value of Annuity Units credited to the Annuitant. After the effective date of a Payment Plan a Contract will not share in the divisible surplus of Northwestern Mutual.

     The number of Annuity Units in each Division is determined by dividing the amount of the first annuity payment from the Division by the value of an Annuity Unit on the effective date of the Payment Plan. The number of Annuity Units thus credited to the Annuitant in each Division remains constant throughout the annuity period. However, the value of Annuity Units in each Division will fluctuate with the investment experience of the Division.

     The amount of each variable annuity payment after the first is the sum of payments from each Division determined by multiplying this fixed number of Annuity Units each month by the value of an Annuity Unit for the Division on (a) the fifth valuation date prior to the payment due date if the payment due date is a valuation date, or (b) the sixth valuation date prior to the payment due date if the payment due date is not a valuation date. To illustrate, if a payment due date falls on a Friday, Saturday or Sunday, the amount of the payment will normally be based upon the Annuity Unit value calculated on the preceding Friday. The preceding Friday would be the fifth valuation date prior to the Friday due date, and the sixth valuation date prior to the Saturday or Sunday due dates.

     Annuity Unit Value The value of an Annuity Unit for each Division was established at $1.00 as of the date operations began for that Division. The value of an Annuity Unit on any later date varies to reflect the investment experience of the Division, the Assumed Investment Rate on which the annuity rate tables are based, and the deduction for mortality rate and expense risks assumed by Northwestern Mutual.

     The Annuity Unit value for each Division on any valuation date is determined by multiplying the Annuity Unit value on the immediately preceding valuation date by two factors: (a) the net investment factor for the current period for the Division; and (b) an adjustment factor to neutralize the Assumed Investment Rate used in calculating the annuity rate tables.

     Illustrations of Variable Annuity Payments To illustrate the manner in which variable annuity payments are determined consider this example. Item (4) in the example shows the applicable monthly payment rate for an annuitant, adjusted age 65, who has elected a life annuity Payment Plan with a certain period of 10 years with an Assumed Investment Rate of 3-1/2% (Plan 2, as described in the prospectus). The example is for a Contract with sex-distinct rates.

     (1)  Assumed number of Accumulation Units in
          Balanced Division on maturity date .......................   25,000

     (2)  Assumed Value of an Accumulation Unit in
          Balanced Division at maturity.............................   $2.000000

     (3)  Cash Value of Contract at maturity, (1) X (2).............   $50,000

     (4)  Assumed applicable monthly payment rate per
          $1,000 from annuity rate table............................   $5.35

     (5)  Amount of first payment from Balanced Division,
          (3) X (4) divided by $1,000...............................   $267.50

     (6)  Assumed Value of Annuity Unit in
          Balanced Division at maturity.............................   $1.500000

     (7)  Number of Annuity Units credited in
          Balanced Division, (5) divided by (6).....................   178.33

The $50,000 value at maturity provides a first payment from the Balanced Division of $267.50, and payments thereafter of the varying dollar value of
178.33 Annuity Units. The amount of subsequent payments from the Balanced Division is determined by multiplying 178.33 units by the value of an Annuity Unit in the Balanced Division on the applicable valuation date. For example, if that unit value is $1.501000, the monthly payment from the Division will be
178.33 multiplied by $1.501000, or $267.68.

     However, the value of the Annuity Unit depends entirely on the investment performance of the Division. Thus in the example above, if the net investment rate for the following month was less than the Assumed Investment Rate of 3-1/2%, the Annuity Unit would decline in value. If the Annuity Unit value declined to $1.499000 the succeeding monthly payment would then be 178.33 X $1.499000, or $267.32.

     For the sake of simplicity the foregoing example assumes that all of the Annuity Units are in the Balanced Division. If there are Annuity Units in two or more Divisions, the annuity payment from each Division is calculated separately, in the manner illustrated, and the total monthly payment is the sum of the payments from the Divisions.

                       VALUATION OF ASSETS OF THE ACCOUNT

     The value of Portfolio or Fund shares held in each Division of the Account at the time of each valuation is the redemption value of such shares at such time. If the right to redeem shares of a Portfolio or Fund has been suspended, or payment of redemption value has been postponed, for the sole purpose of computing annuity payments the shares held in the Account (and Annuity Units) may be valued at fair value as determined in good faith by the Board of Trustees of Northwestern Mutual.

                          TRANSFERABILITY RESTRICTIONS

     Ownership of a Contract cannot be changed or the Contract sold, assigned or pledged as collateral for a loan, or for any other purpose, to any person other than Northwestern Mutual; except, that if the Owner of the Contract is a trustee of an employee trust qualified under the Code, or the custodian of a custodial account treated as such, it may transfer the Contract to a successor trustee or custodian. In addition, the trustee or custodian, as well as the employer under a qualified non-trusted pension plan, may assign the Contract to an employee upon termination of employment.

                                PERFORMANCE DATA


     Standardized performance data in advertisements will show the average annual total return for each Division of the Account, according to the following formula prescribed by the Securities and Exchange Commission:

                                P(1 + T)/n/ = ERV

      Where:
P   = a hypothetical initial payment of $1000
T   = average annual total return
/n/ = number of years
ERV = ending redeemable value of a hypothetical
      $1000 payment made at the beginning of the 1, 5 or 10 year periods at the end of the 1, 5, or 10 year periods (or fractional portion thereof)

Average annual total return is the annual compounded rate of return that would have produced the ending surrender value under a Contract if the owner had invested in a specified Division over the stated period and investment performance had remained constant throughout the period. The calculation assumes a single $1,000 purchase payment made at the beginning of the period and surrender of the Contract at the end of the period. It reflects a deduction for all Account, Fund and Contract level charges, including the 4.5% initial sales load for the Front Load Contract and the withdrawal charge for the Back Load Contract. The $30 annual Contract fee is reflected as .01% for the Front Load Contract and .16% for the Back Load based on the annual contract fees collected divided by the assets of the sub-account. For the Front Load Contract the data will assume a minimum initial purchase payment of $10,000 and the amounts will be divided by 10 to conform the presentation to the $1,000 purchase payment assumption required by the prescribed formula.

     The following table shows the standardized average annual total return data for each Division of the Account for the period ended December 31, 2004:

                               FRONT LOAD CONTRACT

Division                                1-Year   5-Year   10-Year   Inception/(a)/
----------------------------------------------------------------------------------
Northwestern Mutual Series Fund, Inc.
Small Cap Growth Stock                   12.88     4.27       --         15.70
T. Rowe Price Small Cap                  18.36       --       --         12.99
   Value
Aggressive Growth Stock                   8.52    -2.32     9.61            --
International Growth                     15.53       --       --          6.98
Franklin Templeton International         13.38     1.92     7.95            --
   Equity
AllianceBernstein                        12.75       --       --         27.32
   Mid Cap Value
Index 400 Stock                          10.47     7.78       --          9.06
Janus Capital                            13.71       --       --         20.17
   Appreciation
Growth Stock                              1.35    -4.79     9.29            --
Large Cap Core Stock                      2.77    -5.10     7.34            --
Capital Guardian Domestic                11.02       --       --          3.79
   Equity
T. Rowe Price Equity                      9.42       --       --         19.61
   Income
Index 500 Stock                           5.18    -3.67    10.94            --
Asset Allocation                          4.53       --       --          2.67
Balanced                                  2.51     1.16     9.05            --
High Yield Bond                           7.14     5.68     7.36            --
Select Bond                              -0.48     7.00     6.91            --
Money Market                             -3.62     1.42     3.14            --
Fidelity VIP Mid Cap Portfolio           18.44       --       --         35.51
Russell Investment Funds
Multi-Style Equity                        4.33    -5.30       --         -3.51
Aggressive Equity                         9.01     4.07       --          5.43
Non-U.S                                  12.40    -2.85       --          1.38
Core Bond                                -0.56     5.87       --          4.93
Real Estate Securities                   28.15    19.66       --         15.53
----------------------------------------------------------------------------------

/(a)/ Small Cap Growth Division, Index 400 Stock Division and the Russell
     Investment Funds began April 1999; T. Rowe Price Small Cap Value, International Growth, Capital Guardian Domestic Equity and Asset Allocation Divisions began July 2001; AllianceBernstein Mid Cap Value, Janus Capital Appreciation, T. Rowe Price Equity Income and Fidelity VIP Mid Cap Divisions began May, 2003.

                               BACK LOAD CONTRACT

Division                               1-Year  5-Year  10-Year  Inception/(a)/
------------------------------------------------------------------------------
Northwestern Mutual Series Fund, Inc.
Small Cap Growth Stock                  11.14    3.61      --        15.33
T. Rowe Price Small Cap                 16.83      --      --        12.40
   Value
Aggressive Growth Stock                  6.62   -3.19    9.13           --
International Growth                    13.89      --      --         6.22
Franklin Templeton International        11.66    1.19    7.48           --
   Equity
AllianceBernstein                       11.01      --      --        26.66
   Mid Cap Value
Index 400 Stock                          8.63    7.20      --         8.60
Janus Capital                           12.00      --      --        19.26
   Appreciation
Growth Stock                            -0.83   -5.77    8.81           --
Large Cap Core Stock                     0.65   -6.09    6.87           --
Capital Guardian Domestic                9.21      --      --         2.91
   Equity
T. Rowe Price Equity                     7.55      --      --        18.68
   Income
Index 500 Stock                          3.15   -4.60   10.45           --
Asset Allocation                         2.48      --      --         1.75
Balanced                                 0.38    0.41    8.58           --
High Yield Bond                          5.18    5.06    6.89           --
Select Bond                             -2.72    6.41    6.45           --
Money Market                            -5.99    0.68    2.69           --
Fidelity VIP Mid Cap Portfolio          16.91      --      --        35.14
Russell Investment Funds
Multi-Style Equity                       2.27   -6.30      --        -4.23
Aggressive Equity                        7.12    3.40      --         4.92
Non-U.S.                                10.64   -3.75      --         0.79
Core Bond                               -2.80    5.25      --         4.41
Real Estate Securities                  26.99   19.30      --        15.16
------------------------------------------------------------------------------
/(a)/ Small Cap Growth Division, Index 400 Stock Division and the Russell
     Investment Funds began April 1999; T. Rowe Price Small Cap Value, International Growth, Capital Guardian Domestic Equity and Asset Allocation Divisions began July 2001; AllianceBernstein Mid Cap Value, Janus Capital Appreciation, T. Rowe Price Equity Income and Fidelity VIP Mid Cap Divisions began May, 2003.

     Non-standardized performance data are calculated on the same basis as the standardized total return data, except that the 4.5% initial sales load for the Front Load Contract is not reflected and it is assumed that the Back Load Contract remains in force at the end of the period. The annual Contract fee of $30 is also not reflected.

     The following table shows the non-standardized average annual total return data for each Division of the Account for the period ended December 31, 2004:

                               FRONT LOAD CONTRACT

Division                               1-Year  5-Year  10-Year  Inception/(a)/
------------------------------------------------------------------------------
Northwestern Mutual Series Fund, Inc.
Small Cap Growth Stock                  18.21    5.25      --        16.66
T. Rowe Price Small Cap                 23.95      --      --        14.53
   Value
Aggressive Growth Stock                 13.65   -1.40   10.13           --
International Growth                    20.98      --      --         8.45
Franklin Templeton International        18.73    2.87    8.46           --
   Equity
AllianceBernstein                       18.08      --      --        30.89
   Mid Cap Value
Index 400 Stock                         15.68    8.78      --         9.96
Janus Capital                           19.08      --      --        23.54
   Appreciation
Growth Stock                             6.14   -3.90    9.80           --
Large Cap Core Stock                     7.62   -4.22    7.85           --
Capital Guardian Domestic               16.27      --      --         5.20
   Equity
T. Rowe Price Equity                    14.58      --      --        22.97
   Income
Index 500 Stock                         10.15   -2.77   11.46           --
Asset Allocation                         9.47      --      --         4.07
Balanced                                 7.35    2.11    9.57           --
High Yield Bond                         12.20    6.67    7.87           --
Select Bond                              4.22    8.00    7.42           --
Money Market                             0.93    2.37    3.63           --
Fidelity VIP Mid Cap Portfolio          24.03      --      --        39.32
Russell Investment Funds
Multi-Style Equity                       9.26   -4.42      --        -2.71
Aggressive Equity                       14.16    5.04      --         6.30
Non-U.S.                                17.71   -1.94      --         2.22
Core Bond                                4.14    6.86      --         5.80
Real Estate Securities                  34.20   20.78      --        16.49
------------------------------------------------------------------------------
/(a)/ Small Cap Growth Division, Index 400 Stock Division and the Russell
     Investment Funds began April 1999; T. Rowe Price Small Cap Value, International Growth, Capital Guardian Domestic Equity and Asset Allocation Divisions began July 2001; AllianceBernstein Mid Cap Value, Janus Capital Appreciation, T. Rowe Price Equity Income and Fidelity VIP Mid Cap Divisions began May, 2003.

                               BACK LOAD CONTRACT

Division                               1-Year  5-Year  10-Year  Inception/(a)/
------------------------------------------------------------------------------
Northwestern Mutual Series Fund, Inc.
Small Cap Growth Stock                  17.32    4.46      --        15.78
T. Rowe Price Small Cap                 23.02      --      --        13.67
   Value
Aggressive Growth Stock                 12.80   -2.14    9.30           --
International Growth                    20.08      --      --        7.64
Franklin Templeton International        17.85    2.10    7.65           --
   Equity
AllianceBernstein                       17.19      --      --        29.92
   Mid Cap Value
Index 400 Stock                         14.82    7.97      --         9.14
Janus Capital                           18.19      --      --        22.62
   Appreciation
Growth Stock                             5.34   -4.62    8.98           --
Large Cap Core Stock                     6.82   -4.93    7.04           --
Capital Guardian Domestic               15.40      --      --         4.42
   Equity
T. Rowe Price Equity                    13.73      --      --        22.05
   Income
Index 500 Stock                          9.32   -3.50   10.63           --
Asset Allocation                         8.65      --      --         3.29
Balanced                                 6.55    1.35    8.75           --
High Yield Bond                         11.36    5.87    7.06           --
Select Bond                              3.44    7.19    6.62           --
Money Market                             0.17    1.61    2.85           --
Fidelity VIP Mid Cap Portfolio          23.11      --      --        38.28
Russell Investment Funds
Multi-Style Equity                       8.44   -5.13      --        -3.44
Aggressive Equity                       13.30    4.26      --         5.50
Non-U.S.                                16.83   -2.68      --         1.45
Core Bond                                3.36    6.06      --         5.01
Real Estate Securities                  33.20   19.88      --        15.62
------------------------------------------------------------------------------
/(a)/ Small Cap Growth Division, Index 400 Stock Division and the Russell
     Investment Funds began April 1999; T. Rowe Price Small Cap Value, International Growth, Capital Guardian Domestic Equity and Asset Allocation Divisions began July 2001; AllianceBernstein Mid Cap Value, Janus Capital Appreciation, T. Rowe Price Equity Income and Fidelity VIP Mid Cap Divisions began May, 2003.

     Advertisements with performance data may compare the average annualized total return figures for one or more of the Divisions to (1) the Standard & Poor's 500 Composite Stock Price Index, Wilshire Index, 1750 Index, EAFE Index, Merrill Lynch Domestic Master Index, Lehman Brothers High Yield Intermediate Market Index or other indices measuring performance of a relevant group of securities; (2) other variable annuity separate account tracked by Lipper Analytical Services or other ratings services; or (3) the Consumer Price Index.

                                     EXPERTS

     The financial statements of the Account, and the related notes and report of PricewaterhouseCoopers LLP, an independent registered public accounting firm, included in this Statement of Additional Information and the financial statements of Northwestern Mutual, and the related notes and report of PricewaterhouseCoopers LLP included in this Statement of Additional Information are so included in reliance on the reports of PricewaterhouseCoopers LLP, given on the authority of said firm as experts in auditing and accounting. PricewaterhouseCoopers LLP provides audit services for the Account. The address of PricewaterhouseCoopers LLP is 100 East Wisconsin Avenue, Suite 1500, Milwaukee, Wisconsin 53202.

--------------------------------------------------------------------------------
Account A Financial Statements
--------------------------------------------------------------------------------

NML Variable Annuity Account A
Statement of Assets and Liabilities
December 31, 2004
(in thousands)

Assets
   Investments at Market Value:
      Northwestern Mutual Series Fund, Inc.
         Small Cap Growth Stock
            6,904 shares (cost $12,396) .............................   $ 15,880
         T. Rowe Price Small Cap Value
            4,966 shares (cost $6,269) ..............................      7,840
         Aggressive Growth Stock
            17,567 shares (cost $57,587) ............................     54,615
         International Growth
            2,856 shares (cost $3,025) ..............................      3,767
         Franklin Templeton International Equity
            20,931 shares (cost $31,159) ............................     34,641
         AllianceBernstein Mid Cap Value
            847 shares (cost $1,147) ................................      1,232
         Index 400 Stock
            8,660 shares (cost $9,802) ..............................     12,670
         Janus Capital Appreciation
            740 shares (cost $954) ..................................      1,059
         Growth Stock
            11,380 shares (cost $23,613) ............................     22,578
         Large Cap Core Stock
            12,496 shares (cost $15,297) ............................     14,271
         Capital Guardian Domestic Equity
            5,006 shares (cost $4,926) ..............................      5,726
         T. Rowe Price Equity Income
            1,306 shares (cost $1,656) ..............................      1,764
         Index 500 Stock
            27,263 shares (cost $69,278) ............................     80,235
         Asset Allocation
            6,409 shares (cost $6,184) ..............................   $  7,178
         Balanced
            98,862 shares (cost $171,235) ...........................    185,169
         High Yield Bond
            8,109 shares (cost $5,531) ..............................      6,155
         Select Bond
            22,269 shares (cost $27,294) ............................     27,346
         Money Market
            14,581 shares (cost $14,581) ............................     14,581
      Fidelity Variable Insurance Products Fund III
         VIP Mid Cap
            124 shares (cost $3,158) ................................      3,712
      Russell Investment Funds
         Multi-Style Equity
            465 shares (cost $5,421) ................................      5,864
         Aggressive Equity
            305 shares (cost $3,940) ................................      4,538
         Non-U.S.
            445 shares (cost $4,130) ................................      5,041
         Core Bond
            336 shares (cost $3,547) ................................      3,532
         Real Estate Securities
            619 shares (cost $8,488) ................................     10,587
                                                                        --------
   Total Investments at Market Value ................................   $529,981

   Due from Northwestern Mutual Life Insurance Company:
      Small Cap Growth Stock Division ...............................   $     --
      T. Rowe Price Small Cap Value Division ........................         10
      Aggressive Growth Stock Division ..............................         --
      International Growth Division .................................         --
      Franklin Templeton International Equity Division ..............          5
      AllianceBernstein Mid Cap Value Division ......................         --
      Index 400 Stock Division ......................................         --
      Janus Capital Appreciation Division ...........................          2
      Growth Stock Division .........................................          1
      Large Cap Core Stock Division .................................          1
      Capital Guardian Domestic Equity Division .....................         --
      T. Rowe Price Equity Income Division ..........................          1
      Index 500 Stock Division ......................................         --
      Asset Allocation Division .....................................         --
      Balanced Division .............................................         1
      High Yield Bond Division ......................................         --
      Select Bond Division ..........................................          3
      Money Market Division .........................................          1
      Fidelity VIP Mid Cap Division .................................         11
      Russell Multi-Style Equity Division ...........................         --
      Russell Aggressive Equity Division ............................         --
      Russell Non-U.S. Division .....................................         --
      Russell Core Bond Division ....................................         --
      Russell Real Estate Securities Division .......................         11
                                                                        --------
   Total Due From Northwestern Mutual Life Insurance Company ........         47
                                                                        --------
Total Assets ........................................................   $530,028
                                                                        ========

    The Accompanying Notes are an Integral Part of the Financial Statements.

                                                  NML Variable Annuity Account A

--------------------------------------------------------------------------------
Account A Financial Statements
--------------------------------------------------------------------------------

NML Variable Annuity Account A
Statement of Assets and Liabilities, continued
December 31, 2004
(in thousands)

Liabilities

                                                 Due to           Due to Northwestern
Division                                      Participants   Mutual Life Insurance Company
--------                                      ------------   -----------------------------
Small Cap Growth Stock ....................       $  1                    $ --
T. Rowe Price Small Cap Value .............          1                      --
Aggressive Growth Stock ...................        168                      24
International Growth ......................          4                       1
Franklin Templeton International Equity ...         52                       2
AllianceBernstein Mid Cap Value ...........          2                      --
Index 400 Stock ...........................          2                       1
Janus Capital Appreciation ................         --                      --
Growth Stock ..............................         --                       1
Large Cap Core Stock ......................          1                       1
Capital Guardian Domestic Equity ..........          4                      --
T. Rowe Price Equity Income ...............         --                      --
Index 500 Stock ...........................        222                      92
Asset Allocation ..........................         --                      --
Balanced ..................................        476                       7
High Yield Bond ...........................         --                      --
Select Bond ...............................         5                       --
Money Market ..............................         13                      --
Fidelity VIP Mid Cap ......................          2                      --
Russell Multi-Style Equity ................          2                      --
Russell Aggressive Equity .................         --                       1
Russell Non-U.S ...........................         --                       1
Russell Core Bond .........................          5                      --
Russell Real Estate Securities ............          5                      --
                                                  ----                    ----
                                                  $965                    $131               $1,096
                                                  ----                    ----               ------
   Total Liabilities ......................                                                   1,096
                                                                                             ------

Equity

                                                                                Contracts Issued:
                                                   Contracts Issued:       After December 16, 1981 and
Division                                      Prior to December 17, 1981     Prior to March 31, 1995
--------                                      --------------------------   ---------------------------
Small Cap Growth Stock ....................             $   259                      $  8,769
T. Rowe Price Small Cap Value .............                 526                         4,190
Aggressive Growth Stock ...................               1,177                        35,086
International Growth ......................                  87                         1,696
Franklin Templeton International Equity ...                 806                        23,520
AllianceBernstein Mid Cap Value ...........                  18                           729
Index 400 Stock ...........................                 330                         6,120
Janus Capital Appreciation ................                  99                           602
Growth Stock ..............................                 438                        11,458
Large Cap Core Stock ......................                 435                         8,063
Capital Guardian Domestic Equity ..........                 289                         2,907
T. Rowe Price Equity Income ...............                  25                         1,198
Index 500 Stock ...........................              15,161                        42,620
Asset Allocation ..........................                  73                         3,222
Balanced ..................................              11,986                       147,425
High Yield Bond ...........................                  95                         3,087
Select Bond ...............................               4,339                        14,309
Money Market ..............................                 782                         8,868
Fidelity VIP Mid Cap ......................                  84                         2,305
Russell Multi-Style Equity ................                  17                         3,015
Russell Aggressive Equity .................                 164                         2,332
Russell Non-U.S ...........................                  53                         2,530
Russell Core Bond .........................                  30                         1,471
Russell Real Estate Securities ............                 627                         5,080
                                                        -------                      --------
                                                        $37,900                      $340,602            378,502
                                                        -------                      --------

    The Accompanying Notes are an Integral Part of the Financial Statements.

NML Variable Annuity Account A

--------------------------------------------------------------------------------
Account A Financial Statements
--------------------------------------------------------------------------------

NML Variable Annuity Account A
Statement of Assets and Liabilities, continued
December 31, 2004
(in thousands)

Equity (continued)

                                                   Contracts Issued:             Contracts Issued:
                                               On or After March 31, 1995    On or After March 31, 1995
                                              and Prior to March 31, 2000   and Prior to March 31, 2000
Division                                           Front Load Version            Back Load Version
--------                                      ---------------------------   ---------------------------
Small Cap Growth Stock ....................             $   785                       $ 3,936
T. Rowe Price Small Cap Value .............                 603                         1,333
Aggressive Growth Stock ...................               1,868                        13,025
International Growth ......................                 374                           687
Franklin Templeton International Equity ...              1,384                         6,524
AllianceBernstein Mid Cap Value ...........                  96                           164
Index 400 Stock ...........................                 616                         3,239
Janus Capital Appreciation ................                  45                           183
Growth Stock ..............................               1,091                         6,778
Large Cap Core Stock ......................                 548                         4,013
Capital Guardian Domestic Equity ..........                 462                           912
T. Rowe Price Equity Income ...............                  84                           218
Index 500 Stock ...........................               2,165                        14,986
Asset Allocation ..........................                 867                         1,199
Balanced ..................................               2,768                        17,328
High Yield Bond ...........................                 377                         1,722
Select Bond ...............................               1,515                         4,485
Money Market ..............................                 786                         2,832
Fidelity VIP Mid Cap ......................                  85                           592
Russell Multi-Style Equity ................                 444                         1,429
Russell Aggressive Equity .................                 307                         1,228
Russell Non-U.S ...........................                 487                         1,240
Russell Core Bond .........................                 388                           892
Russell Real Estate Securities ............                 982                         1,808
                                                        -------                       -------
                                                        $19,127                       $90,753             109,880
                                                        -------                       -------

                                                   Contracts Issued:            Contracts Issued:
                                              On or After March 31, 2000   On or After March 31, 2000
Division                                          Front Load Version            Back Load Version
--------                                      --------------------------   --------------------------
Small Cap Growth Stock ....................             $  276                       $ 1,854
T. Rowe Price Small Cap Value .............                149                         1,048
Aggressive Growth Stock ...................                421                         2,846
International Growth ......................                130                           789
Franklin Templeton International Equity ...                311                         2,046
AllianceBernstein Mid Cap Value ...........                 40                           183
Index 400 Stock ...........................                320                         2,042
Janus Capital Appreciation ................                  3                           129
Growth Stock ..............................                210                         2,604
Large Cap Core Stock ......................                275                           935
Capital Guardian Domestic Equity ..........                192                           961
T. Rowe Price Equity Income ...............                 51                           189
Index 500 Stock ...........................                568                         4,421
Asset Allocation ..........................                802                         1,016
Balanced ..................................                201                         4,980
High Yield Bond ...........................                102                           772
Select Bond ...............................                301                         2,395
Money Market ..............................                229                         1,071
Fidelity VIP Mid Cap ......................                173                           480
Russell Multi-Style Equity ................                298                           659
Russell Aggressive Equity .................                104                           403
Russell Non-U.S ...........................                224                           506
Russell Core Bond .........................                155                           591
Russell Real Estate Securities ............                349                         1,746
                                                        ------                       -------
                                                        $5,884                       $34,666              40,550
                                                        ------                       -------            --------
Total Equity ..............................                                                              528,932
                                                                                                        --------
   Total Liabilities and Equity ...........                                                             $530,028
                                                                                                        ========

    The Accompanying Notes are an Integral Part of the Financial Statements.

                                                  NML Variable Annuity Account A

--------------------------------------------------------------------------------
Account A Financial Statements
--------------------------------------------------------------------------------

NML Variable Annuity Account A
Statements of Operations
(in thousands)

                                                                      Investment Income
                                                          ----------------------------------------
                                                                     Annuity Rate
                                                          Dividend    and Expense   Net Investment
                                                           Income     Guarantees     Income (Loss)
--------------------------------------------------------------------------------------------------
Year Ended December 31, 2004
Small Cap Growth Stock Division........................    $   --      $  (203)        $  (203)
T. Rowe Price Small Cap Value Division.................        12          (63)            (51)
Aggressive Growth Stock Division.......................        --         (651)           (651)
International Growth Division..........................        21          (32)            (11)
Franklin Templeton International Equity Division.......       531         (365)            166
AllianceBernstein Mid Cap Value Division...............         9           (9)             --
Index 400 Stock Division...............................        79         (138)            (59)
Janus Capital Appreciation Division....................         1           (5)             (4)
Growth Stock Division..................................       163         (278)           (115)
Large Cap Core Stock Division..........................       142         (174)            (32)
Capital Guardian Domestic Equity Division..............        71          (50)             21
T. Rowe Price Equity Income Division...................        20          (11)              9
Index 500 Stock Division...............................     1,046         (886)            160
Asset Allocation Division..............................        --          (64)            (64)
Balanced Division......................................     4,900       (2,278)          2,622
High Yield Bond Division...............................       399          (67)            332
Select Bond Division...................................     1,141         (312)            829
Money Market Division..................................       230         (185)             45
Fidelity VIP Mid Cap Division..........................        --          (22)            (22)
Russell Multi-Style Equity Division....................        37          (59)            (22)
Russell Aggressive Equity Division.....................         7          (50)            (43)
Russell Non-U.S. Division..............................        87          (47)             40
Russell Core Bond Division.............................        73          (33)             40
Russell Real Estate Securities Division................       168          (82)             86

Year Ended December 31, 2003
Small Cap Growth Stock Division........................    $   --      $  (187)        $  (187)
T. Rowe Price Small Cap Value Division.................        --          (36)            (36)
Aggressive Growth Stock Division.......................        --         (640)           (640)
International Growth Division..........................        14          (14)             --
Franklin Templeton International Equity Division.......       408         (284)            124
AllianceBernstein Mid Cap Value Division #.............         2           (2)             --
Index 400 Stock Division...............................        66         (107)            (41)
Janus Capital Appreciation Division #..................        --           (1)             (1)
Growth Stock Division..................................       194         (280)            (86)
Large Cap Core Stock Division..........................       139         (167)            (28)
Capital Guardian Domestic Equity Division..............        47          (26)             21
T. Rowe Price Equity Income Division #.................         4           (2)              2
Index 500 Stock Division...............................     1,074         (815)            259
Asset Allocation Division..............................        78          (39)             39
Balanced Division......................................     6,026       (2,229)          3,797
High Yield Bond Division...............................        11          (59)            (48)
Select Bond Division...................................     1,248         (358)            890
Money Market Division..................................       300         (280)             20
Fidelity VIP Mid Cap Division #........................        --           (4)             (4)
Russell Multi-Style Equity Division....................        26          (41)            (15)
Russell Aggressive Equity Division.....................         3          (33)            (30)
Russell Non-U.S. Division..............................        78          (31)             47
Russell Core Bond Division.............................        92          (31)             61
Russell Real Estate Securities Division................       227          (48)            179

#    Division commenced operations on May 1, 2003

    The Accompanying Notes are an Integral Part of the Financial Statements.

NML Variable Annuity Account A

     Realized and Unrealized Gain (Loss) on Investments
-----------------------------------------------------------
Realized Gain      Unrealized Appreciation       Net Gain         Increase in
  (Loss) on     (Depreciation) of Investments       on        Equity Derived from
 Investments          During the Period         Investments   Investment Activity
---------------------------------------------------------------------------------

   $   201                 $ 2,472                $ 2,673           $ 2,470
       535                     792                  1,327             1,276
    (3,024)                 10,089                  7,065             6,414
       247                     341                    588               577
      (394)                  5,476                  5,082             5,248
       122                      27                    149               149
       402                   1,301                  1,703             1,644
         3                      91                     94                90
    (1,242)                  2,541                  1,299             1,184
    (1,498)                  2,498                  1,000               968
       437                     232                    669               690
        65                      78                    143               152
     1,945                   4,979                  6,924             7,084
       112                     525                    637               573
     8,149                   1,060                  9,209            11,831
      (101)                    397                    296               628
     1,167                  (1,004)                   163               992
        --                      --                     --                45
        75                     457                    532               510
      (159)                    626                    467               445
       514                      36                    550               507
       (75)                    731                    656               696
        77                     (15)                    62               102
     1,089                   1,138                  2,227             2,313

   $  (817)                $ 5,347                $ 4,530           $ 4,343
       (87)                  1,067                    980               944
    (4,723)                 16,613                 11,890            11,250
        --                     469                    469               469
    (1,889)                  9,917                  8,028             8,152
        12                      58                     70                70
      (344)                  3,079                  2,735             2,694
         1                      14                     15                14
    (2,074)                  5,970                  3,896             3,810
    (1,905)                  4,887                  2,982             2,954
      (141)                    803                    662               683
         8                      30                     38                40
    (1,048)                 18,294                 17,246            17,505
       (81)                    701                    620               659
      (550)                 25,366                 24,816            28,613
      (321)                  1,567                  1,246             1,198
     1,416                    (949)                   467             1,357
        --                      --                     --                20
        46                      96                    142               138
      (338)                  1,264                    926               911
       (83)                  1,207                  1,124             1,094
      (389)                  1,237                    848               895
       119                     (56)                    63               124
       121                   1,025                  1,146             1,325

                                                  NML Variable Annuity Account A

--------------------------------------------------------------------------------
Account A Financial Statements
--------------------------------------------------------------------------------

NML Variable Annuity Account A
Statements of Changes in Equity
(in thousands)

                                                                                  Operations
                                                        --------------------------------------------------------------
                                                                                           Net
                                                                                        Change in        Increase in
                                                             Net            Net         Unrealized     Equity Derived
                                                         Investment      Realized      Appreciation    from Investment
                                                        Income (Loss)   Gain (Loss)   (Depreciation)      Activity
----------------------------------------------------------------------------------------------------------------------
Year Ended December 31, 2004
Small Cap Growth Stock Division......................      $ (203)        $   201        $ 2,472           $ 2,470
T. Rowe Price Small Cap Value Division...............         (51)            535            792             1,276
Aggressive Growth Stock Division.....................        (651)         (3,024)        10,089             6,414
International Growth Division........................         (11)            247            341               577
Franklin Templeton International Equity Division.....         166            (394)         5,476             5,248
AllianceBernstein Mid Cap Value Division.............          --             122             27               149
Index 400 Stock Division.............................         (59)            402          1,301             1,644
Janus Capital Appreciation Division..................          (4)              3             91                90
Growth Stock Division................................        (115)         (1,242)         2,541             1,184
Large Cap Core Stock Division........................         (32)         (1,498)         2,498               968
Capital Guardian Domestic Equity Division............          21             437            232               690
T. Rowe Price Equity Income Division.................           9              65             78               152
Index 500 Stock Division.............................         160           1,945          4,979             7,084
Asset Allocation Division............................         (64)            112            525               573
Balanced Division....................................       2,622           8,149          1,060            11,831
High Yield Bond Division.............................         332            (101)           397               628
Select Bond Division.................................         829           1,167         (1,004)              992
Money Market Division................................          45              --             --                45
Fidelity VIP Mid Cap Division........................         (22)             75            457               510
Russell Multi-Style Equity Division..................         (22)           (159)           626               445
Russell Aggressive Equity Division...................         (43)            514             36               507
Russell Non-U.S. Division............................          40             (75)           731               696
Russell Core Bond Division...........................          40              77            (15)              102
Russell Real Estate Securities Division..............          86           1,089          1,138             2,313

Year Ended December 31, 2003
Small Cap Growth Stock Division......................      $ (187)        $  (817)       $ 5,347           $ 4,343
T. Rowe Price Small Cap Value Division...............         (36)            (87)         1,067               944
Aggressive Growth Stock Division.....................        (640)         (4,723)        16,613            11,250
International Growth Division........................          --              --            469               469
Franklin Templeton International Equity Division.....         124          (1,889)         9,917             8,152
AllianceBernstein Mid Cap Value Division #...........          --              12             58                70
Index 400 Stock Division.............................         (41)           (344)         3,079             2,694
Janus Capital Appreciation Division #................          (1)              1             14                14
Growth Stock Division................................         (86)         (2,074)         5,970             3,810
Large Cap Core Stock Division........................         (28)         (1,905)         4,887             2,954
Capital Guardian Domestic Equity Division............          21            (141)           803               683
T. Rowe Price Equity Income Division #...............           2               8             30                40
Index 500 Stock Division.............................         259          (1,048)        18,294            17,505
Asset Allocation Division............................          39             (81)           701               659
Balanced Division....................................       3,797            (550)        25,366            28,613
High Yield Bond Division.............................         (48)           (321)         1,567             1,198
Select Bond Division.................................         890           1,416           (949)            1,357
Money Market Division................................          20              --             --                20
Fidelity VIP Mid Cap Division #......................          (4)             46             96               138
Russell Multi-Style Equity Division..................         (15)           (338)         1,264               911
Russell Aggressive Equity Division...................         (30)            (83)         1,207             1,094
Russell Non-U.S. Division............................          47            (389)         1,237               895
Russell Core Bond Division...........................          61             119            (56)              124
Russell Real Estate Securities Division..............         179             121          1,025             1,325

#    Division commenced operations on May 1, 2003

    The Accompanying Notes are an Integral Part of the Financial Statements.

NML Variable Annuity Account A

                         Equity Transactions                                                           Equity
-----------------------------------------------------------------------------------             ---------------------
                                                                     Increase
                                         Transfers    Transfers    (Decrease) in       Net
  Contract                 Surrenders   from Other    to Other    Equity Derived    Increase    Beginning
   Owners'      Annuity       and        Divisions    Divisions     from Equity    (Decrease)       of         End
Net Payments   Payments   Other (net)   or Sponsor   or Sponsor    Transactions    in Equity      Period    of Period
---------------------------------------------------------------------------------------------------------------------
   $1,625       $ (11)     $ (3,840)      $ 5,689     $ (8,520)      $ (5,057)      $ (2,587)    $ 18,466    $ 15,879
      640         (11)         (950)        5,546       (3,224)         2,001          3,277        4,572       7,849
    3,797         (27)       (8,888)        6,259      (10,219)        (9,078)        (2,664)      57,087      54,423
      392          (1)         (573)        3,499       (2,363)           954          1,531        2,232       3,763
    2,324         (22)       (4,554)        9,631       (7,087)           292          5,540       29,051      34,591
      116          (2)          (38)        1,410         (848)           638            787          443       1,230
    1,346         (11)       (1,544)        5,657       (5,760)          (312)         1,332       11,335      12,667
       73          --            (6)        1,091         (377)           781            871          190       1,061
    2,208          (4)       (3,482)        5,240       (7,107)        (3,145)        (1,961)      24,540      22,579
    1,205         (87)       (3,027)        3,029       (3,692)        (2,572)        (1,604)      15,873      14,269
      604         (10)         (419)        5,010       (3,687)         1,498          2,188        3,535       5,723
      179          (4)          (11)        2,193       (1,228)         1,129          1,281          484       1,765
    4,691        (238)      (11,391)       13,834      (14,627)        (7,731)          (647)      80,568      79,921
    1,403          --          (648)        3,717       (2,681)         1,791          2,364        4,815       7,179
    9,139        (652)      (26,742)        7,080      (10,957)       (22,132)       (10,301)     194,989     184,688
      608          (5)         (756)        3,476       (3,221)           102            730        5,425       6,155
    2,238         (72)       (4,264)       10,355      (11,153)        (2,896)        (1,904)      29,248      27,344
    2,590         (25)       (3,062)        7,876      (11,057)        (3,678)        (3,633)      18,201      14,568
      360          --          (204)        3,001         (978)         2,179          2,689        1,030       3,719
      788          (6)         (487)        4,508       (3,932)           871          1,316        4,546       5,862
      399          --          (447)        3,173       (2,858)           267            774        3,764       4,538
      541          (2)         (468)        4,554       (3,832)           793          1,489        3,551       5,040
      465          --          (393)        3,495       (2,616)           951          1,053        2,474       3,527
    1,240         (15)         (675)        7,510       (5,302)         2,758          5,071        5,521      10,592

   $1,691       $  (2)     $ (1,913)      $ 4,438     $ (4,512)      $   (298)      $  4,045     $ 14,421    $ 18,466
      622          --          (446)        2,709       (1,951)           934          1,878        2,694       4,572
    4,213         (28)       (7,671)        5,148       (7,808)        (6,146)         5,104       51,983      57,087
      231          --           (37)        1,930         (959)         1,165          1,634          598       2,232
    1,961         (13)       (3,483)        4,587       (4,662)        (1,610)         6,542       22,509      29,051
       66          --            (2)          457         (148)           373            443           --         443
    1,217          (4)       (1,769)        4,785       (3,911)           318          3,012        8,323      11,335
       39          --            (9)          154           (8)           176            190           --         190
    2,312          (3)       (3,795)        4,018       (5,293)        (2,761)         1,049       23,491      24,540
    1,434         (71)       (2,308)        2,136       (1,989)          (798)         2,156       13,717      15,873
      424         (10)         (380)        3,099       (1,951)         1,182          1,865        1,670       3,535
       55          --            (4)          526         (133)           444            484           --         484
    5,066        (228)      (11,228)       10,444      (10,285)        (6,231)        11,274       69,294      80,568
      913          --          (683)        2,154       (1,025)         1,359          2,018        2,797       4,815
    9,659        (600)      (21,746)        8,516      (10,744)       (14,915)        13,698      181,291     194,989
      588         (18)         (732)        2,767       (2,645)           (40)         1,158        4,267       5,425
    2,723         (86)       (5,006)        9,655      (10,829)        (3,543)        (2,186)      31,434      29,248
    4,170         (37)       (6,679)        8,733      (14,593)        (8,406)        (8,386)      26,587      18,201
       96          --           (11)        1,340         (533)           892          1,030           --       1,030
      464          (6)         (443)        2,871       (2,355)           531          1,442        3,104       4,546
      337          --          (706)        3,366       (2,546)           451          1,545        2,219       3,764
      339          (2)         (450)        2,550       (2,092)           345          1,240        2,311       3,551
      277          --          (487)        2,278       (2,023)            45            169        2,305       2,474
      736          (3)         (531)        3,665       (2,728)         1,139          2,464        3,057       5,521

                                                  NML Variable Annuity Account A

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

NML Variable Annuity Account A
(For a unit outstanding during the period)

                                                                     Dividend
                                                Unit Value,        Income as a %   Expense Ratio,
                                            as of Period End(3)      of Average       Lowest to       Total Return(5),
Division                                     Lowest to Highest     Net Assets(4)       Highest        Lowest to Highest
-------------------------------------------------------------------------------------------------   --------------------
Small Cap Growth Stock
   Year Ended 12/31/04.................   $1.100014 to $2.409091       0.00%       .40% to 1.25%     17.32%  to  18.33%
   Year Ended 12/31/03.................   $0.930572 to $2.035993       0.00%       .40% to 1.25%     31.41%  to  32.53%
   Year Ended 12/31/02.................   $0.702869 to $1.536295       0.16%       .40% to 1.25%    (19.44%) to (18.75%)
   Year Ended 12/31/01.................   $0.865935 to $1.890848       0.01%       .40% to 1.25%     (4.97%) to  (4.15%)
T. Rowe Price Small Cap Value (1)
   Year Ended 12/31/04.................   $1.549988 to $1.595527       0.20%       .40% to 1.25%     23.02%  to  24.07%
   Year Ended 12/31/03.................   $1.259912 to $1.285976       0.00%       .40% to 1.25%     33.48%  to  34.61%
   Year Ended 12/31/02.................   $0.943905 to $0.955324       0.57%       .40% to 1.25%     (6.75%) to  (5.96%)
   Period Ended 12/31/01...............   $1.012260 to $1.015860       0.44%       .40% to 1.25%      1.23%  to   1.59%
Aggressive Growth Stock
   Year Ended 12/31/04.................   $0.795400 to $5.207047       0.00%       .40% to 1.25%     12.80%  to  13.76%
   Year Ended 12/31/03.................   $0.699892 to $4.593218       0.00%       .40% to 1.25%     23.15%  to  24.19%
   Year Ended 12/31/02.................   $0.564112 to $3.711325       0.10%       .40% to 1.25%    (22.13%) to (21.47%)
   Year Ended 12/31/01.................   $0.719033 to $4.742335       0.11%       .40% to 1.25%    (20.88%) to (20.20%)
International Growth Stock (1)
   Year Ended 12/31/04.................   $1.286123 to $1.323909       0.73%       .40% to 1.25%     20.08%  to  21.10%
   Year Ended 12/31/03.................   $1.071062 to $1.093220       1.09%       .40% to 1.25%     37.27%  to  38.43%
   Year Ended 12/31/02.................   $0.780276 to $0.789715       0.73%       .40% to 1.25%    (13.42%) to (12.69%)
   Period Ended 12/31/01...............   $0.901258 to $0.904464       0.00%       .40% to 1.25%     (9.87%) to  (9.55%)
Franklin Templeton International Equity
   Year Ended 12/31/04.................   $1.161941 to $2.702895       1.73%       .40% to 1.25%     17.85%  to  18.85%
   Year Ended 12/31/03.................   $0.978611 to $2.282107       1.70%       .40% to 1.25%     38.72%  to  39.90%
   Year Ended 12/31/02.................   $0.700185 to $1.636881       2.12%       .40% to 1.25%    (18.43%) to (17.73%)
   Year Ended 12/31/01.................   $0.851962 to $1.996677       1.81%       .40% to 1.25%    (15.07%) to (14.35%)
AllianceBernstein Mid Cap Value (2)
   Year Ended 12/31/04.................   $1.547558 to $1.569608       1.09%       .40% to 1.25%     17.19%  to  18.19%
   Period Ended 12/31/03...............   $1.320512 to $1.328001       0.84%       .40% to 1.25%     32.05%  to  32.80%
Index 400 Stock
   Year Ended 12/31/04.................   $1.352705 to $1.722759       0.67%       .40% to 1.25%     14.82%  to  15.80%
   Year Ended 12/31/03.................   $1.169318 to $1.487736       0.72%       .40% to 1.25%     33.34%  to  34.47%
   Year Ended 12/31/02.................   $0.870423 to $1.106344       0.82%       .40% to 1.25%    (15.60%) to (14.88%)
   Year Ended 12/31/01.................   $1.023646 to $1.299809       0.01%       .40% to 1.25%     (1.90%) to  (1.06%)
Janus Capital Appreciation (2)
   Year Ended 12/31/04.................   $1.405312 to $1.425327       0.16%       .40% to 1.25%     18.19%  to  19.19%
   Period Ended 12/31/03...............   $1.189063 to $1.195801       0.11%       .40% to 1.25%     18.91%  to  19.58%
Growth Stock
   Year Ended 12/31/04.................   $0.774425 to $2.508557       0.70%       .40% to 1.25%      5.34%  to   6.24%
   Year Ended 12/31/03.................   $0.729643 to $2.369404       0.83%       .40% to 1.25%     17.47%  to  18.47%
   Year Ended 12/31/02.................   $0.616498 to $2.006974       1.16%       .40% to 1.25%    (21.81%) to (21.15%)
   Year Ended 12/31/01.................   $0.782628 to $2.554121       0.78%       .40% to 1.25%    (15.29%) to (14.56%)
Large Cap Core Stock
   Year Ended 12/31/04.................   $0.772557 to $2.070897       0.97%       .40% to 1.25%      6.82%  to   7.73%
   Year Ended 12/31/03.................   $0.717843 to $1.929029       0.97%       .40% to 1.25%     22.51%  to  23.56%
   Year Ended 12/31/02.................   $0.581563 to $1.566688       0.96%       .40% to 1.25%    (29.09%) to (28.49%)
   Year Ended 12/31/01.................   $0.814020 to $2.198364       0.80%       .40% to 1.25%     (8.92%) to  (8.14%)
Capital Guardian Domestic Equity (1)
   Year Ended 12/31/04.................   $1.159280 to $1.193398       1.60%       .40% to 1.25%     15.40%  to  16.38%
   Year Ended 12/31/03.................   $1.004585 to $1.025423       2.02%       .40% to 1.25%     32.74%  to  33.87%
   Year Ended 12/31/02.................   $0.756787 to $0.765966       1.82%       .40% to 1.25%    (22.22%) to (21.56%)
   Period Ended 12/31/01...............   $0.973004 to $0.976476       0.72%       .40% to 1.25%     (2.70%) to  (2.35%)
T. Rowe Price Equity Income (2)
   Year Ended 12/31/04.................   $1.394433 to $1.414287       1.92%       .40% to 1.25%     13.73%  to  14.70%
   Period Ended 12/31/03...............   $1.226098 to $1.233047       2.70%       .40% to 1.25%     22.61%  to  23.30%
Index 500 Stock
   Year Ended 12/31/04.................   $0.850261 to $4.327836       1.34%       .40% to 1.25%      9.32%  to  10.26%
   Year Ended 12/31/03.................   $0.771935 to $3.938953       1.49%       .40% to 1.25%     26.84%  to  27.92%
   Year Ended 12/31/02.................   $0.604035 to $3.089894       1.40%       .40% to 1.25%    (23.04%) to (22.38%)
   Year Ended 12/31/01.................   $0.779001 to $3.994853       1.32%       .40% to 1.25%    (12.98%) to (12.23%)

(1)  Division commenced operations on July 31, 2001.
(2)  Division commenced operations on May 1, 2003.
(3)  Year ended 12/31/03 unit value ranges revised from previous annual report.
(4)  Year ended 12/31/01 revised from previous reports.
(5) Total Return includes deductions for management and other expenses; excludes deductions for sales loads and other charges. Returns are not annualized for periods less than one year.

     The Accompanying Notes are an Integral Part of the Financial Statements

NML Variable Annuity Account A

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

NML Variable Annuity Account A
(For a unit outstanding during the period)

                                                             Dividend
                                       Unit Value,        Income as a %   Expense Ratio,
                                   as of Period End(3)      of Average       Lowest to       Total Return(5),
Division                           Lowest to Highest      Net Assets(4)       Highest        Lowest to Highest
---------------------------------------------------------------------------------------------------------------
Asset Allocation (1)
   Year Ended 12/31/04........   $1.117219 to $1.150060       0.00%        .40% to 1.25%     8.65%  to   9.58%
   Year Ended 12/31/03........   $1.028260 to $1.049545       2.12%        .40% to 1.25%    19.13%  to  20.14%
   Year Ended 12/31/02........   $0.863125 to $0.873571       2.26%        .40% to 1.25%   (11.37%) to (10.62%)
   Period Ended 12/31/01......   $0.973862 to $0.977328       1.20%        .40% to 1.25%    (2.61%) to  (2.27%)
Balanced
   Year Ended 12/31/04........   $1.087384 to $8.920173       2.61%        .40% to 1.25%     6.55%  to   7.46%
   Year Ended 12/31/03........   $1.012887 to $8.329807       3.25%        .40% to 1.25%    16.53%  to  17.52%
   Year Ended 12/31/02........   $0.862735 to $7.112654       3.92%        .40% to 1.25%    (8.68%) to  (7.91%)
   Year Ended 12/31/01........   $0.937735 to $7.750204       4.26%        .40% to 1.25%    (4.36%) to  (3.54%)
High Yield Bond
   Year Ended 12/31/04........   $1.401540 to $2.132449       6.98%        .40% to 1.25%    11.36%  to  12.31%
   Year Ended 12/31/03........   $1.249172 to $1.905353       0.21%        .40% to 1.25%    27.46%  to  28.54%
   Year Ended 12/31/02........   $0.972766 to $1.487426       9.94%        .40% to 1.25%    (4.10%) to  (3.28%)
   Year Ended 12/31/01........   $1.006773 to $1.543249       0.16%        .40% to 1.25%     3.72%  to   4.61%
Select Bond
   Year Ended 12/31/04........   $1.445569 to $1.003992       4.10%        .40% to 1.25%     3.44%  to   4.33%
   Year Ended 12/31/03........   $1.386996 to $0.584441       3.93%        .40% to 1.25%     4.18%  to   5.07%
   Year Ended 12/31/02........   $1.321394 to $0.108841       4.40%        .40% to 1.25%    10.70%  to  11.64%
   Year Ended 12/31/01........   $1.184790 to $9.086342       5.71%        .40% to 1.25%     8.99%  to   9.92%
Money Market
   Year Ended 12/31/04........   $1.110318 to $3.066057       1.42%        .40% to 1.25%     0.17%  to   1.03%
   Year Ended 12/31/03........   $1.100118 to $3.045469       1.26%        .40% to 1.25%    (0.02%) to   0.83%
   Year Ended 12/31/02........   $1.092171 to $3.030949       1.65%        .40% to 1.25%     0.39%  to   1.25%
   Year Ended 12/31/01........   $1.079788 to $3.004024       3.80%        .40% to 1.25%     2.62%  to   3.50%
Fidelity VIP Mid Cap (2)
   Year Ended 12/31/04........   $1.717354 to $1.741819       0.00%        .40% to 1.25%    23.11%  to  24.16%
   Period Ended 12/31/03......   $1.395022 to $1.402932       0.00%        .40% to 1.25%    39.50%  to  40.29%
Russell Multi-Style Equity
   Year Ended 12/31/04........   $0.804386 to $0.860463       0.73%        .40% to 1.25%     8.44%  to   9.37%
   Year Ended 12/31/03........   $0.736202 to $0.786751       0.72%        .40% to 1.25%    27.26%  to  28.34%
   Year Ended 12/31/02........   $0.574187 to $0.613006       0.60%        .40% to 1.25%   (24.14%) to (23.50%)
   Year Ended 12/31/01........   $0.751294 to $0.801293       0.46%        .40% to 1.25%   (15.28%) to (14.55%)
Russell Aggressive Equity
   Year Ended 12/31/04........   $1.203942 to $1.421771       0.17%        .40% to 1.25%    13.30%  to  14.27%
   Year Ended 12/31/03........   $1.054631 to $1.244218       0.11%        .40% to 1.25%    43.79%  to  45.01%
   Year Ended 12/31/02........   $0.727980 to $0.857996       0.00%        .40% to 1.25%   (20.06%) to (19.38%)
   Year Ended 12/31/01........   $0.903873 to $1.064253       0.11%        .40% to 1.25%    (3.58%) to  (2.76%)
Russell Non-U.S.
   Year Ended 12/31/04........   $0.905783 to $1.138748       2.07%        .40% to 1.25%    16.83%  to  17.82%
   Year Ended 12/31/03........   $0.769505 to $0.966479       2.94%        .40% to 1.25%    37.07%  to  38.23%
   Year Ended 12/31/02........   $0.557227 to $0.699179       1.48%        .40% to 1.25%   (16.20%) to (15.49%)
   Year Ended 12/31/01........   $0.659991 to $0.827309       0.60%        .40% to 1.25%   (23.00%) to (22.34%)
Russell Core Bond
   Year Ended 12/31/04........   $1.319453 to $1.384409       2.44%        .40% to 1.25%     3.36%  to   4.24%
   Year Ended 12/31/03........   $1.276523 to $1.328054       3.47%        .40% to 1.25%     4.83%  to   5.72%
   Year Ended 12/31/02........   $1.217720 to $1.256188       2.87%        .40% to 1.25%     7.49%  to   8.40%
   Year Ended 12/31/01........   $1.132872 to $1.158815       5.90%        .40% to 1.25%     6.07%  to   6.97%
Russell Real Estate Securities
   Year Ended 12/31/04........   $2.277262 to $2.519496       2.27%        .40% to 1.25%    33.20%  to  34.33%
   Year Ended 12/31/03........   $1.709672 to $1.877412       5.35%        .40% to 1.25%    35.51%  to  36.66%
   Year Ended 12/31/02........   $1.261665 to $1.375137       5.39%        .40% to 1.25%     2.51%  to   3.39%
   Year Ended 12/31/01........   $1.230726 to $1.331406       5.13%        .40% to 1.25%     6.49%  to   7.40%

(1)  Division commenced operations on July 31, 2001.
(2)  Division commenced operations on May 1, 2003.
(3)  Year ended 12/31/03 unit value ranges revised from previous annual report.
(4)  Year ended 12/31/01 revised from previous reports.
(5) Total Return includes deductions for management and other expenses; excludes deductions for sales loads and other charges. Returns are not annualized for periods less than one year.

     The Accompanying Notes are an Integral Part of the Financial Statements

                                                  NML Variable Annuity Account A

--------------------------------------------------------------------------------
Notes to Financial Statements
--------------------------------------------------------------------------------

NML Variable Annuity Account A
December 31, 2004

Note 1 -- NML Variable Annuity Account A (the "Account") is a segregated asset account of The Northwestern Mutual Life Insurance Company ("Northwestern Mutual") used to fund variable annuity contracts ("contracts") for HR-10 and corporate pension and profit-sharing plans which qualify for special tax treatment under the Internal Revenue Code. Currently, two versions of the contract are offered: Front Load contracts with a sales charge up to 4.5% of purchase payments and Back Load contracts with a withdrawal charge of 0-6%.

Note 2 -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Principal accounting policies are summarized below.

Note 3 -- All assets of each Division of the Account are invested in shares of the corresponding Portfolio of Northwestern Mutual Series Fund, Inc., Fidelity Variable Insurance Products Fund III and the Russell Investment Funds (collectively known as "the Funds"). The shares are valued at the Funds' offering and redemption prices per share. The Funds are open-end investment companies registered under the Investment Company Act of 1940.

Note 4 -- Annuity reserves are based on published annuity tables with age adjustment and benefit payments which reflect actual investment experience. For variable payment plans issued prior to January 1, 1974, annuity reserves are based on the 1955 American Annuity Table with assumed interest rates of 3% or 5%. For variable payment plans issued on or after January 1, 1974 and before January 1, 1985, annuity reserves are based on the 1971 Individual Annuity Mortality Table with assumed interest rates of 3.5% or 5%. For variable payment plans issued on or after January 1, 1985 and before January 1, 2002, annuity reserves are based on the 1983 Annuity Table a, adjusted with assumed interest rates of of 3.5% or 5%. For variable payment plans issued on or after January 1, 2002, annuity reserves are based on the 2000 Annuity Table with assumed interest rates of 3.5% or 5%.

Note 5 -- Dividend income and distributions of net realized gains from the Funds are recorded on the ex-date of the dividends. Transactions in the Funds' shares are accounted for on the trade date. The basis for determining cost on sale of the Funds' shares is identified cost. Purchases and sales of the Funds' shares for the year ended December 31, 2004 by each Division are shown as follows: (in thousands)

Division                                     Purchases    Sales
--------                                     ---------   -------
Small Cap Growth Stock ...................    $ 2,216    $ 7,489
T. Rowe Price Small Cap Value ............      3,495      1,486
Aggressive Growth Stock ..................      4,490     14,027
International Growth .....................      1,654        707
Franklin Templeton International Equity ..      5,550      5,045
AllianceBernstein Mid Cap Value ..........        815        102
Index 400 Stock ..........................      1,799      2,097
Janus Capital Appreciation ...............        784         10
Growth Stock .............................      3,018      6,280
Large Cap Core Stock .....................      1,749      4,364
Capital Guardian Domestic Equity .........      2,300        702
T. Rowe Price Equity Income ..............      1,316        141
Index 500 Stock ..........................      7,490     13,982
Asset Allocation .........................      2,512        786
Balanced .................................     22,364     35,010
High Yield Bond ..........................      1,221        781
Select Bond ..............................      4,794      6,074
Money Market .............................      3,288      7,120
Fidelity VIP Mid Cap .....................      2,379        231
Russell Multi-Style Equity ...............      1,398        548
Russell Aggressive Equity ................        863        487
Russell Non-U.S ..........................      1,347        513
Russell Core Bond ........................      1,525        470
Russell Real Estate Securities ...........      4,610      1,225

Note 6 -- A deduction for annuity rate and expense guarantees is determined daily and paid to Northwestern Mutual as compensation for assuming the risk that annuity payments will continue for longer periods than anticipated because the annuitants as a group live longer than expected, and the risk that the charges made by Northwestern Mutual may be insufficient to cover the actual costs incurred in connection with the contracts.

For contracts issued prior to December 17, 1981, the deduction is at an annual rate of 0.75% of the net assets of each Division attributable to these contracts. For these contracts, the rate may be increased or decreased by the Board of Trustees of Northwestern Mutual not to exceed a 1% annual rate.

For contracts issued after December 16, 1981 and prior to March 31, 1995, the deduction is at an annual rate of 1.25% of the net assets of each Division attributable to these contracts. For these contracts, the rate may be increased or decreased by the Board of Trustees of Northwestern Mutual not to exceed a 1.5% annual rate.

For contracts issued on or after March 31, 1995 and prior to March 31, 2000, for the Front Load version and the Back Load version, the deduction for annuity rate and expense guarantees is determined daily at annual rates of .4% and 1.25%, respectively, of the net assets of each Division

NML Variable Annuity Account A

--------------------------------------------------------------------------------
Notes to Financial Statements
--------------------------------------------------------------------------------

attributable to these contracts and is paid to Northwestern Mutual. For these contracts, the rates may be increased or decreased by the Board of Trustees of Northwestern Mutual not to exceed 0.75% and 1.5%, respectively.

For contracts issued on or after March 31, 2000, for the Front Load version and the Back Load version, the deduction for annuity rate and expense guarantees is determined daily at annual rates of 0.5% and 1.25%, respectively, of the net assets of each Division attributable to these contracts and is paid to Northwestern Mutual. For these contracts, the rates may be increased or decreased by the Board of Trustees of Northwestern Mutual not to exceed 0.75% and 1.5% annual rate, respectively. The current charges will not be increased for five years from the date of the most recent Prospectus.

Since 1995, Northwestern Mutual has paid a dividend to certain contracts. The dividend is reinvested in the Account and has been reflected as a Contract Owners' Net Payment in the accompanying financial statements.

Note 7 -- Northwestern Mutual is taxed as a "life insurance company" under the Internal Revenue Code and the operations of the Account form a part of and are taxed with those of Northwestern Mutual. Under current law, no federal income taxes are payable with respect to the Account. Accordingly, no provision for any such liability has been made.

                                                  NML Variable Annuity Account A

Notes to Financial Statements

Note 8 -- The changes in units outstanding for the years ended December 31, 2004 and December 31, 2003 by each Division are shown as follows:

(in thousands)

                                                                              Net
                                                       Units     Units     Increase
Year Ended December 31, 2004                          Issued   Redeemed   (Decrease)
------------------------------------------------------------------------------------
Small Cap Growth Stock Division ...................    4,063     6,458      (2,395)
T. Rowe Price Small Cap Value Division ............    4,175     2,874       1,301
Aggressive Growth Stock Division ..................    2,947     4,961      (2,014)
International Growth Division .....................    3,391     2,552         839
Franklin Templeton International Equity Division ..    5,656     5,462         194
AllianceBernstein Mid Cap Value Division ..........    1,040       606         434
Index 400 Stock Division ..........................    4,870     5,100        (230)
Janus Capital Appreciation Division ...............      941       347         594
Growth Stock Division .............................    3,756     5,069      (1,313)
Large Cap Core Stock Division .....................    2,750     4,063      (1,313)
Capital Guardian Domestic Equity Division .........    5,417     3,849       1,568
T. Rowe Price Equity Income Division ..............    1,778       983         795
Index 500 Stock Division ..........................    5,735     7,462      (1,727)
Asset Allocation Division .........................    5,202     3,483       1,719
Balanced Division .................................    2,656     5,463      (2,807)
High Yield Bond Division ..........................    2,205     2,158          47
Select Bond Division ..............................    1,951     2,105        (154)
Money Market Division .............................    4,294     5,909      (1,615)
Fidelity VIP Mid Cap Division .....................    2,236       822       1,414
Russell Multi-Style Equity Division ...............    7,390     6,249       1,141
Russell Aggressive Equity Division ................    3,129     2,931         198
Russell Non-U.S. Division .........................    5,537     4,703         834
Russell Core Bond Division ........................    3,121     2,391         730
Russell Real Estate Securities Division ...........    4,394     3,048       1,346

                                                                              Net
                                                       Units     Units     Increase
Year Ended December 31, 2003                          Issued   Redeemed   (Decrease)
------------------------------------------------------------------------------------
Small Cap Growth Stock Division ...................    1,313     1,642        (329)
T. Rowe Price Small Cap Value Division ............    1,206       443         763
Aggressive Growth Stock Division ..................    1,345     2,925      (1,580)
International Growth Division .....................    1,358        47       1,311
Franklin Templeton International Equity Division ..    1,303     2,311      (1,008)
AllianceBernstein Mid Cap Value Division # ........      337         1         336
Index 400 Stock Division ..........................    1,782     1,619         163
Janus Capital Appreciation Division # .............      168         8         160
Growth Stock Division .............................    1,345     2,675      (1,330)
Large Cap Core Stock Division .....................    1,234     1,742        (508)
Capital Guardian Domestic Equity Division .........    1,622       514       1,108
T. Rowe Price Equity Income Division # ............      427        40         387
Index 500 Stock Division ..........................    1,955     3,820      (1,865)
Asset Allocation Division .........................    2,218       791       1,427
Balanced Division .................................    1,670     4,645      (2,975)
High Yield Bond Division ..........................      591       591          --
Select Bond Division ..............................      560       761        (201)
Money Market Division .............................    1,793     4,875      (3,082)
Fidelity VIP Mid Cap Division # ...................      748         9         739
Russell Multi-Style Equity Division ...............    1,623       801         822
Russell Aggressive Equity Division ................    1,288       805         483
Russell Non-U.S. Division .........................    1,113       696         417
Russell Core Bond Division ........................      429       390          39
Russell Real Estate Securities Division ...........    1,208       427         781

#    The initial investment in this Division was made on May 1, 2003.

NML Variable Annuity Account A

--------------------------------------------------------------------------------
Notes to Financial Statements
--------------------------------------------------------------------------------

Note 9 -- Equity Values by Division are shown as follows:

                                                                                                     Contracts Issued:
                                                          Contracts Issued:                     After December 16, 1981 and
                                                     Prior to December 17, 1981                   Prior to March 31, 1995
                                              ----------------------------------------   -----------------------------------------
                                              Accumulation      Units                    Accumulation      Units
Division                                       Unit Value    Outstanding      Equity      Unit Value    Outstanding      Equity
-------------------------------------------   ------------------------------------------------------------------------------------
Small Cap Growth Stock ....................    $ 2.362099       109,482    $   258,607     $2.295965     3,802,743    $  8,730,965
T. Rowe Price Small Cap Value .............      1.576732       333,659        526,091      1.549988     2,570,619       3,984,429
Aggressive Growth Stock ...................      5.207047       216,240      1,125,972      4.853439     7,205,865      34,973,226
International Growth ......................      1.308297        66,474         86,968      1.286123     1,318,658       1,695,956
Franklin Templeton International Equity ...      2.702895       298,420        806,598      2.549602     9,136,339      23,294,028
AllianceBernstein Mid Cap Value ...........      1.560530        11,681         18,229      1.547558       445,044         688,731
Index 400 Stock ...........................      1.689185       195,467        330,180      1.641894     3,631,132       5,961,934
Janus Capital Appreciation ................      1.417108        69,675         98,737      1.405312       428,120         601,642
Growth Stock ..............................      2.508557       174,657        438,137      2.378175     4,808,629      11,435,761
Large Cap Core Stock ......................      2.070897       107,464        222,547      1.963264     3,976,283       7,806,493
Capital Guardian Domestic Equity ..........      1.179310       244,866        288,773      1.159280     2,469,092       2,862,369
T. Rowe Price Equity Income ...............      1.406111        17,766         24,981      1.394433       778,037       1,084,920
Index 500 Stock ...........................      4.327836     3,365,264     14,564,311      4.034071    10,241,868      41,316,423
Asset Allocation ..........................      1.136505        63,845         72,560      1.117219     2,883,707       3,221,732
Balanced ..................................      8.920173     1,159,730     10,344,992      7.950679    17,992,808     143,055,041
High Yield Bond ...........................      2.132449        44,448         94,783      2.021608     1,494,679       3,021,655
Select Bond ...............................     11.003992       389,008      4,280,641      9.805966     1,409,107      13,817,655
Money Market ..............................      3.066057       241,012        738,957      2.733012     3,143,984       8,592,546
Fidelity VIP Mid Cap ......................      1.731755        48,600         84,163      1.717354     1,329,255       2,282,801
Russell Multi-Style Equity ................      0.843681        19,899         16,788      0.820050     3,566,901       2,925,037
Russell Aggressive Equity .................      1.394059       117,602        163,944      1.355022     1,721,009       2,332,005
Russell Non-U.S ...........................      1.116570        47,879         53,460      1.085315     2,304,563       2,501,177
Russell Core Bond .........................      1.357433        21,821         29,621      1.319453     1,112,595       1,468,017
Russell Real Estate Securities ............      2.342872       267,730        627,257      2.277262     2,138,265       4,869,390
                                                                           -----------                                ------------
   Equity .................................                                 35,297,297                                 332,523,933
   Annuity Reserves .......................                                  2,602,524                                   8,077,229
                                                                           -----------                                ------------
   Total Equity ...........................                                $37,899,821                                $340,601,162
                                                                           ===========                                ============

                                                          Contracts Issued:                          Contracts Issued:
                                                   On or After March 31, 1995 and             On or After March 31, 1995 and
                                                       Prior to March 31, 2000                    Prior to March 31, 2000
                                                         Front Load Version                          Back Load Version
                                              ----------------------------------------   ----------------------------------------
                                              Accumulation      Units                    Accumulation      Units
Division                                       Unit Value    Outstanding     Equity       Unit Value    Outstanding      Equity
-------------------------------------------   -----------------------------------------------------------------------------------
Small Cap Growth Stock ....................    $ 2.409091        325,787   $   784,851     $2.295965     1,712,972    $ 3,932,924
T. Rowe Price Small Cap Value .............      1.595527        377,638       602,532      1.549988       859,969      1,332,942
Aggressive Growth Stock ...................      2.492488        721,162     1,797,488      4.853439     2,683,165     13,022,578
International Growth ......................      1.323909        282,589       374,122      1.286123       534,123        686,948
Franklin Templeton International Equity ...      2.274073        599,018     1,362,211      2.549602     2,558,418      6,522,948
AllianceBernstein Mid Cap Value ...........      1.569608         61,286        96,195      1.547558       105,699        163,575
Index 400 Stock ...........................      1.722759        357,716       616,258      1.641894     1,969,606      3,233,884
Janus Capital Appreciation ................      1.425327         31,432        44,801      1.405312       130,574        183,497
Growth Stock ..............................      2.386622        449,127     1,071,896      2.378175     2,850,035      6,777,882
Large Cap Core Stock ......................      1.969605        219,213       431,763      1.963264     2,043,826      4,012,570
Capital Guardian Domestic Equity ..........      1.193398        387,237       462,128      1.159280       786,823        912,148
T. Rowe Price Equity Income ...............      1.414287         59,772        84,535      1.394433       156,017        217,555
Index 500 Stock ...........................      2.731142        765,978     2,091,995      4.034071     3,714,145     14,983,125
Asset Allocation ..........................      1.150060        753,617       866,705      1.117219     1,073,076      1,198,861
Balanced ..................................      2.362380      1,092,299     2,580,425      7.950679     2,169,747     17,250,962
High Yield Bond ...........................      2.058316        183,314       377,318      2.021608       851,719      1,721,842
Select Bond ...............................      1.965614        757,710     1,489,365      9.805966       456,426      4,475,698
Money Market ..............................      1.423127        552,424       786,170      2.733012     1,036,337      2,832,321
Fidelity VIP Mid Cap ......................      1.741819         48,968        85,293      1.717354       344,943        592,389
Russell Multi-Style Equity ................      0.860463        515,940       443,947      0.820050     1,743,065      1,429,400
Russell Aggressive Equity .................      1.421771        215,733       306,723      1.355022       906,388      1,228,176
Russell Non-U.S ...........................      1.138748        427,270       486,553      1.085315     1,141,462      1,238,846
Russell Core Bond .........................      1.384409        280,195       387,904      1.319453       676,121        892,110
Russell Real Estate Securities ............      2.389375        410,965       981,949      2.277262       792,241      1,804,140
                                                                           -----------                                -----------
   Equity .................................                                 18,613,127                                 90,647,321
   Annuity Reserves .......................                                    514,105                                    105,942
                                                                           -----------                                -----------
   Total Equity ...........................                                $19,127,232                                $90,753,263
                                                                           ===========                                ===========

                                                  NML Variable Annuity Account A

--------------------------------------------------------------------------------
Notes to Financial Statements
--------------------------------------------------------------------------------

Note 9 (continued)

                                                        Contracts Issued:                           Contracts Issued:
                                                    On or After March 31, 2000                 On or After March 31, 2000
                                                        Front Load Version                          Back Load Version
                                              ---------------------------------------   ----------------------------------------
                                              Accumulation      Units                   Accumulation      Units
Division                                       Unit Value    Outstanding    Equity       Unit Value    Outstanding      Equity
-------------------------------------------   ---------------------------------------   ----------------------------------------
Small Cap Growth Stock ....................     $1.100014      251,224     $  276,350     $2.295965       807,685    $ 1,854,416
T. Rowe Price Small Cap Value .............      1.590166       93,388        148,502      1.549988       676,410      1,048,427
Aggressive Growth Stock ...................      0.795400      529,541        421,197      4.853439       586,290      2,845,523
International Growth ......................      1.319461       98,688        130,215      1.286123       612,955        788,336
Franklin Templeton International Equity ...      1.161941      267,886        311,268      2.549602       802,426      2,045,867
AllianceBernstein Mid Cap Value ...........      1.567025       25,432         39,853      1.547558       118,475        183,347
Index 400 Stock ...........................      1.352705      236,245        319,570      1.641894     1,243,725      2,042,065
Janus Capital Appreciation ................      1.422971        2,184          3,108      1.405312        92,052        129,362
Growth Stock ..............................      0.774425      270,550        209,521      2.378175     1,094,718      2,603,431
Large Cap Core Stock ......................      0.772557      356,388        275,330      1.963264       476,338        935,177
Capital Guardian Domestic Equity ..........      1.189385      161,426        191,998      1.159280       828,519        960,486
T. Rowe Price Equity Income ...............      1.411949       36,208         51,124      1.394433       135,189        188,512
Index 500 Stock ...........................      0.850261      667,647        567,674      4.034071     1,095,983      4,421,273
Asset Allocation ..........................      1.146198      700,184        802,550      1.117219       909,258      1,015,840
Balanced ..................................      1.087384      185,083        201,256      7.950679       626,327      4,979,725
High Yield Bond ...........................      1.401540       72,742        101,951      2.021608       381,731        771,710
Select Bond ...............................      1.445569      208,037        300,732      9.805966       244,264      2,395,244
Money Market ..............................      1.110318      206,056        228,788      2.733012       391,966      1,071,248
Fidelity VIP Mid Cap ......................      1.738950       99,545        173,104      1.717354       279,678        480,306
Russell Multi-Style Equity ................      0.804386      370,386        297,933      0.820050       803,974        659,299
Russell Aggressive Equity .................      1.203942       86,107        103,668      1.355022       297,297        402,844
Russell Non-U.S ...........................      0.905783      247,779        224,434      1.085315       466,440        506,234
Russell Core Bond .........................      1.368038      113,573        155,372      1.319453       448,227        591,414
Russell Real Estate Securities ............      2.519496      138,421        348,751      2.277262       766,749      1,746,088
                                                                           ----------                                -----------
   Equity .................................                                 5,884,249                                 34,666,174
   Annuity Reserves .......................                                        --                                         --
                                                                           ----------                                -----------
   Total Equity ...........................                                $5,884,249                                $34,666,174
                                                                           ==========                                ===========

NML Variable Annuity Account A

--------------------------------------------------------------------------------
Report of Independent Registered Public Accounting Firm
--------------------------------------------------------------------------------

[LOGO] PriceWaterhouseCoopers

To The Northwestern Mutual Life Insurance Company and
Contract Owners of NML Variable Annuity Account A

In our opinion, the accompanying statement of assets and liabilities, the related statements of operations, and of changes in equity and the financial highlights present fairly, in all material respects, the financial position of the NML Variable Annuity Account A and its Small Cap Growth Stock Division, T. Rowe Price Small Cap Value Division, Aggressive Growth Stock Division, International Growth Division, Franklin Templeton International Equity Division, AllianceBernstein Mid Cap Value Division, Index 400 Stock Division, Janus Capital Appreciation Division, Growth Stock Division, Large Cap Core Stock Division, Capital Guardian Domestic Equity Division, T. Rowe Price Equity Income Division, Index 500 Stock Division, Asset Allocation Division, Balanced Division, High Yield Bond Division, Select Bond Division, Money Market Division, Fidelity VIP Mid Cap Division, Russell Multi-Style Equity Division, Russell Aggressive Equity Division, Russell Non-U.S. Division, Russell Core Bond Division, and Russell Real Estate Securities Division at December 31, 2004, and the results of each of their operations, the changes in each of their equity and their financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of The Northwestern Mutual Life Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included direct confirmation of securities owned at December 31, 2004 with Northwestern Mutual Series Fund, Inc., Fidelity VIP Mid Cap Portfolio and the Russell Investment Funds, provide a reasonable basis for our opinion.


/s/ PricewaterhouseCoopers LLP
----------------------------------------
Milwaukee, Wisconsin
February 3, 2005

                         Report of Independent Registered Public Accounting Firm

The following financial statements of Northwestern Mutual should be considered only as bearing upon the ability of Northwestern Mutual to meet its obligations under the Contracts.

                   FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL


The Northwestern Mutual Life Insurance Company
Consolidated Statement of Financial Position
(in millions)
--------------------------------------------------------------------------------

                                                                 December 31,
                                                             -------------------
                                                               2004       2003
                                                             --------   --------
Assets:
   Bonds                                                     $ 60,930   $ 55,571
   Common and preferred stocks                                  7,414      6,577
   Mortgage loans                                              17,240     16,426
   Real estate                                                  1,619      1,481
   Policy loans                                                 9,750      9,546
   Other investments                                            5,774      4,851
   Cash and temporary investments                               2,949      2,594
                                                             --------   --------
      Total investments                                       105,676     97,046

   Due and accrued investment income                            1,133      1,126
   Net deferred tax assets                                        936      1,198
   Deferred premium and other assets                            1,894      1,790
   Separate account assets                                     14,318     12,662
                                                             --------   --------
      Total assets                                           $123,957   $113,822
                                                             ========   ========

Liabilities and Surplus:
   Reserves for policy benefits                              $ 87,588   $ 81,280
   Policyowner dividends payable                                3,910      3,770
   Interest maintenance reserve                                   943        815
   Asset valuation reserve                                      2,556      2,568
   Income taxes payable                                           665        737
   Other liabilities                                            5,043      4,443
   Separate account liabilities                                14,318     12,662
                                                             --------   --------
      Total liabilities                                       115,023    106,275

   Surplus                                                      8,934      7,547
                                                             --------   --------
      Total liabilities and surplus                          $123,957   $113,822
                                                             ========   ========

   The accompanying notes are an integral part of these financial statements.

                   FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL

The Northwestern Mutual Life Insurance Company
Consolidated Statement of Operations
(in millions)
--------------------------------------------------------------------------------

                                                              For the year ended
                                                                 December 31,
                                                        ------------------------------
                                                          2004       2003       2002
                                                        --------   --------   --------
Revenue:
   Premiums                                             $ 10,682   $ 10,307   $ 10,108
   Net investment income                                   6,117      5,737      5,477
   Other income                                              511        501        439
                                                        --------   --------   --------
      Total revenue                                       17,310     16,545     16,024
                                                        --------   --------   --------
Benefits and expenses:
   Benefit payments to policyowners and beneficiaries      4,487      4,079      3,902
   Net additions to policy benefit reserves                6,181      6,260      6,186
   Net transfers to separate accounts                        422        288        242
                                                        --------   --------   --------
      Total benefits                                      11,090     10,627     10,330

   Commissions and operating expenses                      1,741      1,690      1,580
                                                        --------   --------   --------
      Total benefits and expenses                         12,831     12,317     11,910
                                                        --------   --------   --------
Gain from operations before dividends and taxes            4,479      4,228      4,114
Policyowner dividends                                      3,880      3,765      3,792
                                                        --------   --------   --------
Gain from operations before taxes                            599        463        322
Income tax expense (benefit)                                (124)       (90)      (442)
                                                        --------   --------   --------
Net gain from operations                                     723        553        764
Net realized capital gains (losses)                           94        139       (606)
                                                        --------   --------   --------
      Net income                                        $    817   $    692   $    158
                                                        ========   ========   ========

   The accompanying notes are an integral part of these financial statements.

                   FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL

The Northwestern Mutual Life Insurance Company
Consolidated Statement of Changes in Surplus
(in millions)
--------------------------------------------------------------------------------

                                                         For the year ended
                                                            December 31,
                                                     -------------------------
                                                      2004      2003     2002
                                                     ------   -------   ------
Beginning of year balance                            $7,547   $ 7,217   $6,892
   Net income                                           817       692      158
   Change in net unrealized capital gains (losses)      645     1,171     (517)
   Change in net deferred income tax                     28      (137)      44
   Change in nonadmitted assets and other              (115)      (96)    (126)
   Change in asset valuation reserve                     12    (1,300)     766
                                                     ------   -------   ------
Net increase in surplus                               1,387       330      325
                                                     ------   -------   ------
End of year balance                                  $8,934   $ 7,547   $7,217
                                                     ======   =======   ======

   The accompanying notes are an integral part of these financial statements.

                   FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL

The Northwestern Mutual Life Insurance Company
Consolidated Statement of Cash Flows
(in millions)
--------------------------------------------------------------------------------

                                                                    For the year ended
                                                                       December 31,
                                                               ---------------------------
                                                                 2004      2003     2002
                                                               -------   -------   -------
Cash flows from operating activities:
   Premiums and other income received                          $ 7,584   $ 6,984   $ 6,947
   Investment income received                                    5,999     5,727     5,224
   Disbursement of policy loans, net of repayments                (199)     (254)     (264)
   Benefit payments to policyowners and beneficiaries           (4,650)   (4,312)   (4,130)
   Net transfers to separate accounts                             (418)     (284)     (257)
   Commissions, expenses and taxes paid                         (1,900)   (1,637)   (1,855)
                                                               -------   -------   -------
         Net cash provided by operating activities               6,416     6,224     5,665
                                                               -------   -------   -------
Cash flows from investing activities:
   Proceeds from investments sold or matured:
      Bonds                                                     47,537    75,838    60,865
      Common and preferred stocks                                3,300     2,392     1,766
      Mortgage loans                                             1,867     1,843     1,532
      Real estate                                                  109       356       468
      Other investments                                          1,258     1,047     1,646
                                                               -------   -------   -------
                                                                54,071    81,476    66,277
                                                               -------   -------   -------
   Cost of investments acquired:
      Bonds                                                     52,323    79,994    67,398
      Common and preferred stocks                                3,150     2,708     2,003
      Mortgage loans                                             2,670     2,534     2,005
      Real estate                                                  259       191       191
      Other investments                                          1,757     1,387       748
                                                               -------   -------   -------
                                                                60,159    86,814    72,345
                                                               -------   -------   -------
         Net cash applied to investing activities               (6,088)   (5,338)   (6,068)
                                                               -------   -------   -------
Cash flows from financing and miscellaneous sources:
   Net inflows on deposit-type contracts                            32       142       249
   Other cash applied                                               (5)     (248)      (50)
                                                               -------   -------   -------
         Net cash provided by (applied to) financing and
         other activities:                                          27      (106)      199
                                                               -------   -------   -------
         Net increase (decrease) in cash and
            temporary investments                                  355       780      (204)
Cash and temporary investments, beginning of year                2,594     1,814     2,018
                                                               -------   -------   -------
            Cash and temporary investments, end
               of year                                         $ 2,949   $ 2,594   $ 1,814
                                                               =======   =======   =======

   The accompanying notes are an integral part of these financial statements.

                   FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL


The Northwestern Mutual Life Insurance Company
Notes to Consolidated Statutory Financial Statements
December 31, 2004, 2003, and 2002
--------------------------------------------------------------------------------


1.   Basis of Presentation and Changes in Accounting Principles

     The accompanying consolidated statutory financial statements include the accounts of The Northwestern Mutual Life Insurance Company and its wholly-owned subsidiary, Northwestern Long Term Care Insurance Company (together, "the Company"). All intercompany balances and transactions have been eliminated. The Company offers life, annuity, disability income and long-term care insurance products to the personal, business and estate markets.

     The consolidated financial statements were prepared in accordance with accounting practices prescribed or permitted by the Office of the Commissioner of Insurance of the State of Wisconsin ("statutory basis of accounting"). See Notes 2 and 11. Financial statements prepared on the statutory basis of accounting differ from financial statements prepared in accordance with generally accepted accounting principles ("GAAP"), primarily because on a GAAP basis: (1) certain policy acquisition costs are deferred and amortized, (2) investment valuations and policy benefit reserves are established using different methods and assumptions, (3) deposit-type contracts, for which premiums, benefits and reserve changes are not included in revenue or benefits as reported in the statement of operations, are defined differently, (4) majority-owned, non-insurance subsidiaries are consolidated, (5) changes in deferred taxes are reported as a component of net income and (6) no deferral of realized investment gains and losses is permitted. The effects on the financial statements of the Company attributable to the differences between the statutory basis of accounting and GAAP are material.

2.   Summary of Significant Accounting Policies

     The preparation of financial statements in accordance with the statutory basis of accounting requires management to make estimates or assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the periods then ended. Actual future results could differ from these estimates and assumptions.

     Investments

     See Note 3 regarding the reported statement value and estimated fair value of the Company's investments in bonds, common and preferred stocks, mortgage loans and real estate.

     Policy Loans

     Policy loans primarily represent amounts borrowed from the Company by life insurance policyowners, secured by the cash value of the related policies, and are reported in the financial statements at unpaid principal balance.

     Other Investments

     Other investments consist primarily of partnership investments (including real estate, venture capital and leveraged buyout fund limited partnerships), real estate joint ventures, leveraged leases and unconsolidated non-insurance subsidiaries organized as limited liability companies. These investments are valued based on the equity method of accounting. Other investments also include derivative financial instruments. See Note 4 regarding the Company's use of derivatives and their presentation in the financial statements.

     Other investments include $104 million and $103 million of interests in oil and natural gas production at December 31, 2004 and 2003, respectively. These oil and gas interests are accounted for using the full cost method, a method permitted by the Office of the Commissioner of Insurance of the State of Wisconsin. The NAIC "Accounting Practices and Procedures Manual" does not provide accounting guidance for oil and gas interests.

                   FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL


The Northwestern Mutual Life Insurance Company
Notes to Consolidated Statutory Financial Statements
December 31, 2004, 2003, and 2002
--------------------------------------------------------------------------------


     Temporary Investments

     Temporary investments represent securities that had maturities of one year or less at purchase and are reported at amortized cost, which approximates fair value.

     Net Investment Income

     Net investment income primarily represents interest and dividends received or accrued on bonds, mortgage loans, policy loans and other investments. It also includes amortization of any purchase premium or discount using the interest method, adjusted prospectively for any change in estimated yield-to-maturity. Accrued investment income more than 90 days past due is nonadmitted and reported as a direct reduction of surplus. Accrued investment income that is ultimately deemed uncollectible is reported as a reduction of net investment income in the period that such determination is made. Net investment income also includes dividends paid to the Company from accumulated earnings of joint ventures, partnerships and unconsolidated non-insurance subsidiaries and prepayment fees on bonds and mortgages. Net investment income is reduced by investment management expenses, real estate depreciation, depletion related to energy assets and interest costs associated with securities lending.

     Interest Maintenance Reserve

     The Company is required to maintain an interest maintenance reserve ("IMR"). The IMR is used to defer realized gains and losses, net of income tax, on fixed income investments and derivatives that are attributable to changes in interest rates. Net realized gains and losses deferred to the IMR are amortized into investment income over the estimated remaining term to maturity of the investment sold or the asset/liability hedged by the derivative.

     Investment Capital Gains and Losses

     Realized capital gains and losses are recognized based upon specific identification of securities sold. Realized capital losses also include valuation adjustments for impairment of bonds, stocks, mortgage loans, real estate and other investments that have experienced a decline in fair value that management considers to be other-than-temporary. Factors considered in evaluating whether a decline in value is other-than-temporary include: (1) whether the decline is substantial, (2) the Company's ability and intent to retain the investment for a period of time sufficient to allow for an anticipated recovery in value, (3) the duration and extent to which the fair value has been less than cost, and (4) the financial condition and near-term prospects of the issuer in relation to the anticipated recovery period. Realized capital gains and losses as reported in the consolidated statement of operations exclude any IMR deferrals. See Note 3 regarding realized capital gains and losses.

     Unrealized capital gains and losses primarily represent changes in the reported fair value of common stocks and changes in valuation adjustments made for bonds in or near default. Changes in the Company's share of undistributed earnings of joint ventures, partnerships and unconsolidated non-insurance subsidiaries are also classified as changes in unrealized capital gains and losses. See Note 3 regarding changes in unrealized capital gains and losses.

     Asset Valuation Reserve

     The Company is required to maintain an asset valuation reserve ("AVR"). The AVR represents a reserve liability for invested asset valuation using a formula prescribed by the National Association of Insurance Commissioners ("NAIC"). The AVR is designed to protect surplus against potential declines in the value of the Company's investments. Increases or decreases in AVR are reported as direct adjustments to surplus.

     Separate Accounts

     See Note 7 regarding separate account assets and liabilities reported by the Company.

                   FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL


The Northwestern Mutual Life Insurance Company
Notes to Consolidated Statutory Financial Statements
December 31, 2004, 2003, and 2002
--------------------------------------------------------------------------------


     Premium Revenue

     Life insurance premiums are recognized as revenue at the beginning of each policy year. Annuity, disability income and long-term care insurance premiums are recognized as revenue when received by the Company. Considerations received on supplementary insurance contracts without life contingencies are deposit-type transactions and thereby excluded from revenue in the consolidated statement of operations. Premium revenue is reported net of ceded reinsurance, see Note 9.

     Other Income

     Other income primarily represents ceded reinsurance expense allowances and various insurance policy charges.

     Benefit Payments to Policyowners and Beneficiaries

     Benefit payments to policyowners and beneficiaries include death, surrender, disability and long-term care benefits, as well as matured endowments and payments on supplementary insurance contracts that include life contingencies. Benefit payments on supplementary insurance contracts without life contingencies are deposit-type transactions and thereby excluded from benefits in the consolidated statement of operations. Benefit payments are reported net of ceded reinsurance recoveries, see Note 9.

     Reserves for Policy Benefits

     See Note 5 regarding the methods and assumptions used to establish the Company's reserves for future insurance policy benefits.

     Commissions and Operating Expenses

     Commissions and other operating costs, including costs of acquiring new insurance policies, are generally charged to expense as incurred.

     Electronic Data Processing Equipment and Software

     The cost of electronic data processing ("EDP") equipment and operating system software used in the Company's business is generally capitalized and depreciated over three years using the straight-line method. Non-operating system software is generally capitalized and depreciated over a maximum of five years. EDP equipment and operating software assets of $37 million and $25 million at December 31, 2004 and 2003, respectively, are classified as other assets in the consolidated statement of financial position and are net of accumulated depreciation of $68 million and $56 million, respectively. Non-operating software costs, net of accumulated depreciation, are nonadmitted assets and thereby excluded from reported assets and surplus in the consolidated statement of financial position. Depreciation expense for EDP equipment and software totaled $56 million, $42 million and $27 million for the years ended December 31, 2004, 2003 and 2002, respectively.

     Furniture, Fixtures and Equipment

     The cost of furniture, fixtures and equipment, including leasehold improvements, is generally capitalized and depreciated over the useful life of the assets using the straight-line method. Furniture, fixtures and equipment costs, net of accumulated depreciation, are nonadmitted assets and thereby excluded from reported assets and surplus in the consolidated statement of financial position. Depreciation expense for furniture, fixtures and equipment totaled $7 million, $6 million and $6 million for the years ended December 31, 2004, 2003 and 2002, respectively.

     Policyowner Dividends

     Almost all life insurance and disability income policies and certain annuity contracts and long-term care policies issued by the Company are participating. Annually, the Company's Board of Trustees approves dividends payable on participating policies during the subsequent fiscal year,

                   FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL


The Northwestern Mutual Life Insurance Company
Notes to Consolidated Statutory Financial Statements
December 31, 2004, 2003, and 2002
--------------------------------------------------------------------------------


     which are accrued and charged to operations when approved. Participating policyowners generally have the option to direct their dividends to be paid in cash, used to reduce future premiums due or used to purchase additional insurance. Dividends used by policyowners to purchase additional insurance are reported as premiums in the consolidated statement of operations, but are not included in premiums received or benefit payments in the consolidated statement of cash flows.

     Nonadmitted Assets

     Certain assets are designated as nonadmitted on the statutory basis of accounting. Such assets, principally related to pension funding, amounts advanced to or due from the Company's field representatives, furniture, fixtures, equipment and non-operating software (net of accumulated depreciation) are excluded from reported assets and surplus in the consolidated statement of financial position. Changes in nonadmitted assets are reported as a direct adjustment to surplus.

3.   Investments

     Bonds

     Investments in bonds are reported in the financial statements at amortized cost, less any valuation adjustment. The interest method is used to amortize any purchase premium or discount. Use of the interest method for loan-backed bonds and structured securities includes estimates of future prepayments obtained from independent sources. Prepayment assumptions are updated at least annually. During 2004, the retrospective adjustment method was used to recognize related changes in the estimated yield-to-maturity of such securities. Prior to 2004, the prospective adjustment method was used. The cumulative effect of this change in method as of January 1, 2004 was immaterial.

     Valuation adjustments are made for bonds in or near default, which are reported at the lower of amortized cost or fair value, or for bonds with a decline in fair value that management considers to be other-than-temporary. See Note 2. At December 31, 2004 and 2003, the reported value of bonds was reduced by $42 million and $277 million, respectively, in valuation adjustments.

     Estimated fair value is based upon values published by the Securities Valuation Office ("SVO") of the NAIC. In the absence of SVO-published values, estimated fair value is based upon quoted market prices, if available. For bonds without quoted market prices, fair value is estimated using independent pricing services or internally developed pricing models.

     Statement value and estimated fair value of bonds at December 31, 2004 and 2003 were as follows:

                                                 Reconciliation to Estimated Fair Value
                                            -----------------------------------------------
                                                           Gross        Gross     Estimated
                                            Statement   Unrealized   Unrealized     Fair
     December 31, 2004                        Value        Gains       Losses       Value
                                            ---------   ----------   ----------   ---------
                                                               (in millions)
     U.S. Government                         $ 8,848      $  475       $ (47)      $ 9,276
     States, territories and possessions         264          43          (1)          306
     Special revenue and assessments          11,207         178         (28)       11,357
     Public utilities                          3,915         304          (6)        4,213
     Banks, trust and insurance companies      8,254         542         (41)        8,755
     Industrial and miscellaneous             28,442       1,621        (179)       29,884
                                             -------      ------       -----       -------
        Total                                $60,930      $3,163       $(302)      $63,791
                                             =======      ======       =====       =======

                   FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL


The Northwestern Mutual Life Insurance Company
Notes to Consolidated Statutory Financial Statements
December 31, 2004, 2003, and 2002
--------------------------------------------------------------------------------


                                                 Reconciliation to Estimated Fair Value
                                            -----------------------------------------------
                                                           Gross        Gross     Estimated
                                            Statement   Unrealized   Unrealized      Fair
     December 31, 2003                        Value        Gains       Losses       Value
     -----------------                      ---------   ----------   ----------   ---------
                                                               (in millions)
     U.S. Government                         $ 9,233      $  476       $ (42)      $ 9,667
     States, territories and possessions         374          56          (4)          426
     Special revenue and assessments          10,037         253         (41)       10,249
     Public utilities                          2,516         213          (6)        2,723
     Banks, trust and insurance companies      3,227          82         (24)        3,285
     Industrial and miscellaneous             30,184       2,303        (241)       32,246
                                             -------      ------       -----       -------
        Total                                $55,571      $3,383       $(358)      $58,596
                                             =======      ======       =====       =======

     Statement value and estimated fair value of bonds by contractual maturity at December 31, 2004 are presented below. Estimated maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                          Statement    Estimated
                                                            Value     Fair Value
                                                          ---------   ----------
                                                               (in millions)
     Due in one year or less                               $ 1,104      $ 1,123
     Due after one year through five years                  10,803       11,247
     Due after five years through ten years                 15,884       16,774
     Due after ten years                                    13,796       14,979
                                                           -------      -------
                                                            41,587       44,123

     Mortgage-backed and structured securities              19,343       19,668
                                                           -------      -------
        Total                                              $60,930      $63,791
                                                           =======      =======

     Common and Preferred Stocks

     Common stocks are generally reported in the financial statements at fair value, which is based upon quoted market prices, if available. For common stocks without quoted market prices, fair value is estimated using independent pricing services or internally developed pricing models. The equity method is generally used to value investments in common stock of unconsolidated non-insurance subsidiaries. See note 11 regarding the statement value of the Company's investment in Frank Russell Company.

     Preferred stocks rated "1" (highest quality), "2" (high quality), or "3" (medium quality) by the SVO are reported in the financial statements at amortized cost. All other preferred stock is reported at the lower of amortized cost or fair value. Estimated fair value is based upon quoted market prices, if available. For preferred stock without quoted market prices, fair value is estimated using independent pricing services or internally developed pricing models.

                   FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL


The Northwestern Mutual Life Insurance Company
Notes to Consolidated Statutory Financial Statements
December 31, 2004, 2003, and 2002
--------------------------------------------------------------------------------


     Valuation adjustments are made for preferred stocks rated 4 or less, which are reported at the lower of cost or fair value, or for common and preferred stocks with a decline in fair value that management considers to be other-than-temporary. At December 31, 2004 and 2003, the reported value of common and preferred stocks was reduced by $74 million and $182 million, respectively, in valuation adjustments.

     Mortgage Loans

     Mortgage loans are reported in the financial statements at unpaid principal balance, less any valuation allowance or unamortized commitment or origination fee. Such fees are generally deferred upon receipt and amortized into investment income using the interest method. Mortgage loans are collateralized by properties located throughout the United States and Canada. The Company attempts to minimize mortgage loan investment risk by diversification of borrowers, geographic locations and types of collateral properties.

     The maximum and minimum interest rates for mortgage loans originated during 2004 were 8.8% and 2.3%, respectively, while these rates during 2003 were 8.5% and 3.6%, respectively. The aggregate ratio of amounts loaned to the value of collateral for mortgage loans originated during 2004 and 2003 were 65% and 66%, respectively, with a maximum of 100% for any single loan during each of 2004 and 2003.

     Mortgage loans are considered impaired when, based on current information, management considers it probable that the Company will be unable to collect all principal and interest due according to the contractual terms of the loan. If necessary, a valuation adjustment is made to reduce the carrying value of an impaired loan to the lower of unpaid principal balance or estimated net realizable value based on appraisal of the collateral property. If the impairment is considered to be temporary, the valuation adjustment is reported as an unrealized loss. Valuation adjustments for impairments considered to be other-than-temporary are reported as realized losses. At December 31, 2004 and 2003, the reported value of mortgage loans was reduced by $1 and $13 million, respectively, in valuation adjustments.

     Real Estate

     Real estate investments are reported in the financial statements at cost, less any valuation adjustment, encumbrances and accumulated depreciation of buildings and other improvements using a straight-line method over the estimated useful lives of the improvements. An investment in real estate is considered impaired when, based on current information, the estimated fair value of the property is lower than depreciated cost. The estimated fair value is primarily based upon the present value of future cash flow (for commercial properties) or the capitalization of stabilized net operating income (for multi-family residential properties). When the Company determines that an investment in real estate is impaired, a valuation adjustment is made to reduce the carrying value to estimated fair value, net of encumbrances. Valuation adjustments are reported as a realized loss. At December 31, 2004 and 2003, the reported value of real estate investments was reduced by $4 million and $0, respectively, in valuation adjustments.

     At December 31, 2004 and 2003, the reported value of real estate included $190 million and $180 million, respectively, of real estate properties occupied by the Company.

     Leveraged Leases

     Leveraged leases primarily represent investments in commercial aircraft or real estate property that are leased to third parties and serve as collateral for non-recourse borrowings. Leveraged leases are valued at the present value of future minimum lease payments, plus the residual value of the leased asset and classified as other investments in the consolidated statement of financial

                   FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL


The Northwestern Mutual Life Insurance Company
Notes to Consolidated Statutory Financial Statements
December 31, 2004, 2003, and 2002
--------------------------------------------------------------------------------


     position. At December 31, 2004 and 2003, the reported value of leveraged leases was $458 million and $513 million, respectively. During 2004, the Company reported realized capital losses of $4 million upon renegotiation of leveraged leases on certain commercial aircraft and realized capital losses of $14 million upon a change in the estimated timing of tax benefits for certain real property leases. During 2002, the Company utilized $108 million in existing valuation allowances to absorb losses on declines in value of certain commercial aircraft leases that were considered to be other-than-temporary.

     Capital Gains and Losses

     Realized investment gains and losses for the years ended December 31, 2004, 2003 and 2002 were as follows:

                                        For the year ended               For the year ended               For the year ended
                                         December 31, 2004                December 31, 2003                December 31, 2002
                                  ------------------------------   ------------------------------   ------------------------------
                                                           Net                              Net                              Net
                                                        Realized                         Realized                         Realized
                                  Realized   Realized     Gains    Realized   Realized     Gains    Realized   Realized     Gains
                                    Gains     Losses    (Losses)     Gains     Losses    (Losses)     Gains     Losses    (Losses)
                                  --------   --------   --------   --------   --------   --------   -------    --------   --------
                                                                            (in millions)
     Bonds                         $  816    $  (369)    $ 447       $1,369   $  (861)    $ 508      $  950    $(1,237)    $(287)
     Common and
        preferred stocks              521       (211)      310          397      (402)       (5)        356       (619)     (263)
     Mortgage loans                    --         (1)       (1)          12        --        12          --         (4)       (4)
     Real estate                       48         (8)       40          198        --       198         121         (3)      118
     Other invested assets            325       (522)     (197)         145      (286)     (141)        158       (258)     (100)
                                   ------    -------     -----       ------   -------     -----      ------    -------     -----
                                   $1,710    $(1,111)      599       $2,121   $(1,549)      572      $1,585    $(2,121)     (536)
                                   ======    =======                 ======   =======                ======    =======
     Less: IMR gains (losses)                              317                              538                              264
     Less: Capital gains taxes
        (benefit)                                          188                             (105)                            (194)
                                                         -----                            -----                            -----
     Net realized capital gains
        (losses)                                         $  94                            $ 139                            $(606)
                                                         =====                            =====                            =====

     Proceeds from the sale of bond investments totaled $47 billion, $83 billion and $53 billion for the years ended December 31, 2004, 2003, and 2002, respectively.

     Realized losses (before capital gains taxes) included $116 million, $405 million and $588 million for the years ended December 31, 2004, 2003, and 2002, respectively, of valuation adjustments for declines in fair value of investments that were considered to be other-than-temporary.

     The amortized cost and estimated fair value of bonds and common and preferred stocks for which the estimated fair value had temporarily declined and remained below cost as of December 31, 2004 and 2003, were as follows:

                   FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL


The Northwestern Mutual Life Insurance Company
Notes to Consolidated Statutory Financial Statements
December 31, 2004, 2003, and 2002
--------------------------------------------------------------------------------


                                                     December 31, 2004
                           --------------------------------------------------------------------
                           Decline For Less Than 12 Months   Decline For Greater Than 12 Months
                           -------------------------------   ----------------------------------
                                        Fair                              Fair
                              Cost     Value    Difference        Cost    Value   Difference
                            -------   -------   ----------       ------  ------   ----------
                                                       (in millions)
     Bonds                  $13,173   $12,953     $(220)         $1,698  $1,616     $ (82)
     Common and
        preferred stocks        746       704       (42)            375     318       (57)
                            -------   -------     -----          ------  ------     -----
     Total                  $13,919   $13,657     $(262)         $2,073  $1,934     $(139)
                            =======   =======     =====          ======  ======     =====

                                                     December 31, 2003
                           --------------------------------------------------------------------
                           Decline For Less Than 12 Months   Decline For Greater Than 12 Months
                           -------------------------------   ----------------------------------
                                        Fair                              Fair
                              Cost     Value    Difference        Cost    Value   Difference
                            -------   -------   ----------       ------  ------   ----------
                                                       (in millions)
     Bonds                  $ 9,051   $ 8,804     $(247)         $1,559   $1,448     $(111)
     Common and
        preferred stocks        587       536       (51)            613      520       (93)
                            -------   -------     -----          ------   ------     -----
     Total                  $ 9,638   $ 9,340     $(298)         $2,172   $1,968     $(204)
                            =======   =======     =====          ======   ======     =====

     Changes in net unrealized investment gains and losses for the years ended December 31, 2004, 2003 and 2002 were as follows:

                                                 For the year ended December 31,
                                                 -------------------------------
                                                      2004    2003     2002
                                                     -----   ------   -----
                                                          (in millions)
     Bonds                                           $  42   $  188   $(150)
     Common and preferred stocks                       818    1,372    (436)
     Other investments                                  75      163    (172)
                                                     -----   ------   -----
                                                       935    1,723    (758)
     Change in deferred taxes                         (290)    (552)    241
                                                     -----   ------   -----
                                                     $ 645   $1,171   $(517)
                                                     =====   ======   =====

     Securities Lending

     The Company has entered into securities lending agreements whereby certain investment securities are loaned to third parties, primarily major brokerage firms. The aggregate statement value of loaned securities was $2.5 billion and $2.4 billion at December 31, 2004 and 2003, respectively. The Company's policy requires a minimum of 102% of the fair value of the loaned securities, calculated on a daily basis, as collateral in the form of either cash or securities held by the Company or a trustee. At December 31, 2004 and 2003, unrestricted cash collateral held by the Company of $2.6 billion and $2.5 billion, respectively, is classified as cash and invested assets and the offsetting collateral liability of $2.6 billion and $2.5 billion, respectively, is classified as other liabilities in the consolidated statement of financial position. At December 31, 2004 and 2003, additional non-cash collateral of $359 million and $482 million respectively, was held on the Company's behalf by a trustee and is not included in the consolidated statement of financial position.

                   FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL


The Northwestern Mutual Life Insurance Company
Notes to Consolidated Statutory Financial Statements
December 31, 2004, 2003, and 2002
--------------------------------------------------------------------------------


4.   Derivative Financial Instruments

     In the normal course of business, the Company enters into derivative transactions, generally to mitigate the risk to assets and surplus from fluctuations in interest rates, foreign currency exchange rates and other market risks.

     Cash flow and fair value hedges that qualify for hedge accounting are reported in a manner consistent with the item being hedged (e.g., at amortized cost or fair value). Cash flow and fair value hedges that do not qualify for hedge accounting are reported at fair value. Fair value is estimated as the amount that the Company would expect to receive or pay upon termination of the derivative contract as of the reporting date. The reported statement value of derivatives is classified as other investments in the consolidated statement of financial position.

     Gains or losses realized upon maturity or termination of derivative positions are generally reported as realized capital gains or losses, net of tax. For derivatives that qualify for hedge accounting, gains or losses realized due to changes in market interest rates are deferred to the IMR, net of tax, and amortized into investment income over the estimated remaining term to maturity of the item being hedged. Gains or losses resulting from reporting open derivative positions at fair value are reported as unrealized capital gains or losses.

     In addition to cash flow and fair value hedges, the Company entered into replication transactions during 2004 and 2003. A replication transaction is a derivative transaction entered into in conjunction with other investment transactions to replicate the investment characteristics of otherwise permissible investments.

     The Company does not take positions in derivatives for income generation purposes.

     The Company implemented Statement of Statutory Accounting Principles ("SSAP") No. 86, Accounting for Derivative Instruments and Hedging Activities, which superceded SSAP 31 effective January 1, 2003. Upon implementation, the Company had the option of applying the new guidance to all derivatives as of January 1, 2003 or continuing to use the existing guidance of SSAP 31 for all derivatives held as of December 31, 2002. The Company chose to apply SSAP 86 guidance retroactively to derivatives held prior to January 1, 2003. The impact on surplus from the adoption of SSAP 86 was immaterial.

     The Company held the following derivative positions at December 31, 2004 and 2003:

                   FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL


The Northwestern Mutual Life Insurance Company
Notes to Consolidated Statutory Financial Statements
December 31, 2004, 2003, and 2002
--------------------------------------------------------------------------------


                                           December 31, 2004              December 31, 2003
                                     ----------------------------   ----------------------------
                                     Statement   Notional    Fair   Statement   Notional   Fair
         Derivative Instrument         Value      Amount    Value     Value      Amount    Value
     -----------------------------   ---------   --------   -----   ---------   --------   -----
                                                            (in millions)
     Cash Flow Hedges:
        Foreign currency swaps          $ --      $   93    $(14)      $ --      $   36    $ (2)
        Interest rate swaps               --         351       9         --         473       6
        Interest rate basis swaps         --          80      --         --          --      --
        Commodity swaps                   --           3      --         --          --      --
        Swaptions                         30         681      21         23         521      25
        Interest rate floors              17         925      36         13         775      38

     Fair Value Hedges:
        Short equity futures              --          --      --         --          --      --
        Fixed income futures              --         345      --         --          --      --
        Foreign currency forwards        (72)      4,171     (72)       (43)      1,029     (43)
        Foreign currency covers           --          12      12
        Credit default swaps              (3)        220      (3)        --         203      (1)

     Replications:
        Fixed income                      --         210       2         --         230      (2)
        Long fixed income futures         --          --      --         --          --      --
        Long equity futures               --         152      --         --          28      --
        Construction loan forwards        --          82       3         --          --      --

     The notional or contractual amounts of derivative financial instruments are used to denominate the transactions and do not represent the amounts exchanged between the parties.

     Foreign currency swaps are cash flow hedges used to mitigate exposure to variable U.S. dollar cash flows from certain bonds denominated in foreign currencies. A foreign currency swap is a contractual agreement to exchange the currencies of two different countries at a specified rate of exchange in the future.

     Interest rate swaps are cash flow hedges used to mitigate exposure to interest rate risk on certain floating and fixed rate bonds. An interest rate swap is a contractual agreement to pay a rate of interest based upon a reference index in exchange for a fixed rate of interest established at the origination of the contract.

     Interest rate basis swaps are cash flow hedges used to mitigate the basis risk on certain hedges of variable rate preferred stocks. An interest rate basis swap is a contractual agreement to pay a rate of return based upon one reference index in exchange for receiving a rate of return based upon a different reference index.

     Commodity swaps are cash flow hedges used to mitigate exposure to market fluctuations for the forward sale of crude oil and natural gas production. Commodity swaps are contractual agreements whereby one party pays a floating commodity price in exchange for a specified fixed commodity price.

     Swaptions are cash flow hedges used to mitigate the asset/liability risks of a significant and

                   FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL


The Northwestern Mutual Life Insurance Company
Notes to Consolidated Statutory Financial Statements
December 31, 2004, 2003, and 2002
--------------------------------------------------------------------------------


     sustained increase or decrease in interest rates for certain of the Company's insurance products. A swaption is a contractual agreement whereby one party holds an option to enter into an interest rate swap with another party on predefined terms.

     Interest rate floors are cash flow hedges used to mitigate the asset/liability risks of a significant and sustained decrease in interest rates for certain of the Company's insurance products. Floors entitle the Company to receive settlement payments from the counterparties if interest rates decline below a specified level.

     Short equity index futures are fair value hedges used to mitigate exposure to market fluctuations for the Company's portfolio of common stocks. Futures contracts obligate the Company to buy or sell a financial instrument at a specified future date for a specified price.

     Fixed income futures are fair value hedges used to mitigate interest rate risk for a portion of the Company's fixed maturity investment portfolio. These futures contracts obligate the Company to buy or sell a financial instrument at a specified future date for a specified price. Unrealized losses of $2 million and unrealized gains of $8 million were recognized during 2004 and 2003, respectively, on contracts that were excluded from the assessment of hedge effectiveness.

     Foreign currency forwards are fair value hedges used to mitigate the foreign exchange risk for portfolios of investments denominated in foreign currencies. Foreign currency forward contracts obligate the Company to deliver a specified amount of foreign currency at a future date at a specified exchange rate. Unrealized losses of $29 million and $24 million were recognized during 2004 and 2003, respectively, on contracts that were excluded from the assessment of hedge effectiveness.

     Foreign currency covers are fair value hedges used to mitigate the foreign exchange risk on trades of investments denominated in foreign currencies. Foreign currency forward contracts obligate the Company to pay or receive a specified amount of foreign currency at a future date at a specified exchange rate.

     Credit default swaps are fair value hedges used to mitigate the credit risk associated with investments in bonds of specific issuers. A credit default swap allows the Company to put the bond to a counterparty at par upon a "credit event" sustained by the bond issuer. A credit event is defined as bankruptcy, failure to pay or obligation acceleration.

     Fixed income replications are used to replicate a bond investment through the use of credit default swaps, interest rate swaps and cash market instruments. These replication transactions, including the derivative components, are reported at amortized cost. During each of 2004 and 2003, the average fair value of such contracts was less than $1 million. No realized gains or losses were recognized during 2004 or 2003 on the termination of these contracts.

     Long fixed income futures replications are used to manage the duration of the fixed income portfolio and mitigate exposure to interest rate changes. These replication transactions are reported at fair value, with changes in fair value reflected as a component of unrealized gains and losses until such time as the contracts are terminated. During each of 2004 and 2003, the average fair value of such contracts was less than $1 million. Realized gains of $6 million and $29 million were recognized during 2004 and 2003 on the termination of these contracts.

     Long equity futures replications are used to gain equity market investment exposure. These replication transactions are reported at fair value, with changes in fair value reflected as a component of unrealized gains and losses until such time as the contracts are terminated. During each of 2004 and 2003, the average fair value of such contracts was less than $1 million.

                   FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL


The Northwestern Mutual Life Insurance Company
Notes to Consolidated Statutory Financial Statements
December 31, 2004, 2003, and 2002
--------------------------------------------------------------------------------


     Realized gains of $15 million and $28 million were recognized during 2004 and 2003, respectively, on the termination of these contracts.

     Construction loan forward replications are used to gain GNMA market investment exposure. These replication transactions are reported at amortized cost. During each of 2004 and 2003, the average fair value of such contracts was less than $1 million. No realized gains or losses were recognized during 2004 and 2003 on the termination of these contracts.

5.   Reserves for Policy Benefits

     Reserves for policy benefits represent the net present value of future policy benefits, less future policy premiums, estimated using actuarial methods based on mortality and morbidity experience tables and valuation interest rates prescribed or permitted by the Office of the Commissioner of Insurance of the State of Wisconsin ("OCI"). These actuarial tables and methods include assumptions regarding future mortality and morbidity. Actual future experience could differ from the assumptions used to make these reserve estimates.

     General account reserves for policy benefits at December 31, 2004 and 2003 are summarized below:

                                                                 December 31,
                                                              -----------------
                                                                2004      2003
                                                              -------   -------
                                                                (in millions)

     Life insurance reserves                                  $77,418   $71,441
     Annuity reserves and deposit liabilities                   5,037     4,940
     Disability income and long-term care
        unpaid claims and claim reserves                        3,234     3,083
     Disability income and long-term care
        active life reserves                                    1,899     1,816
                                                              -------   -------
        Total reserves for policy benefits                    $87,588   $81,280
                                                              =======   =======

     Life insurance reserves on substantially all policies issued since 1978 are based on the Commissioner's Reserve Valuation Method ("CRVM") using the 1958 or 1980 CSO mortality tables with interest rates ranging from 3 1/2% to 5 1/2%. Other life insurance reserves are primarily based on the net level premium method, using various mortality tables at interest rates ranging from 2% to 4 1/2%. As of December 31, 2004, the Company had $870 billion of total life insurance in-force, including $7.7 billion of life insurance in-force for which gross premiums were less than net premiums according to the standard valuation methods and assumptions prescribed by the OCI.

     Tabular cost has been determined from the basic data for the calculation of policy reserves. Tabular cost less actual reserves released has been determined from the basic data for the calculation of reserves and reserves released. Tabular interest has been determined from the basic data for the calculation of policy reserves. Tabular interest on funds not involving life contingencies is calculated as the product of the valuation rate of interest times the mean of the amount of funds subject to such rate held at the beginning and end of the year of valuation.

     Additional premiums are charged for substandard lives for policies issued after January 1, 1956. Net level premium or CRVM mean reserves are based on multiples of mortality tables or one-half the net flat or other extra mortality charge. The Company waives deduction of fractional

                   FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL


The Northwestern Mutual Life Insurance Company
Notes to Consolidated Statutory Financial Statements
December 31, 2004, 2003, and 2002
--------------------------------------------------------------------------------


     premiums upon death of an insured and returns any portion of the final premium beyond the date of death. Cash values are not promised in excess of the legally computed reserves.

     Deferred annuity reserves on contracts issued since 1985 are primarily based on the Commissioner's Annuity Reserve Valuation Method with interest rates ranging from 3 1/2% to 6 1/4%. Other deferred annuity reserves are based on contract value. Immediate annuity reserves are based on present value of expected benefit payments with interest rates ranging from 3 1/2% to 7 1/2%. Changes in future policy benefits on supplementary contracts without life contingencies are classified as deposit-type transactions and thereby excluded from net additions to policy benefit reserves in the consolidated statement of operations.

     At December 31, 2004 and 2003, the withdrawal characteristics of the Company's general account annuity reserves and deposit liabilities were as follows:

                                                                  December 31,
                                                                ---------------
                                                                 2004     2003
                                                                ------   ------
                                                                 (in millions)
     Subject to discretionary withdrawal
        - with market value adjustment                          $1,290   $1,354
        - without market value adjustment                        2,413    2,340
     Not subject to discretionary withdrawal                     1,334    1,246
                                                                ------   ------
        Total                                                   $5,037   $4,940
                                                                ======   ======

     Unpaid claims and claim reserves for disability income policies are based on the present value of expected benefit payments, primarily using the 1985 Commissioner's Individual Disability Table A ("CIDA"), modified for Company experience in the first four years of disability, with interest rates ranging from 3% to 5 1/2%. Unpaid claims and claim reserves for long-term care policies are based on the present value of expected benefit payments using industry-based long-term care experience with a 4 1/2% interest rate.

     Reserves for unpaid claims, losses and loss adjustment expenses on disability income and long-term care insurance were $3.2 billion and $3.1 billion at December 31, 2004 and 2003, respectively. The table below provides a summary of the changes in these reserves for the years ended December 31, 2004 and 2003.

                   FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL


The Northwestern Mutual Life Insurance Company
Notes to Consolidated Statutory Financial Statements
December 31, 2004, 2003, and 2002
--------------------------------------------------------------------------------


                                                            For the year ended
                                                               December 31,
                                                            ------------------
                                                               2004     2003
                                                              ------   ------
                                                               (in millions)

Balance at January 1                                          $3,083   $2,907
Incurred related to:
   Current year                                                  472      466
   Prior year                                                     45       50
                                                              ------   ------
      Total incurred                                             517      516

Paid related to:
   Current year                                                  (18)     (17)
   Prior year                                                   (348)    (323)
                                                              ------   ------
      Total paid                                                (366)    (340)
                                                              ------   ------
Balance at December 31                                        $3,234   $3,083
                                                              ======   ======

     The changes in reserves for incurred claims related to prior years are generally the result of ongoing analysis of recent loss development trends.

     Active life reserves for disability income policies issued since 1987 are primarily based on the two-year preliminary term method using the 1985 CIDA for morbidity with a 4% interest rate and. Active life reserves for prior disability income policies are based on the net level premium method, using the 1964 Commissioner's Disability Table for morbidity with interest rates ranging from 3% to 4%.

     Active life reserves for long-term care policies consist of mid-terminal reserves and unearned premium. Mid-terminal reserves are based on the one-year preliminary term method, industry-based morbidity experience, total terminations based on the 1983 Individual Annuity Mortality table without lapses or the 1983 Group Annuity Mortality table with lapses, with an interest rate of either 4% or 4.5%. For reserves using lapse assumptions, a separate calculation is performed using interest rates ranging from 5.2% to 6.0% and excluding lapses. Reserves resulting from the separate calculation are compared in the aggregate to the statutory minimum and the greater of the two is held.

6.   Premium and Annuity Considerations Deferred and Uncollected

     Gross deferred and uncollected insurance premiums represent life insurance premiums due to be received from policyowners through the next respective policy anniversary dates. Net deferred and uncollected premiums represent only the portion of gross premiums related to mortality charges and interest.

                   FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL


The Northwestern Mutual Life Insurance Company
Notes to Consolidated Statutory Financial Statements
December 31, 2004, 2003, and 2002
--------------------------------------------------------------------------------


     Deferred and uncollected premiums at December 31, 2004 and 2003 were as follows:

                        December 31, 2004   December 31, 2003
                        -----------------   -----------------
                         Gross      Net      Gross      Net
                         ------   ------     ------   ------
                                    (in millions)

Ordinary new business    $  162   $   76     $  171   $   76
Ordinary renewal          1,570    1,283      1,461    1,191
                         ------   ------     ------   ------
                         $1,732   $1,359     $1,632   $1,267
                         ======   ======     ======   ======

7.   Separate Accounts

     Separate account assets and related policy liabilities represent the segregation of balances attributable to variable life insurance and variable annuity products. Policyowners bear the investment performance risk associated with variable products. Separate account assets are invested at the direction of the policyowner in a variety of mutual fund options. Variable annuity policyowners also have the option to invest in a fixed interest rate annuity issued by the general account of the Company. Separate account assets are reported at fair value based primarily on quoted market prices.

     Following is a summary of separate account liabilities by withdrawal characteristic at December 31, 2004 and 2003:

                                                  December 31,
                                               -----------------
                                                 2004      2003
                                               -------   -------
                                                 (in millions)
     Subject to discretionary withdrawal
        - with market value adjustment         $11,987   $10,524
        - without market value adjustment           --        --
     Not subject to discretionary withdrawal     2,109     1,886
     Non-policy liabilities                        222       252
                                               -------   -------
        Total separate account liabilities     $14,318   $12,662
                                               =======   =======

     While separate account liability values are not guaranteed by the Company, the variable annuity and variable life insurance products represented in the separate accounts do include guaranteed minimum death benefits underwritten by the Company. At December 31, 2004 and 2003, general account reserves for policy benefits included $8 million and $11 million, respectively, that were attributable to these benefits.

     Premiums and other considerations received from variable life and variable annuity policyowners during the years ended December 31, 2004 and 2003 were $1.3 billion and $1.2 billion, respectively. These amounts are reported as premiums in the consolidated statement of operations. The subsequent transfer of these receipts to the separate accounts is reported in transfers to separate accounts in the consolidated statement of operations, net of amounts received from the separate accounts to provide for policy benefit payments to variable product policyowners.

                   FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL


The Northwestern Mutual Life Insurance Company
Notes to Consolidated Statutory Financial Statements
December 31, 2004, 2003, and 2002
--------------------------------------------------------------------------------


     Following is a summary reconciliation of amounts reported as transfers to and from separate accounts in the summary of operations of the Company's NAIC Separate Account Annual Statement with the amount reported as net transfers to separate accounts in the accompanying consolidated statement of operations for the years ended December 31, 2004, 2003 and 2002:

                                                      For the year ended December 31,
                                                      -------------------------------
                                                          2004      2003      2002
                                                        -------   -------   -------
                                                               (in millions)
From Separate Account Annual Statement:
   Transfers to separate accounts                       $ 1,428   $ 1,224   $ 1,341
   Transfers from separate accounts                      (1,012)   (1,125)   (1,300)
                                                        -------   -------   -------
                                                            416        99        41
Reconciling adjustments:
   Investment management and administrative charges          --        73        65
   Mortality, breakage and taxes                              6       116       136
                                                        -------   -------   -------
      Net transfers to separate accounts                $   422   $   288   $   242
                                                        =======   =======   =======

8.   Employee and Representative Benefit Plans

     The Company sponsors noncontributory defined benefit retirement plans for all eligible employees and field representatives ("Plans"). These include tax-qualified plans, as well as nonqualified plans that provide benefits to certain participants in excess of ERISA limits for qualified plans. The Company's policy is to fully fund the obligations of qualified plans in accordance with ERISA requirements. The Company contributed $38 million and $28 million to the qualified employee retirement plan during 2004 and 2003, respectively, and expects to contribute $37 million in 2005.

     In addition to defined pension benefits, the Company provides certain health care and life insurance benefits ("postretirement benefits") to retired employees, field representatives and eligible dependents. Substantially all employees and field representatives will become eligible for these benefits if they reach retirement age while working for the Company.

     Aggregate assets and projected benefit obligations of the defined benefit plans and for postretirement benefits at December 31, 2004 and 2003, and changes in assets and obligations for the years then ended, were as follows:

                                              Defined Benefit Plans   Postretirement Benefit Plans
                                              ---------------------   ----------------------------
                                                  2004     2003                2004   2003
                                                 ------   ------               ----   ----
                                                                  (in millions)
Fair value of plan assets at January 1           $1,738   $1,420               $ 20   $ 17
Changes in plan assets:
   Actual return on plan assets                     208      323                  4      5
   Company contributions                             38       28                 --
   Actual plan benefits paid                        (34)     (33)                (2)    (2)
                                                 ------   ------               ----   ----
Fair value of plan assets at December 31         $1,950   $1,738               $ 22   $ 20
                                                 ======   ======               ====   ====

Projected benefit obligation at January 1        $1,729   $1,499               $166   $131
Changes in benefit obligation:
   Service cost of benefits earned                   70       64                 18     15
   Interest cost on projected obligations           111      103                 11     10
   Projected plan benefits paid                     (40)     (38)               (10)    (9)
   Experience losses                                171      101                 11     19
                                                 ------   ------               ----   ----
Projected benefit obligation at December 31      $2,041   $1,729               $196   $166
                                                 ======   ======               ====   ====

                   FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL


The Northwestern Mutual Life Insurance Company
Notes to Consolidated Statutory Financial Statements
December 31, 2004, 2003, and 2002
--------------------------------------------------------------------------------


     Plan assets are invested primarily in common stocks and corporate debt securities through a separate account of the Company. The investment objective of the Plan is to maximize long-term total rate of return, consistent with prudent investment risk management and in accordance with ERISA requirements. Investments are made for the sole interest of the beneficiaries of the Plan. While significant exposure to publicly traded equity securities is warranted by the long-term nature of expected benefit payments, diversification across asset classes is maintained to provide a risk/reward profile consistent with the objectives of the Plan beneficiaries. Diversified equity investments are subject to an aggregate maximum exposure of 75%, with holdings in any one corporate issuer not to exceed 3% of total assets. Asset mix is re-balanced regularly to maintain holdings within target asset allocation ranges. The measurement date for plan assets is December 31, with the fair value of plan assets based primarily on quoted market values.

     Plan assets by asset class at December 31, 2004 and December 31, 2003 were as follows:

                                          Defined Benefit Plans            Postretirement Benefit Plans
                                  ------------------------------------   -------------------------------
                                    2004    % of FV    2003    % of FV   2004   % of FV   2003   % of FV
                                  -------   -------   ------   -------   ----   -------   ----   -------
                                                               (in millions)
     Bonds                         $  856      44%    $  742      42%     $ 9      43%     $ 9      42%
     Preferred stock                    7       0%        12       1%      --       0%      --       0%
     Common stock                   1,058      54%       953      55%      13      57%      11      57%
     Private equities and other        29       2%        31       2%      --       0%      --       0%
                                   ------     ---     ------     ---      ---     ---      ---     ---
     Total assets                  $1,950     100%    $1,738     100%     $22     100%     $20     100%
                                   ======     ===     ======     ===      ===     ===      ===     ===

     The projected benefit obligation ("PBO") represents the actuarial net present value of future benefit obligations. For defined benefit plans, PBO includes assumptions as to future salary increases. This measure is consistent with the ongoing concern assumption and is mandated for measuring pension obligations. The accumulated benefit obligation ("ABO") is similar to the calculation of the PBO, but is based only on current salaries, with no assumption of future salary increases. The aggregate ABO for the defined benefit plans of the Company were $1.6 billion and $1.4 billion at December 31, 2004 and 2003, respectively.

     Projected benefit obligations included $37 million and $28 million for non-vested employees at December 31, 2004 and 2003, respectively.

     The following table summarizes assumptions used in estimating the projected benefit obligations at December 31, 2004, 2003 and 2002:

                                               Defined Benefit Plans   Postretirement Benefit Plans
                                               ---------------------   ----------------------------
                                                 2004   2003   2002         2004   2003   2002
                                                 ----   ----   ----         ----   ----   ----
     Discount rate                               6.0%   6.5%   7.0%         6.0%   6.5%   7.0%
     Long-term rate of return on plan assets     8.0%   8.0%   8.5%         8.0%   8.0%   8.5%
     Annual increase in compensation             4.5%   4.5%   5.0%         4.5%   4.5%   5.0%

     The long term rates of return on plan assets are estimated assuming an allocation of plan assets among asset classes consistent with December 31, 2004. Returns are estimated by asset class based on the current risk free interest rate environment plus a risk premium. The risk premium is based on historical returns and other factors such as expected reinvestment returns and asset manager performance.

                   FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL


The Northwestern Mutual Life Insurance Company
Notes to Consolidated Statutory Financial Statements
December 31, 2004, 2003, and 2002
--------------------------------------------------------------------------------


     The projected benefit obligation for postretirement benefits at December 31, 2004 and 2003 also assumed an annual increase in future retiree medical costs of 10%, grading down to 5% over 5 years and remaining level thereafter. A further increase in the assumed healthcare cost trend of 1% in each year would increase the accumulated postretirement benefit obligation as of December 31, 2004 by $22 million and net periodic postretirement benefit expense during 2004 by $4 million. A decrease in the assumed healthcare cost trend of 1% in each year would reduce the accumulated postretirement benefit obligation as of December 31, 2004 and net periodic postretirement benefit expense during 2004 by the same amounts.

     On December 8, 2003, the Medicare Prescription Drug, Improvement and Modernization Act of 2003 ("the Act") was enacted. The Act introduces a prescription drug benefit under Medicare Part D beginning in 2006. Under the Act, employers who sponsor postretirement plans that provide prescription drug benefits that are actuarially equivalent to Medicare qualify to receive subsidy payments from the federal government. The Company has not determined whether the benefits under its existing postretirement plan are actuarially equivalent to the new Medicare benefit. As such, neither the projected benefit obligation nor the net periodic benefit cost for postretirement benefits reflects any amount associated with this Medicare subsidy.

     Following is an aggregate reconciliation of the funded status of the plans to the related financial statement liability reported by the Company at December 31, 2004 and 2003:

                                                   Defined Benefit Plans   Postretirement Benefit Plans
                                                   ---------------------   ----------------------------
                                                       2004     2003                 2004    2003
                                                      ------   ------               -----   -----
                                                                     (in millions)
     Fair value of plan assets at December 31         $1,950   $1,738               $  22   $  20
     Projected benefit obligation at December 31       2,041    1,729                 196     166
                                                      ------   ------               -----   -----
       Funded status                                     (91)       9                (174)   (146)
          Unrecognized net experience losses             450      368                  50      43
          Unrecognized initial net asset                (577)    (598)                 --      --
          Nonadmitted asset                             (114)     (76)                 --      --
                                                      ------   ------               -----   -----
     Net pension liability                            $ (332)  $ (297)              $(124)  $(103)
                                                      ======   ======               =====   =====

     Unrecognized net experience gains or losses represent cumulative amounts by which plan experience for return on plan assets or service costs have been more or less favorable than assumed. These differences accumulate without recognition in the Company's financial statements unless they exceed 10% of plan assets or projected benefit obligation, whichever is greater. If they exceed this limit, they are amortized into net periodic benefit costs over the remaining average years of service until retirement of the plan participants, which is currently fourteen years for employee plans and twelve years for field representative plans.

     Unrecognized initial net assets represent the amount by which the fair value of plan assets exceeded the projected benefit obligation for funded pension plans upon the adoption of the statutory basis of accounting for pensions as of January 1, 2001. The Company has elected not to record an initial asset for this excess, electing instead to amortize this initial asset as a credit to net periodic benefit cost in a systematic manner until exhausted.

     Any net pension assets for funded plans are nonadmitted and are thereby excluded from reported assets and surplus in the consolidated statement of financial position.

                   FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL


The Northwestern Mutual Life Insurance Company
Notes to Consolidated Statutory Financial Statements
December 31, 2004, 2003, and 2002
--------------------------------------------------------------------------------


     The components of net periodic benefit costs for the years ended December 31, 2004, 2003 and 2002 were as follows:

                                                      Defined Benefit Plans   Postretirement Benefits
                                                      ---------------------   -----------------------
                                                       2004    2003    2002      2004   2003   2002
                                                      -----   -----   -----      ----   ----   ----
                                                                       (in millions)
     Components of net periodic benefit cost:
        Service cost of benefits earned               $  70   $  64   $  54      $18    $15    $11
        Interest cost on projected obligations          111     103      95       11     10      9
        Amortization of experience gains and losses      13      34       5        1      2      1
        Amortization of initial net asset               (21)    (46)    (13)       -      -      -
        Expected return on plan assets                 (138)   (113)   (136)      (1)    (1)    (2)
                                                      -----   -----   -----      ---    ---    ---
           Net periodic expense                       $  35   $  42   $   5      $29    $26    $19
                                                      =====   =====   =====      ===    ===    ===

     The expected benefit payments under the defined benefit plans and the postretirement plans are as follows:

                 Defined
                 Benefit   Postretirement
                  Plans     Benefit Plans
                 -------   --------------
                      (in millions)
     2005          $ 44         $ 10
     2006            48           11
     2007            52           12
     2008            56           14
     2009            61           15
     2010-2014      393           95
                   ----         ----
                   $654         $157
                   ====         ====

     The Company also sponsors a contributory 401(k) plan for eligible employees and a noncontributory defined contribution plan for field representatives. For the years ended December 31, 2004, 2003 and 2002 the Company expensed total contributions to these plans of $24 million, $23 million and $22 million, respectively.

9.   Reinsurance

     The Company limits its exposure to life insurance death benefits by ceding insurance coverage to various reinsurers. The Company retains a maximum of $30 million of coverage per individual life and a maximum of $45 million of coverage per joint life. The Company also cedes a portion of its exposure to group disability benefits on a coinsurance basis and has an excess reinsurance contract for certain individual disability income policies issued prior to 1999 with retention limits varying based upon coverage type. The Company also participates in catastrophic risk sharing pools.

     Amounts shown in the consolidated financial statements are reported net of the impact of reinsurance. Reserves for policy benefits at December 31, 2004 and 2003 were reported net of ceded reserves of $1.2 billion and $1.0 billion, respectively.

                   FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL


The Northwestern Mutual Life Insurance Company
Notes to Consolidated Statutory Financial Statements
December 31, 2004, 2003, and 2002
--------------------------------------------------------------------------------


     The effect of reinsurance on premium revenue and benefits expense for the years ended December 31, 2004, 2003 and 2002 was as follows:

                                                 For the year ended December 31,
                                                 -------------------------------
                                                     2004      2003      2002
                                                   -------   -------   -------
                                                          (in millions)

     Direct premium revenue                        $11,397   $10,959   $10,706
     Premiums ceded                                   (715)     (652)     (598)
                                                   -------   -------   -------
        Net premium revenue                        $10,682   $10,307   $10,108
                                                   =======   =======   =======
     Direct benefit expense                         11,568    11,110    10,770
     Benefits ceded                                   (478)     (483)     (440)
                                                   -------   -------   -------
        Net benefit expense                        $11,090   $10,627   $10,330
                                                   =======   =======   =======

     In addition, the Company reported $207 million, $184 million and $172 million for the years ended December 31, 2004, 2003 and 2002, respectively, in allowances from reinsurers for reimbursement of commissions and other expenses on ceded business. These amounts are classified as other income in the consolidated statement of operations.

     Reinsurance contracts do not relieve the Company from its obligations to policyowners. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company attempts to minimize this risk by diversifying its reinsurance coverage among a number of reinsurers that meet its standards for strong financial condition. There were no reinsurance recoverables at December 31, 2004 and 2003 that were considered by management to be uncollectible.

10.  Income Taxes

     The Company files a consolidated federal income tax return including the following entities:

     Northwestern Mutual Investment Services, LLC     Baird Holding Company
     Northwestern International Holdings, Inc.        Frank Russell Company
     NML Real Estate Holdings, LLC and subsidiaries   Bradford, Inc.
     NML Securities Holdings, LLC and subsidiaries    Network Planning Advisors, LLC
     Northwestern Investment Management Company, LLC  Mason Street Advisors, LLC
     Northwestern Securities Holdings, LLC            NML - CBO, LLC
     Northwestern Mutual Trust Company                JYD Assets, LLC
     Chateau, LLC                                     Health Invest, LLC

     The Company collects from or refunds to these subsidiaries their share of consolidated income taxes determined under written tax-sharing agreements. During 2004, the Company sold its majority interest in Baird Holding Company (see Note 13) and intends to consolidate Baird's taxable income for the portion of 2004 prior to the sale. Federal income tax returns for years through 2001 are closed as to further assessment of tax. The liability for income taxes payable in the financial statements includes a provision for additional taxes that may become due with respect to the open tax years.

                  FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL


The Northwestern Mutual Life Insurance Company
Notes to Consolidated Statutory Financial Statements
December 31, 2004, 2003, and 2002
--------------------------------------------------------------------------------


     The Company accounts for deferred tax assets and liabilities, which reflect the financial statement impact of cumulative temporary differences between the tax and financial statement bases of assets and liabilities. The significant components of the net deferred tax asset at December 31, 2004 and 2003 were as follows:

                                              December 31,
                                            ---------------
                                             2004     2003    Change
                                            ------   ------   ------
                                             (in millions)
     Deferred tax assets:
        Policy acquisition costs            $  757   $  715   $  42
        Investment assets                      118      189     (71)
        Policy benefit liabilities           1,644    1,751    (107)
        Benefit plan obligations               284      252      32
        Guaranty fund assessments               10       12      (2)
        Nonadmitted assets                      61       54       7
        Other                                   37       58     (21)
                                            ------   ------   ------
           Gross deferred tax assets         2,911    3,031    (120)
                                            ------   ------   ------
     Deferred tax liabilities:
        Premium and other receivables          504      453      51
        Investment assets                    1,464    1,375      89
        Other                                    7        5       2
                                            ------   ------   ------
           Gross deferred tax liabilities    1,975    1,833     142
                                            ------   ------   ------
           Net deferred tax asset           $  936   $1,198   $(262)
                                            ======   ======   ======

     The statutory basis of accounting limits the amount of gross deferred tax assets that can be included in Company surplus. This limit is based on a formula that takes into consideration available loss carryback capacity, expected timing of reversal for existing temporary differences, gross deferred tax liabilities and the level of Company surplus. At December 31, 2004 and 2003, the Company's gross deferred tax assets did not exceed this limitation.

     Changes in deferred tax assets and liabilities related to unrealized gains and losses on investments are reported as a component of changes in unrealized capital gains and losses in the consolidated statement of changes in surplus. Other net changes in deferred tax assets and liabilities are direct adjustments to surplus and separately reported in the consolidated statement of changes in surplus.

     The major components of current income tax expense (benefit) were as follows:

                                                 For the year ended December 31,
                                                 -------------------------------
                                                        2004   2003    2002
                                                       -----   ----   -----
                                                           (in millions)
        Income tax                                     $ (85)  $(65)  $  26
        Tax credits                                      (39)   (25)    (15)
        Equity tax                                        --     --    (453)
                                                       -----   ----   -----
           Total current tax expense (benefit)         $(124)  $(90)  $(442)
                                                       =====   ====   =====

                  FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL


The Northwestern Mutual Life Insurance Company
Notes to Consolidated Statutory Financial Statements
December 31, 2004, 2003, and 2002
--------------------------------------------------------------------------------


     The Company's taxable income can vary significantly from gain from operations before taxes due to temporary and permanent differences in revenue recognition and expense deduction between book and tax.

     The Company is subject to an "equity tax" that is assessed only on mutual life insurance companies. In March 2002, Congress passed legislation that suspended assessments of equity tax for tax years 2001 through 2003. As a result, the related liability was released as a current tax benefit during 2002. While the Company was subject to the equity tax in 2004, legislation was enacted in April 2004 that permanently repealed the equity tax effective January 1, 2005.

     The Company's effective tax rates were 12%, 13% and 299% for the years ended December 31, 2004, 2003 and 2002, respectively. The effective rate is not the statutory rate applied to the Company's taxable income or loss by the Internal Revenue Service. It is a financial statement relationship that represents the ratio between the sum of total taxes, including those that affect net income and changes in deferred taxes not related to unrealized gains and losses on investments, to the sum of gain from operations before taxes and pretax net realized gains or losses. These financial statement effective rates were different than the applicable federal tax rate of 35% due primarily to differences between book and tax recognition of net investment income and realized capital gains and losses, prior year adjustments and the impact the of equity tax during 2002.

     Income taxes paid in the current and prior years of $1.3 billion are available at December 31, 2004 for recoupment in the event of future tax losses.

11.  Frank Russell Company Acquisition and Goodwill

     The Company acquired Frank Russell Company ("Russell") effective January 1, 1999. Russell, a global leader in multi-manager investment services, provides investment products and services in more than 35 countries. The initial purchase price of approximately $1.0 billion was funded with a combination of cash, senior notes issued by Russell and bank debt. The purchase agreement also called for additional contingent consideration to be paid to the former owners of Russell based upon the financial performance of Russell during the five year period ended December 31, 2003.

     The acquisition was accounted for using the statutory purchase method, whereby the excess of the acquisition price over the fair value of Russell net assets at the time of the acquisition was attributed to goodwill reported in the accounts of Russell. Further, the statutory purchase method required that the Company's cost basis of its investment in Russell be reduced, through a direct reduction of Company surplus, for the amount by which Russell goodwill exceeded 10% of the Company's surplus at the time of the acquisition.

     The Company applied for, and was granted, permission by the OCI for an alternative accounting treatment ("permitted practice"), whereby all Russell goodwill, including any subsequent additions to goodwill resulting from payment of contingent purchase consideration, be charged off as a direct reduction of Company surplus. This permitted practice differs from that required by the NAIC "Accounting Practices and Procedures Manual," which requires that any goodwill not in excess of 10% of the Company's surplus be amortized using a straight-line method over the period during which the acquiring entity benefits economically or ten years, whichever is shorter.

     At December 31, 2004, the Company had made cumulative direct reductions of its surplus for goodwill associated with the Russell acquisition of $981 million. These charge-offs exceeded the

                  FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL


The Northwestern Mutual Life Insurance Company
Notes to Consolidated Statutory Financial Statements
December 31, 2004, 2003, and 2002
--------------------------------------------------------------------------------


     Company's equity basis investment in Russell by $581 million, which is classified as a reduction of the Company's total investment in common stocks at that date.

     If the Company had not received permission for this alternative accounting treatment, Company surplus as reported in the statement of financial position would have been greater by $320 million, $358 million and $335 million at December 31, 2004, 2003 and 2002, respectively, and net income as reported in the statement of operations would have been lower by $61 million, $53 million and $52 million for the years then ended, respectively.

12.  Contingencies and Guarantees

     The Company has unconditionally guaranteed repayment of $350 million of senior notes and up to $50 million of bank borrowings owed by Russell.

     In the normal course of business, the Company has guaranteed certain obligations of other affiliates and made guarantees of operating leases or future minimum compensation payments on behalf of its field management. The maximum exposure under these guarantees totaled approximately $406 million at December 31, 2004. The Company believes that the likelihood is remote that payments will be required under these guarantees and therefore has not accrued a contingent liability in the consolidated statement of financial position. In addition, the Company routinely makes commitments to fund mortgage loans or other investments in the normal course of business. These commitments aggregated to $2.8 billion at December 31, 2004 and were extended at market interest rates and terms.

     The Company is engaged in various legal actions in the normal course of its investment and insurance operations. In the opinion of management, losses that may ultimately result from such actions would not have a material effect on the Company's financial position at December 31, 2004.

13.  Related Party Transactions

     On May 13, 2004 the Company sold its majority interest in Baird Holding Company ("Baird") to Baird management and employees. At the time of the sale, the Company owned approximately 51% of Baird common stock, with Baird management and employees owning the remainder. The Company realized a $30 million gain on the sale of its remaining interest in Baird, which is reported in realized capital gains in the consolidated statement of operations. The Company financed a substantial portion of the sales price through the purchase, at par, of $240 million of subordinated notes, with attached warrants, issued by Baird. Notes in the amount of $215 million remain outstanding at December 31, 2004 and are classified as bonds in the consolidated statement of financial position.

     During 2004, the Company refinanced a credit facility owed by Russell and provided additional capital through the purchase, at par, of $258 million of notes issued by Russell. Notes in the amount of $218 million remain outstanding at December 31, 2004 and are classified as bonds in the consolidated statement of financial position.

     During 2004, the Company transferred investments to a wholly-owned subsidiary as a capital contribution. The fair value of these securities was $222 million at the time of transfer. Realized capital gains of $2 million were recognized during 2004 upon the transfer of these assets.

     During 2003, the Company transferred investments to a majority-owned investment subsidiary as a capital contribution. The fair value of these securities was $219 million at the time of the

                  FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL


The Northwestern Mutual Life Insurance Company
Notes to Consolidated Statutory Financial Statements
December 31, 2004, 2003, and 2002
--------------------------------------------------------------------------------


     transfer. Realized capital losses of $7 million were recognized during 2003 upon the transfer of these assets.

14.  Fair Value of Financial Instruments

     The fair value of investment assets, including derivatives, and certain policy liabilities at December 31, 2004 and 2003 were as follows:

                                              December 31, 2004     December 31, 2003
                                             -------------------   -------------------
                                             Statement     Fair    Statement     Fair
                                               Value      Value      Value      Value
                                             ---------   -------   ---------   -------
                                                           (in millions)
     Assets:
        Bonds                                 $60,930    $63,791    $55,571    $58,596
        Common and preferred stocks             7,414      9,312      6,577      8,488
        Mortgage loans                         17,240     18,674     16,426     18,086
        Real estate                             1,619      2,415      1,481      2,122
        Policy loans                            9,750     10,771      9,546      9,839
        Other investments                       5,774      6,491      4,851      5,373
        Cash and short-term investments         2,949      2,949      2,594      2,594

     Liabilities:
        Investment-type insurance reserves    $ 4,023    $ 3,824    $ 3,989    $ 3,759

     Fair value of bonds, common and preferred stocks and derivative financial instruments are based upon quoted market prices, when available. For those not actively traded fair value is estimated using independent pricing services or internally developed pricing models. See Note 11 regarding the statement value of the Company's investment in Russell. The fair value of mortgage loans is estimated by discounting estimated future cash flows using market interest rates for debt with comparable credit risk and maturities. Real estate fair value is determined by discounting estimated future cash flows using market interest rates. Policy loan fair value is estimated based on discounted projected cash flows using market interest rates and assumptions regarding future loan repayments based on Company experience. Other investments include real estate joint ventures, which are valued by discounting estimated future cash flows using market interest rates, as well as other joint ventures and partnerships, for which the equity accounting basis approximates fair value.

     The fair value of investment-type insurance reserves is estimated by discounting estimated future cash flows at market interest rates for similar instruments with comparable maturities.

PRICEWATERHOUSECOOPERS
--------------------------------------------------------------------------------

                                               PricewaterhouseCoopers LLP
                                               100 E. Wisconsin Ave., Suite 1500
                                               Milwaukee WI 53202
                                               Telephone (414) 212 1600

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Policyowners of The Northwestern Mutual Life Insurance Company

We have audited the accompanying consolidated statement of financial position of The Northwestern Mutual Life Insurance Company and its subsidiary ("the Company") as of December 31, 2004 and 2003, and the related consolidated statements of operations, of changes in surplus and of cash flows for each of the three years in the period ended December 31, 2004. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with auditing standards of the Public Company Oversight Board (United States of America). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company prepared these consolidated financial statements using accounting practices prescribed or permitted by the Office of the Commissioner of Insurance of the State of Wisconsin (statutory basis of accounting), which practices differ from accounting principles generally accepted in the United States of America. Accordingly, the consolidated financial statements are not intended to represent a presentation in accordance with accounting principles generally accepted in the United States of America. The effects on the consolidated financial statements of the variances between the statutory basis of accounting and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

In our opinion, the consolidated financial statements audited by us (1) do not present fairly in conformity with generally accepted accounting principles, the financial position of The Northwestern Mutual Life Insurance Company and its subsidiary as of December 31, 2004 and 2003, or the results of their operations or their cash flows for each of the three years in the period ended December 31, 2004 because of the effects of the variances between the statutory basis of accounting and accounting principles generally accepted in the United States of America referred to in the preceding paragraph, and (2) do present fairly, in all material respects, the financial position of The Northwestern Mutual Life Insurance Company and its subsidiary as of December 31, 2004 and 2003 and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2004, on the basis of accounting described in Note 1.

PricewaterhouseCoopers LLP

January 24, 2005

                                     PART C
                                OTHER INFORMATION

Item 24. Financial Statements and Exhibits

     (a)  Financial Statements


          (1)  NML Variable Annuity Account A
          Included in the Statement of Additional Information are:
          Statement of Assets and Liabilities as of the end of the most recent fiscal year
          Statement of Operations for each of the two most recent fiscal years Statement of Changes in Equity for each of the two most recent fiscal years
          Financial Highlights for each of the four most recent fiscal years Notes to Financial Statements
          Report of Independent Registered Public Accounting Firm

          (2)  The Northwestern Mutual Life Insurance Company
          Included in the Statement of Additional Information are:
          Consolidated Statement of Financial Position at the end of each of the most recent two fiscal years
          Consolidated Statement of Operations for each of the three most recent fiscal years
          Consolidated Statement of Changes in Surplus for each of the three most recent fiscal years
          Consolidated Statement of Cash Flows for each of the most recent three fiscal years
          Notes to Consolidated Statutory Financial Statements
          Report of Independent Registered Public Accounting Firm


     (b)  Exhibits

     Exhibit B(6)         Amendment to By-laws of The Northwestern Mutual Life
                          Insurance Company dated January 26, 2005

     Exhibit B(10)        Consent of PricewaterhouseCoopers LLP

     The following exhibits were filed in electronic format with Post-Effective Amendment No. 7 to the Registration Statement on Form N-4 for NML Variable Annuity Account A, File No. 333-72913, CIK 0000790162, dated April 29, 2004, and are incorporated herein by reference:

     Exhibit B(4)(a)      Amended Flexible Payment Variable Annuity Front Load
                          Contract, RR.V.A. FR. (0704), including Contract amendment (sex neutral)

     Exhibit B(4)(a)(1)   Amended Flexible Payment Variable Annuity Back Load
                          Contract, RR.V.A. BK. (0704), including Contract amendment (sex neutral)

     Exhibit B(4)(b)      Amended Variable Annuity Front Load and Back Load
                          Contract Payment Rate Tables, RR.V.A. FR. (0704) and
                          RR.V.A.BK. (0704), included in Exhibits B(4)(a) and
                          B(4)(a)(1) above (sex distinct)

     Exhibit B(4)(c)      Amended Enhanced Death Benefit for Front Load and Back
                          Load Contracts, VA. EDB. (0803), included in Exhibits
                          B(4)(a) and B(4)(a)(1) above

     Exhibit B(4)(d)      Waiver of Withdrawal Charge for Back Load Contract,
                          VA.WWC. (032000), included in Exhibit B(4)(a)(1) above

     Exhibit B(5)         Amended Application forms for Front Load and Back Load
                          Contracts, included in Exhibits B(4)(a) and B(4)(a)(1) above

     The following exhibit was filed in electronic format with Post-Effective Amendment No. 6 to the Registration Statement on Form N-4 for NML Variable Annuity Account A, File No. 333-72913, CIK 0000790162, dated February 28, 2003, and is incorporated herein by reference:

     Exhibit B(6)         Amendment to By-laws of The Northwestern Mutual Life
                          Insurance Company dated December 4, 2002

     The following exhibit was filed in electronic format with Post-Effective Amendment No. 9 to the Registration Statement on Form N-6 for Northwestern Mutual Variable Life Account, File No. 33-89188, CIK 0000742277, dated February 28, 2003, and is incorporated herein by reference:

     Exhibit (h)(2)       Form of Participation Agreement among Variable
                          Insurance Products Funds, Fidelity Distributors
                          Corporation and The Northwestern Mutual Life Insurance
                          Company

     The following exhibits were filed in electronic format with Post-Effective Amendment No. 4 to the Registration Statement on Form N-4 for NML Variable Annuity Account A, File No. 333-72913, CIK 0000790162, dated May 31, 2001, and are incorporated herein by reference:

     Exhibit B(4)(a)      Flexible Payment Variable Annuity Front Load Contract,
                          RR.V.A. (032000), including Contract amendment (sex neutral)

     Exhibit B(4)(a)(1)   Flexible Payment Variable Annuity Back Load Contract,
                          RR.V.A. (032000), including Contract amendment (sex neutral)

     Exhibit B(4)(b)      Variable Annuity Front Load and Back Load Contract
                          Payment Rate Tables, RR.V.A.B (032000), included in
                          Exhibits B(4)(a) and B(4)(a)(1) above (sex distinct)

     Exhibit B(4)(c)      Enhanced Death Benefit for Front Load and Back Load
                          Contracts, VA. EDB. (032000), included in Exhibits
                          B(4)(a) and B(4)(a)(1) above

     Exhibit B(4)(d)      Waiver of Withdrawal Charge for Back Load Contract,
                          VA.WWC. (032000), included in Exhibit B(4)(a)(1) above

     Exhibit B(5)         Amended application forms for Front Load and Back Load
                          Contracts, included in Exhibits B(4)(a) and B(4)(a)(1) above

     The following exhibits were filed in electronic format with the Registration Statement on Form N-4 for NML Variable Annuity Account A, File No. 333-72913, CIK 0000790162, dated February 25, 1999, and are incorporated herein by reference:

     Exhibit B(8)(a)      Form of Participation Agreement Among Russell
                          Insurance Funds, Russell Fund Distributors, Inc. and
                          The Northwestern Mutual Life Insurance Company

     Exhibit B(8)(b)      Form of Administrative Service Fee Agreement between
                          The Northwestern Mutual Life Insurance Company and
                          Frank Russell Company

     The following exhibit was filed in electronic format with the Registration Statement on Form S-6 for Northwestern Mutual Variable Life Account, File No. 333-59103, CIK 0000742277, dated July 15, 1998, and is incorporated herein by reference.

     Exhibit A(6)(b)      Amended By-laws of The Northwestern Mutual Life
                          Insurance Company dated January 28, 1998

     The following exhibits were filed in electronic format with the Registration Statement on Form N-4 for NML Variable Annuity Account A, File No. 333-22455, CIK 0000790162, dated February 27, 1997, and are incorporated herein by reference:

     Exhibit 99(b) Resolution of the Board of Trustees of The Northwestern Mutual Life Insurance Company creating the Account and resolution of the Executive Committee designating the formations of "NML Variable Annuity Account A" and "NML Variable Annuity Account B"

     Exhibit A(3)(A)      Distribution Contract

     The following exhibit was filed in electronic format with Post-Effective Amendment No. 6 to the Registration Statement on Form N-4 for NML Variable Annuity Account A, File No. 33-58476, CIK 0000790162, dated November 13, 1995, and is incorporated herein by reference:

     EX-99.B1 Restated Articles of Incorporation of The Northwestern Mutual Life Insurance Company

Item 25. Directors and Officers of the Depositor

The following lists include all of the Trustees, executive officers and other officers of The Northwestern Mutual Life Insurance Company, without regard to their activities relating to variable annuity contracts or their authority to act or their status as "officers" as that term is used for certain purposes of the federal securities laws and rules thereunder.

TRUSTEES

Name                       Business Address
----                       ----------------

Edward E. Barr             Sun Chemical Corporation
                           222 Bridge Plaza South
                           Fort Lee, NJ 07024

John M. Bremer             The Northwestern Mutual Life
                              Insurance Company
                           720 East Wisconsin Avenue
                           Milwaukee, WI 53202

Peter W. Bruce             The Northwestern Mutual Life
                              Insurance Company
                           720 East Wisconsin Avenue
                           Milwaukee, WI 53202

Robert C. Buchanan         Fox Valley Corporation
                           100 West Lawrence Street
                           P.O. Box 727
                           Appleton, WI 54911

George A. Dickerman        68 Normandy Road
                           Longmeadow, MA 01106-1259

Connie K. Duckworth        ARZU
                           77 Stone Gate Lane
                           Lake Forest, IL 60045

Pierre S. du Pont          Richards, Layton & Finger
                           P.O. Box 551
                           1 Rodney Square
                           Wilmington, DE 19899

James D. Ericson           777 East Wisconsin Avenue
                           Suite 3010
                           Milwaukee, WI 53202

David A. Erne              Reinhart Boener Van Deuren sc
                           1000 North Water Street
                           Suite 2100
                           Milwaukee, WI 53202

J. E. Gallegos             Gallegos Law Firm
                           460 St. Michaels
                           Drive Building 300
                           Santa Fe, NM 87505

Stephen N. Graff           805 Lone Tree Road
                           Elm Grove, WI 53122-2014

Patricia Albjerg Graham    Graduate School of Education
                           Harvard University
                           420 Gutman
                           Cambridge, MA 02138

James P. Hackett           Steelcase Inc.
                           901 - 44th Street
                           Grand Rapids, MI 49508

Stephen F. Keller          101 South Las Palmas Avenue
                           Los Angeles, CA 90004

Barbara A. King            Landscape Structures, Inc.
                           Route 3
                           601-7th Street South
                           Delano, MN 55328

Margery Kraus              APCO Worldwide
                           1615 L Street, NW, Suite 900
                           Washington, DC 20036

J. Thomas Lewis            228 St. Charles Avenue
                           Suite 1024
                           New Orleans, LA 70130

Daniel F. McKeithan, Jr.   Tamarack Petroleum Company, Inc.
                           Suite 1920
                           777 East Wisconsin Avenue
                           Milwaukee, WI 53202

Ulice Payne, Jr.           Addison-Clifton, L.L.C.
                           Suite 245
                           13555 Bishop's Court
                           Brookfield, WI 53005

H. Mason Sizemore, Jr.     2054 N.W. Blue Ridge Drive
                           Seattle, WA 98177

Sherwood H. Smith, Jr.     CP&L
                           421 Fayetteville Street Mall
                           P.O. Box 1551
                           Raleigh, NC 27602

Peter M. Sommerhauser      Godfrey & Kahn, S.C.
                           780 North Water Street
                           Milwaukee, WI 53202-3590

John E. Steuri             52 River Ridge Road
                           Little Rock, AR 72227-1518

John J. Stollenwerk        Allen-Edmonds Shoe Corporation
                           201 East Seven Hills Road
                           P.O. Box 998
                           Port Washington, WI 53074-0998

Barry L. Williams          Williams Pacific Ventures, Inc.
                           4 Embarcadero Center, Suite 3700
                           San Francisco, CA 94111

Kathryn D. Wriston         c/o Shearman & Sterling
                           599 Lexington Avenue, Room 1064
                           New York, NY 10022

Edward J. Zore             The Northwestern Mutual Life
                              Insurance Company
                           720 East Wisconsin Avenue
                           Milwaukee, WI 53202

EXECUTIVE OFFICERS

Name                    Title
----                    -----

Edward J. Zore          President and Chief Executive Officer
John M. Bremer          Chief Operating Officer (Chief Compliance Officer)
Peter W. Bruce          Chief Insurance Officer
Deborah A. Beck         Executive Vice President (Planning and Technology)
William H. Beckley      Executive Vice President (Agencies)
Mason G. Ross           Executive Vice President and Chief Investment Officer
Mark G. Doll            Senior Vice President (Public Markets)
Richard L. Hall         Senior Vice President (Life Product)
William C. Koenig       Senior Vice President and Chief Actuary
Gregory C. Oberland     Senior Vice President (Insurance Operations)
Barbara F. Piehler      Senior Vice President  and Chief Information Officer
Gary A. Poliner         Senior Vice President & Chief Financial Officer
Marcia Rimai            Senior Vice President (Marketing)
Charles D. Robinson     Senior Vice President (Investment Products and Services)
John E. Schlifske       Senior Vice President (Investment Products and Services
                           and Affiliates)
Leonard F. Stecklein    Senior Vice President (Investment Products Operations)
Frederic H. Sweet       Senior Vice President (Corporate and Government
                           Relations)
Robert J. Berdan        Vice President, General Counsel and Secretary
Michael G. Carter       Vice President (Policyowner Services)
Steven T. Catlett       Vice President ( Investment Products)
David D. Clark          Vice President (Real Estate)
Gloster B. Current      Vice President (Corporate Planning)
Thomas E. Dyer          Vice President (Corporate Services)
Christine H. Fiasca     Vice President (Field System Administration)
John M. Grogan          Vice President (Field Services and Support)
John C. Kelly           Vice President and Controller
John L. Kordsmeier      Vice President (New Business)
Susan A. Lueger         Vice President (Human Resources)
Jeffrey J. Lueken       Vice President (Securities)
Jean M. Maier           Vice President (Compliance/Best Practices)
Meridee J. Maynard      Vice President (Disability Income and Long-Term Care)

Brenda F. Skelton       Vice President (Communications)
J. Edward Tippetts      Vice President (Field Development)
Martha M. Valerio       Vice President (Technology Research and Web Resources)

Name                    Title
----                    -----
Michael L. Youngman     Vice President (Government Relations)

OTHER OFFICERS

Name                    Title
----                    -----

John Abbott             Director DI Special Invest Unit/Field Benefit Reps
Carl Amick              Director DI Product/Standards
Jason Anderson          Assistant Director Tax
Mark Backe              Asst. General Counsel & Asst. Secretary
Walter Barlow           Assistant Director Education
Rebekah Barsch          Director-Annuity Prod
Beth M. Berger          Asst. General Counsel & Asst. Secretary
Frederick W. Bessette   Asst. General Counsel & Asst. Secretary
Maryann Bialo           Assistant Director DI Benefit
Carrie Bleck            Director Policyowner Services
Melissa Bleidorn        Asst. General Counsel & Asst. Secretary
Sandra Botcher          Asst. General Counsel & Asst. Secretary
Anne Brower             Asst. General Counsel & Asst. Secretary
Michael S. Bula         Asst. General Counsel & Asst. Secretary
Gwen Canady             Director Corporate Reporting
Kurt Carbon             Director Life Lay Standards
Walt Chossek            Director-Finance
Tom Christianson        Director Advanced Business Services
Alan Close              Director Accounting Policy
James Coleman           Vice President Brand and Advertising
Barbara Courtney        Director Mutual Fund Accounting
Dennis Darland          Assistant Director DI Benefit
Mark Diestelmeier       Asst. General Counsel & Asst. Secretary
John E. Dunn            Asst. General Counsel & Asst. Secretary
James R. Eben           Asst. General Counsel & Asst. Secretary
Carol Flemma            Director-IPS Bus Development/Sales Support
Don Forecki             Director Investment Operations
James C. Frasher        Asst. General Counsel & Asst. Secretary
John Garofani           Asst. General Counsel & Asst. Secretary
Sheila Gavin            Asst. General Counsel & Asst. Secretary
Don Gehrke              Director-Inv Client Services
Tim Gerend              Asst. General Counsel & Asst. Secretary
Wally Givler            Vice President Investment Accounting
Kevin M. Gleason        Asst. General Counsel & Asst. Secretary
Bob Gleeson             Vice President & Medical Director
Jason Goetze            Assistant Director Long Term Care Compliance/Sales
C. Claibourne Greene    Asst. General Counsel & Asst. Secretary
Tom Guay                Vice President Underwriting Standards
Greg Gurlik             Director Long Term Care Product Development
Gary Hewitt             Vice President Treasury & Investment Operations
Dick Hoffman            Vice President Audit
Diane Horn              Director NMIS Compliance
Elizabeth Idleman       Asst. General Counsel & Asst. Secretary

Name                    Title
----                    -----

Todd Jones              Asst Director- IPS Finance
Mark Kaprelian          Asst. General Counsel & Asst. Secretary
David B. Kennedy        Asst. General Counsel & Asst. Secretary
Jim Kern                Director DI Underwriting
Don Kiefer              Vice President Actuary
James Koelbl            Asst. General Counsel & Asst. Secretary
Abim Kolawole           Asst. General Counsel & Asst. Secretary
Robert Kowalsky         Vice President & Chief Architect
Carol L. Kracht         Vice President, Deputy General Counsel & Investment
                           Counsel
Pat Krueger             Director Annuity Customer Service
Todd Kuzminski          Assistant Director Investment Accounting
Dean Landry             Assistant Director Investment Accounting
Donna Lemanczyk         Director-Investment Closing
Elizabeth Lentini       Asst. General Counsel & Asst. Secretary
Sally J. Lewis          Asst. General Counsel & Asst. Secretary
James Lodermeier        Senior Actuary
George R. Loxton        Asst. General Counsel & Asst. Secretary
Dean Mabie              Asst. General Counsel & Asst. Secretary
Jon Magalska            Actuary
Raymond J. Manista      Vice President & Litigation Counsel
Steve Mannebach         Director Field Management Development
Jeff Marks              Director Special Projects
Steve Martinie          Asst. General Counsel & Asst. Secretary
Ted Matchulat           Director Product Compliance
Allan McDonnell         Director-Order Entry Desk
James L. McFarland      Asst. General Counsel & Asst. Secretary
Patrick McKeown         Investment Research Consultant
Larry S. Meihsner       Asst. General Counsel & Asst. Secretary
Bob Meilander           Vice President Corporate Actuary
Christopher Menting     Asst. General Counsel & Asst. Secretary
Richard E. Meyers       Asst. General Counsel & Asst. Secretary
Joanne Migliaccio       Director Field Services and Support
Michael Mihm            Asst Director-IPS Field Consulting
Lynn Milewski           Director Annuity New Business Compliance
Daniel Moakley          Asst. General Counsel & Asst. Secretary
Jill Mocarski           Medical Director
Karen Molloy            Director Banking & Cash Management
Diane Moro-Goane        Director Marketing Materials Review
Scott J. Morris         Asst. General Counsel & Asst. Secretary
Jennifer W. Murphy      Asst. General Counsel & Asst. Secretary
David K. Nelson         Asst. General Counsel & Asst. Secretary
Tim Nelson              Director Market Conduct
Mary S. Nelson          Asst. General Counsel & Asst. Secretary
Jeffrey Niehaus         Director- Business Retirement Markets
Kathleen Oman           Director-IPS Systems
Timothy Otto            Asst. General Counsel & Asst. Secretary
Art Panighetti          Vice President Tax
Randy M. Pavlick        Asst. General Counsel & Asst. Secretary
David W. Perez          Asst. General Counsel & Asst. Secretary
Judith L. Perkins       Asst. General Counsel & Asst. Secretary
Pete Peterson           Director Long Term Care Administration
William C. Pickering    Asst. General Counsel & Asst. Secretary

Name                    Title
----                    -----

Harvey W. Pogoriler     Asst. General Counsel & Asst. Secretary
Randy Powell            Medical Director
Thomas Rabenn           Asst. General Counsel & Asst. Secretary
Dave Remstad            Vice President Life Product
Tom Richards            Vice President Agency Development
Dick Richter            Vice President System Administration
Dan Riedl               President & CEO, Northwestern Mutual Investment
                           Services, LLC
Kathleen M. Rivera      Vice President, Deputy General Counsel, Products &
                           Distribution
Beth Rodenhuis          Director of Planning and Projects
Tammy Roou              Asst. General Counsel & Asst. Secretary
Linda Schaefer          Director Policyowner Services
Cal Schattschneider     Director of Strategic Analysis
Thomas F. Scheer        Asst. General Counsel & Asst. Secretary
Jane Ann Schiltz        Vice President Estate Market
Kathleen H. Schluter    Vice President & Tax Counsel
Sue Schmeidel           Director Field Development
Calvin Schmidt          Vice President Information Systems
Rodd Schneider          Asst. General Counsel & Asst. Secretary
Catherine L. Shaw       Asst. General Counsel & Asst. Secretary
David Silber            Asst. General Counsel & Asst. Secretary
Stephen M. Silverman    Asst. General Counsel & Asst. Secretary
Dave Simbro             Vice President Long Term Care
Warren Smith            Assistant Director-Architecture
Diane Smith             Assistant Director Policyowner Services
Mark W. Smith           Associate General Counsel & Asst. Secretary
Richard Snyder          Director-Mutual Fund Prod
Steve Sperka            Director DI Benefits
Karen Stevens           Asst. General Counsel & Asst. Secretary
Steve Stone             Director IS Finance
Cheryl Svehlek          Assistant Director DI Underwriting Large Case
Rachel Taknint          Vice President, Department Planning and Operations &
                           Associate General Counsel
Paul Tews               Director Investment Planning
Kellen Thiel            Director-Managed Products
Donald G. Tyler         Vice President-IPS Sales
Mary Beth Van Groll     Vice President Information Systems
Natalie Versnik         Assistant Director SIU
Andy Ware               Vice President Actuary
Joel Weiner             Medical Director
Rachel Weitzer          Asst Director-Products & Sales Service Support
Catherine A. Wilbert    Asst. General Counsel & Asst. Secretary
Don Wilkinson           Vice President Agency Administration
Jeff Williams           Director Corporate Risk Management
Anne Wills              Director-Separate Accounts Operation Compliance
John Wilson             Director Long Term Care Sales Support
Penny Woodcock          Assistant Director DI Quality Assurance
Robert Wright           Director-Russell Strategic Support
Catherine M. Young      Asst. General Counsel & Asst. Secretary
Rick Zehner             Vice President Life Product
Patti Zimmermann        Director Investment Technology & Development
Philip Zwieg            Vice President Information Systems

Name                    Title
----                    -----

Bob Zysk                Director Tax Compliance

The business addresses for all of the executive officers and other officers is 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202.

Item 26. Persons Controlled By or Under Common Control with the Depositor or Registrant

     The subsidiaries of The Northwestern Mutual Life Insurance Company ("Northwestern Mutual"), as of January 31, 2005 are set forth on pages C-11 through C-13. In addition to the subsidiaries set forth pages on C-11 through C-13, the following separate investment accounts (which include the Registrant) may be deemed to be either controlled by, or under common control with, Northwestern Mutual:

     1.   NML Variable Annuity Account A
     2.   NML Variable Annuity Account B
     3.   NML Variable Annuity Account C
     4.   Northwestern Mutual Variable Life Account

     Northwestern Mutual Series Fund, Inc. and Russell Investment Funds (the "Funds"), shown on page C-11 as subsidiaries of Northwestern Mutual, are investment companies registered under the Investment Company Act of 1940, offering their shares to the separate accounts identified above; and the shares of the Funds held in connection with certain of the accounts are voted by Northwestern Mutual in accordance with voting instructions obtained from the persons who own, or are receiving payments under, variable annuity contracts or variable life insurance policies issued in connection with the accounts, or in the same proportions as the shares which are so voted.

                   NORTHWESTERN MUTUAL CORPORATE STRUCTURE/1/
                            (as of January 31, 2005)

                                                                 Jurisdiction of
The Northwestern Mutual Life Insurance Company                   Incorporation
----------------------------------------------                   ---------------
Bradford, Inc. - 100%...................................................Delaware
Chateau, LLC - 100%.....................................................Delaware
Frank Russell Company - 85.48%........................................Washington
Frank Russell Investment Management Company - 85.48%..................Washington
Health Invest, LLC - 100%...............................................Delaware
JYD Assets, LLC - 100%..................................................Delaware
Jersey Par, LLC - 100%..................................................Delaware
Mason Street Advisors, LLC - 100%.......................................Delaware
Mason Street Funds, Inc. (and its 11 funds) - 70%/2/....................Maryland
Network Planning Advisors, L.L.C. - 100%...............................Wisconsin
NM-Exchange, LLC - 100%.................................................Delaware
NM Harrisburg, Inc. - 100%..........................................Pennsylvania
NMIS Alabama Agency, LLC - 100%..........................................Alabama
NMIS Georgia Agency, LLC - 100%..........................................Georgia
NMIS Massachusetts Insurance Agency, LLC - 100%....................Massachusetts
NML Buffalo Agency, Inc. - 100%.........................................New York
NML - CBO, LLC - 100%...................................................Delaware
NML/Mid Atlantic, Inc. - 100%.........................................New Jersey
NML/Tallahassee, Inc. - 100%.............................................Florida
Northwestern Foreign Holdings B.V. - 100%............................Netherlands
Northwestern International Holdings, Inc. - 100%........................Delaware
Northwestern Investment Management Company, LLC - 100%..................Delaware
Northwestern Long Term Care Insurance Company - 100%....................Illinois
Northwestern Mutual Investment Services, LLC - 100%....................Wisconsin
Northwestern Mutual Las Vegas, Inc. - 100%................................Nevada
Northwestern Mutual Series Fund, Inc.
   (and its 18 portfolios) - 100%/3/....................................Maryland
Northwestern Mutual Trust Company - 100% ...................Federal Savings Bank
Northwestern Reinsurance Holdings N.V. - 100%........................Netherlands
Northwestern Securities Holdings, LLC - 100%............................Delaware
NVOP, Inc. - 100%.......................................................Delaware
Russell Investment Funds (and its 5 funds) -  85.48%...............Massachusetts
Saskatoon Centre, Limited - 100% (inactive)......................Ontario, Canada

                                                                 Jurisdiction of
NML Securities Holdings, LLC  - 100%                             Incorporation
------------------------------------                             ---------------
Alexandra International Sales, Inc. - 100% .......................Virgin Islands
Baraboo, Inc. - 100% ...................................................Delaware
Brendan International Sales, Inc. - 100%..........................Virgin Islands
Brian International Sales, Inc. - 100%............................Virgin Islands
Carlisle Ventures, Inc. - 100%..........................................Delaware
Chateau, Inc. - 100%....................................................Delaware
Chateau I, LP - 100%....................................................Delaware
Coral, Inc. - 100%......................................................Delaware
Elderwood International Sales, Inc. - 100%........................Virgin Islands
Elizabeth International Sales, Inc. - 100%........................Virgin Islands
Hazel, Inc. - 100%......................................................Delaware
Higgins, Inc. - 100%....................................................Delaware
Highbrook International Sales, Inc. - 100%........................Virgin Islands
Hobby, Inc. - 100%......................................................Delaware
Jack International Sales, Inc. - 100%.............................Virgin Islands
Justin International FSC, Inc. - 100%.............................Virgin Islands
KerryAnne International Sales, Inc. - 100%........................Virgin Islands
Klode, Inc. - 100%......................................................Delaware
Kristiana International Sales, Inc. - 100%........................Virgin Islands
Lake Bluff, Inc. - 100% (inactive)......................................Delaware
Lydell, Inc. - 100%.....................................................Delaware
Mallon International Sales, Inc. - 100%...........................Virgin Islands
Maroon, Inc. - 100%.....................................................Delaware
Mason & Marshall, Inc. - 100%...........................................Delaware
Nicolet, Inc. - 100%....................................................Delaware
NML Development Corporation - 100%......................................Delaware
North Van Buren, Inc. - 100%............................................Delaware
Northwestern Ellis Company - 100%...........................Novia Scotia, Canada
Northwestern Mutual Life International, Inc. - 100%.....................Delaware
Northwestern  Securities Partnership Holdings, LLC - 100%...............Delaware
NR2004-1, LLC - 100%....................................................Delaware
NW Pipeline, Inc. - 100%...................................................Texas
Painted Rock Development Corporation - 100%..............................Arizona
Park Forest Northeast, Inc. - 100%......................................Delaware
Regina International Sales, Inc. - 100%...........................Virgin Islands
Sean International Sales, Inc. - 100%.............................Virgin Islands
Stadium and Arena Management, Inc. - 100%...............................Delaware
Travers International Sales, Inc. - 100%..........................Virgin Islands
Tupelo, Inc. - 100% ....................................................Delaware
White Oaks, Inc. - 100%.................................................Delaware

                                                                 Jurisdiction of
NML Real Estate Holdings, LLC  - 100%                            Incorporation
-------------------------------------                            ---------------
Amber, LLC - 100%.......................................................Delaware
Bayridge, LLC - 100%....................................................Delaware
Burgundy, LLC- 100%.....................................................Delaware
Cass Corporation - 100%.................................................Delaware
Diversey, Inc. - 100%...................................................Delaware
Elizabeth Lakes Associates - 100% (inactive)............................Michigan
Green Room Properties, LLC - 100%.......................................Delaware
INV Corp. - 100%........................................................Delaware
Larkin, Inc. - 100%.....................................................Delaware
Logan, Inc. - 100%......................................................Delaware
Mitchell, Inc. - 100%...................................................Delaware
New Arcade, LLC - 100%.................................................Wisconsin
Northwestern Real Estate Partnership Holdings, LLC - 100%...............Delaware
Olive, Inc. - 100%......................................................Delaware
RE Corporation - 100%...................................................Delaware
Rocket Sports, Inc. - 100%.................................................Texas
Russet, Inc. - 100% ....................................................Delaware
St. James Apartments, LLC - 100% .......................................Delaware
Solar Resources, Inc. - 100%...........................................Wisconsin
Summerhill Management, LLC - 100%.......................................Delaware
Summerhill Property, LLC - 100%.........................................Delaware
Summit Mall, LLC - 100%.................................................Delaware

/(1)/ Certain subsidiaries are omitted on the basis that, considered in the aggregate at year end 2004, they did not constitute a significant subsidiary as defined by Regulation S-X. Certain investment partnerships and limited liability companies that hold real estate assets of The Northwestern Mutual Life Insurance Company are not represented. Excluded is the entire corporate structure under Frank Russell Company.
/(2)/ Aggressive Growth Stock, Asset Allocation, Growth Stock, High Yield Bond,
     Index 400 Stock, Index 500 Stock, International Equity, Large Cap Core Stock, Municipal Bond, Select Bond, Small Cap Growth Stock.
/(3)/ Aggressive Growth Stock, Alliance Bernstein Mid Cap Value, Asset
     Allocation, Balanced, Capital Guardian Domestic Equity, Franklin Templeton International Equity, Growth Stock, High Yield Bond, Index 400 Stock, Index 500 Stock, International Growth Stock, Janus Capital Appreciation, Large Cap Core Stock, Money Market, Select Bond, Small Cap Growth Stock, T. Rowe Price Small Cap Value, T. Rowe Price Equity Income.

Item 27. Number of Contract Owners

     As of January 31, 2005, 10,958 variable annuity contracts issued in connection with NML Variable Annuity Account A were outstanding. All such contracts were issued as contracts for plans qualifying for special treatment under various provisions of the Internal Revenue Code.

Item 28. Indemnification

     That portion of the By-laws of Northwestern Mutual relating to indemnification of Trustees and officers is set forth in full in Article VII of the By-laws of Northwestern Mutual, amended by resolution and previously filed as an exhibit to the registration statement for Northwestern Mutual Variable Life Account on July 15, 1998.

Item 29. Principal Underwriters

     (a) Northwestern Mutual Investment Services, LLC ("NMIS"), the co-depositor of the Registrant, may be considered the principal underwriter currently distributing securities of the Registrant. NMIS is also co-depositor, and may be considered the principal underwriter, for NML Variable Annuity Account B, a separate investment account of Northwestern Mutual registered under the Investment Company Act of 1940 as a unit investment trust. In addition, NMIS is the principal underwriter for Mason Street Funds, Inc., a management investment company registered as such under the Investment Company Act of 1940.

     (b) The directors and officers of NMIS are as follows:

Name                     Position
----                     --------
Rebekah B. Barsch        Director, Annuities
William H. Beckley       Director
Mark S. Bishop           Director, Field Supervision
Robert A. Brooks         Sales Desk Manager
Steven T. Catlett        Vice President, Investment Products
Walter J. Chossek        Treasurer
Eric P. Christophersen   Vice President and Chief Compliance Officer
David J. Dorshorst       Director, Field Services and Support
Christina H. Fiasca      Director
Carol J. Flemma          Director, Business Development
John Ford                Regional Vice President
Stephen J. Frankl        Director, Field Training and Development
Don P. Gehrke            Director, Retail Investment Operations
Mark J. Gmach            Regional Vice President, Field Supervision
John M. Grogan           Vice President, Field Services and Support
Richard L. Hall          Senior Vice President, Life Product
Diane B. Horn            Director, NMIS Compliance
Robert J. Johnson        Director, Field Compliance and Review
Mark A. Kaprelian        Secretary
John C. (Chris) Kelly    Assistant Treasurer
John L. Kordsmeier       Vice President, Variable Life Sales
Patricia A. Krueger      Director, Annuity Operations
Kurt W. Lofgren          Director, NMIS Policy and Development
Mac McAuliffe            Regional Vice President
Jean M. Maier            Senior Vice President, Compliance/Best Practices
Allan J. McDonell        Director, Retail Investment Services
Joanne M. Migliaccio     Director, Field Services and Support
Lynn A. Milewski         Director, Annuity Operations
Jennifer Murphy          Assistant Secretary
John E. Muth             Director, Marketing Materials Review

Jeffrey J. Niehaus       Director, Business Retirement Markets
Gregory C. Oberland      Senior Vice President, Insurance Operations
Jennifer O'Leary         Assistant Treasurer
Daniel J. O'Meara        Regional Vice President, Field Supervision
Chris E. Peterson        Regional Vice President
Richard R. Richter       Regional Vice President, Field Management
Daniel A. Riedl          Director; President and CEO
Charles D. Robinson      Director
Robin E. Rogers          Assistant Director, Field Services and Support
John E. Schlifske        Director
Richard P. Snyder        Director, Mutual Funds
Leonard F. Stecklein     Senior Vice President, Investment Product Operations
Kellen A. Thiel          Director, Managed Products
J. Edward Tippetts       Vice President, Field Development
Donald G. Tyler          Vice President, Investment Product Sales
Thomas A. Waisnor        Regional Vice President
Donald R. Wilkinson      Vice President, Field Management
Brian D. Wilson          Regional Vice President
Robert E. Zysk           Assistant Treasurer

The address for each director and officer of NMIS is 611 East Wisconsin Avenue, Milwaukee, Wisconsin 53202.

     (c) During 2004 life insurance agents of Northwestern Mutual who are also registered representatives of NMIS received commissions, including general agent overrides, in the aggregate amount of $1,974,137 for sales of variable annuity contracts, and interests therein, issued in connection with the Registrant.

Item 30. Location of Accounts and Records

     All accounts, books or other documents required to be maintained in connection with the Registrant's operations are maintained in the physical possession of Northwestern Mutual at 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202.

Item 31. Management Services

     There are no contracts, other than those referred to in Part A or Part B of this Registration Statement, under which management-related services are provided to the Registrant and pursuant to which total payments of $5,000 or more were made during any of the last three fiscal years.

Item 32. Undertakings

     (a) The Registrant undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

     (b) The Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

     (c) The Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

     (d) Reference is made to the indemnification provisions disclosed in response to Item 28. Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the registered securities, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                                   SIGNATURES

     As required by the Securities Act of 1933, the Registrant, NML Variable Annuity Account A, has duly caused this Amended Registration Statement to be signed on its behalf, in the City of Milwaukee, and State of Wisconsin, on the 25th day of February, 2005.

                                         NML VARIABLE ANNUITY ACCOUNT A
                                         (Registrant)


                                         By THE NORTHWESTERN MUTUAL LIFE
                                            INSURANCE COMPANY
                                            (Depositor)


Attest: /s/ ROBERT J. BERDAN             By: /s/ EDWARD J. ZORE
        ------------------------------       -----------------------------------
        Robert J. Berdan,                     Edward J. Zore, President
        Vice President,                       and Chief Executive Officer
        General Counsel and Secretary

          As required by the Securities Act of 1933, this Amended Registration Statement has been signed by the Depositor on the 25th day of February, 2005.

                                         THE NORTHWESTERN MUTUAL LIFE
                                         INSURANCE COMPANY
                                         (Depositor)


Attest: /s/ ROBERT J. BERDAN             By: /s/ EDWARD J. ZORE
        ------------------------------       -----------------------------------
        Robert J. Berdan,                    Edward J. Zore, President
        Vice President,                      and Chief Executive Officer
        General Counsel and Secretary

          As required by the Securities Act of 1933, this Amended Registration Statement has been signed by the following persons in the capacities with the Depositor and on the dates indicated:

Signature                   Title
---------                   -----


/s/ EDWARD J. ZORE          Trustee, President and
-------------------------   Principal Executive
Edward J. Zore              Officer


/s/ GARY A. POLINER         Senior Vice President and
-------------------------   Principal Financial Officer
Gary A. Poliner


/s/ JOHN C. KELLY           Vice President, Controller    Each of the signatures
-------------------------   and Principal Accounting      is affixed as of
John C. Kelly               Officer                       February 25, 2005

/s/ J. THOMAS LEWIS*          Trustee
-----------------------------
J. Thomas Lewis


/s/ PATRICIA ALBJERG GRAHAM*  Trustee
-----------------------------
Patricia Albjerg Graham


/s/ STEPHEN F. KELLER*        Trustee
-----------------------------
Stephen F. Keller


/s/ PIERRE S. du PONT*        Trustee
-----------------------------
Pierre S. du Pont


/s/ J. E. GALLEGOS*           Trustee
-----------------------------
J. E. Gallegos


/s/ KATHRYN D. WRISTON*       Trustee
-----------------------------
Kathryn D. Wriston


/s/ BARRY L. WILLIAMS*        Trustee                     Each of the signatures
-----------------------------                             is affixed as of
Barry L. Williams                                         February 25, 2005


/s/ DANIEL F. MCKEITHAN, JR.* Trustee
-----------------------------
Daniel F. McKeithan, Jr.


/s/ JAMES D. ERICSON*         Trustee
-----------------------------
James D. Ericson


/s/EDWARD E. BARR*            Trustee
-----------------------------
Edward E. Barr


/s/ ROBERT C. BUCHANAN*       Trustee
-----------------------------
Robert C. Buchanan


/s/ SHERWOOD H. SMITH, JR.*   Trustee
-----------------------------
Sherwood H. Smith, Jr.


/s/ H. MASON SIZEMORE, JR.*   Trustee
-----------------------------
H. Mason Sizemore, Jr.


/s/ JOHN J. STOLLENWERK*      Trustee
-----------------------------
John J. Stollenwerk

/s/ GEORGE A. DICKERMAN*      Trustee
-----------------------------
George A. Dickerman


/s/ JOHN E. STEURI*           Trustee
-----------------------------
John E. Steuri


/s/ STEPHEN N. GRAFF*         Trustee
-----------------------------
Stephen N. Graff


/s/ BARBARA A. KING*          Trustee
-----------------------------
Barbara A. King


/s/ PETER M. SOMMERHAUSER*    Trustee                     Each of the signatures
-----------------------------                             is affixed as of
Peter M. Sommerhauser                                     February 25, 2005


/s/ JAMES P. HACKETT*         Trustee
-----------------------------
James P. Hackett


/s/ JOHN M. BREMER*           Trustee
-----------------------------
John M. Bremer


/s/ PETER W. BRUCE*           Trustee
-----------------------------
Peter W. Bruce


/s/ DAVID A. ERNE*            Trustee
-----------------------------
David A. Erne


/s/ MARGERY KRAUS*            Trustee
-----------------------------
Margery Kraus


                              Trustee
-----------------------------
Connie K. Duckworth


                              Trustee
-----------------------------
Ulice Payne, Jr.


*By: /s/ EDWARD J. ZORE
     ---------------------------------
     Edward J. Zore, Attorney in fact,
     pursuant to the Power of Attorney
     attached hereto

                                POWER OF ATTORNEY

     The undersigned Trustees of THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY hereby constitute and appoint Edward J. Zore and John M. Bremer, or either of them, their true and lawful attorneys and agents to sign the names of the undersigned Trustees to (1) the registration statement or statements to be filed under the Securities Act of 1933 and to any instrument or document filed as part thereof or in connection therewith or in any way related thereto, and any and all amendments thereto in connection with variable contracts issued or sold by The Northwestern Mutual Life Insurance Company or any separate account credited therein and (2) the Form 10-K Annual Report or Reports of The Northwestern Mutual Life Insurance Company and/or its separate accounts for its or their fiscal year ended December 31, 2004 to be filed under the Securities Exchange Act of 1934 and to any instrument or document filed as part thereof or in connection therewith or in any way related thereto, and any and all amendments thereto. "Variable contracts" as used herein means any contracts providing for benefits or values which may vary according to the investment experience of any separate account maintained by The Northwestern Mutual Life Insurance Company, including variable annuity contracts and variable life insurance policies. Each of the undersigned hereby ratifies and confirms all that said attorneys and agents shall do or cause to be done by virtue hereof.

     IN WITNESS WHEREOF, each of the undersigned has subscribed these presents this 28th day of July, 2004.


                                         /s/ EDWARD E. BARR              Trustee
                                         -----------------------------
                                         Edward E. Barr


                                         /s/ JOHN M. BREMER              Trustee
                                         -----------------------------
                                         John M. Bremer


                                         /s/ PETER W. BRUCE              Trustee
                                         -----------------------------
                                         Peter W. Bruce


                                         /s/ ROBERT C. BUCHANAN          Trustee
                                         -----------------------------
                                         Robert C. Buchanan


                                         /s/ GEORGE A. DICKERMAN         Trustee
                                         -----------------------------
                                         George A. Dickerman


                                         /s/ PIERRE S. du PONT           Trustee
                                         -----------------------------
                                         Pierre S. du Pont

                                         /s/ JAMES D. ERICSON            Trustee
                                         -----------------------------
                                         James D. Ericson


                                         /s/ DAVID A. ERNE               Trustee
                                         -----------------------------
                                         David A. Erne


                                         /s/ J. E. GALLEGOS              Trustee
                                         -----------------------------
                                         J. E. Gallegos


                                         /s/ STEPHEN N. GRAFF            Trustee
                                         -----------------------------
                                         Stephen N. Graff


                                         /s/ PATRICIA ALBJERG GRAHAM     Trustee
                                         -----------------------------
                                         Patricia Albjerg Graham


                                         /s/ JAMES P. HACKETT            Trustee
                                         -----------------------------
                                         James P. Hackett


                                         /s/ STEPHEN F. KELLER           Trustee
                                         -----------------------------
                                         Stephen F. Keller


                                         /s/ BARBARA A. KING             Trustee
                                         -----------------------------
                                         Barbara A. King


                                         /s/ MARGERY KRAUS               Trustee
                                         -----------------------------
                                         Margery Kraus


                                         /s/ J. THOMAS LEWIS             Trustee
                                         -----------------------------
                                         J. Thomas Lewis


                                         /s/ DANIEL F. McKEITHAN, JR.    Trustee
                                         -----------------------------
                                         Daniel F. McKeithan, Jr.

                                         /s/ H. MASON SIZEMORE, JR.      Trustee
                                         -----------------------------
                                         H. Mason Sizemore, Jr.


                                         /s/ SHERWOOD H. SMITH, JR.      Trustee
                                         -----------------------------
                                         Sherwood H. Smith, Jr.


                                         /s/ PETER M. SOMMERHAUSER       Trustee
                                         -----------------------------
                                         Peter M. Sommerhauser


                                         /s/JOHN E. STEURI               Trustee
                                         -----------------------------
                                         John E. Steuri


                                         /s/ JOHN J. STOLLENWERK         Trustee
                                         -----------------------------
                                         John J. Stollenwerk


                                         /s/ BARRY L. WILLIAMS           Trustee
                                         -----------------------------
                                         Barry L. Williams


                                         /s/ KATHRYN D. WRISTON          Trustee
                                         -----------------------------
                                         Kathryn D. Wriston


                                         /s/ EDWARD J. ZORE              Trustee
                                         -----------------------------
                                         Edward J. Zore

                                  EXHIBIT INDEX
                          EXHIBITS FILED WITH FORM N-4
                        POST-EFFECTIVE AMENDMENT NO. 8 TO
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                                       FOR
                         NML VARIABLE ANNUITY ACCOUNT A

Exhibit Number                             Exhibit Name
--------------                             ------------
Exhibit B(6)     Amendment to By-laws of The Northwestern Mutual Life Insurance
                 Company dated January 26, 2005

Exhibit B(10)    Consent of PricewaterhouseCoopers LLP